UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1: Schedule of Investments

Vanguard Tax-Managed Growth and Income Fund

Schedule of Investments
As of March 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (12.1%)
Walt Disney Co.	328,308	26,288
* Amazon.com Inc.	74,957	25,225
Comcast Corp. Class A	491,333	24,576
Home Depot Inc.	283,706	22,450
McDonald's Corp.	199,462	19,553
Twenty-First Century Fox Inc. Class A	391,724	12,523
* priceline.com Inc.	10,501	12,516
Ford Motor Co.	794,575	12,395
Time Warner Inc.	180,166	11,770
Starbucks Corp.	152,641	11,201
NIKE Inc. Class B	150,104	11,087
Lowe's Cos. Inc.	210,682	10,302
General Motors Co.	262,528	9,036
TJX Cos. Inc.	143,138	8,681
Target Corp.	127,173	7,695
Time Warner Cable Inc.	55,985	7,680
* DIRECTV	95,591	7,305
CBS Corp. Class B	111,143	6,869
Viacom Inc. Class B	80,399	6,833
Yum! Brands Inc.	89,162	6,722
Johnson Controls Inc.	134,022	6,342
Macy's Inc.	74,486	4,416
VF Corp.	70,868	4,385
* Netflix Inc.	12,079	4,252
Delphi Automotive plc	56,048	3,803
Omnicom Group Inc.	51,975	3,773
* Discovery Communications Inc. Class A	44,700	3,697
* AutoZone Inc.	6,782	3,643
Wynn Resorts Ltd.	16,293	3,620
* Chipotle Mexican Grill Inc. Class A	6,278	3,566
* Michael Kors Holdings Ltd.	36,140	3,371
Carnival Corp.	88,640	3,356
* Dollar General Corp.	59,663	3,310
* O'Reilly Automotive Inc.	21,568	3,200
Ross Stores Inc.	43,423	3,107
Starwood Hotels & Resorts Worldwide Inc.	38,711	3,081
Harley-Davidson Inc.	44,527	2,966
* Bed Bath & Beyond Inc.	42,864	2,949
BorgWarner Inc.	45,602	2,803
L Brands Inc.	48,868	2,774
Coach Inc.	55,763	2,769
Mattel Inc.	68,383	2,743
Genuine Parts Co.	30,876	2,682
Marriott International Inc. Class A	44,424	2,489
Whirlpool Corp.	15,473	2,313
Kohl's Corp.	40,613	2,307
* Dollar Tree Inc.	42,116	2,198
Gap Inc.	53,510	2,144
* CarMax Inc.	45,191	2,115

PVH Corp.	16,311	2,035
* TripAdvisor Inc.	22,413	2,030
Tractor Supply Co.	28,141	1,988
Tiffany & Co.	22,303	1,921
Ralph Lauren Corp. Class A	11,935	1,921
Wyndham Worldwide Corp.	25,696	1,882
Nordstrom Inc.	28,636	1,788
* News Corp. Class A	100,231	1,726
* Mohawk Industries Inc.	12,334	1,677
Newell Rubbermaid Inc.	56,089	1,677
H&R Block Inc.	55,157	1,665
Scripps Networks Interactive Inc. Class A	21,881	1,661
Comcast Corp.	33,914	1,654
Expedia Inc.	20,813	1,509
Staples Inc.	132,530	1,503
Interpublic Group of Cos. Inc.	85,909	1,473
Best Buy Co. Inc.	55,378	1,463
Harman International Industries Inc.	13,581	1,445
PetSmart Inc.	20,749	1,429
Lennar Corp. Class A	35,569	1,409
Garmin Ltd.	25,000	1,382
PulteGroup Inc.	69,907	1,342
Darden Restaurants Inc.	26,211	1,330
Goodyear Tire & Rubber Co.	50,143	1,310
Hasbro Inc.	23,105	1,285
Gannett Co. Inc.	45,525	1,257
DR Horton Inc.	56,755	1,229
* Fossil Group Inc.	9,812	1,144
Family Dollar Stores Inc.	19,556	1,134
GameStop Corp. Class A	23,921	983
Leggett & Platt Inc.	27,981	913
* Urban Outfitters Inc.	21,740	793
Cablevision Systems Corp. Class A	44,068	743
International Game Technology	49,978	703
* AutoNation Inc.	13,049	695
Graham Holdings Co. Class B	900	633
		405,613
Consumer Staples (9.7%)
Procter & Gamble Co.	546,394	44,039
Coca-Cola Co.	763,509	29,517
Philip Morris International Inc.	319,417	26,151
PepsiCo Inc.	306,734	25,612
Wal-Mart Stores Inc.	326,013	24,917
CVS Caremark Corp.	238,174	17,830
Altria Group Inc.	401,952	15,045
Mondelez International Inc. Class A	343,244	11,859
Walgreen Co.	176,502	11,654
Colgate-Palmolive Co.	175,838	11,407
Costco Wholesale Corp.	88,553	9,890
Kimberly-Clark Corp.	76,386	8,422
Kraft Foods Group Inc.	119,993	6,732
General Mills Inc.	125,969	6,528
Archer-Daniels-Midland Co.	133,139	5,777
Kroger Co.	103,973	4,538
Sysco Corp.	118,285	4,274
Lorillard Inc.	73,025	3,949
Whole Foods Market Inc.	75,028	3,805

Estee Lauder Cos. Inc. Class A	51,392	3,437
Mead Johnson Nutrition Co.	40,690	3,383
Reynolds American Inc.	63,137	3,373
Kellogg Co.	51,793	3,248
Hershey Co.	30,218	3,155
Brown-Forman Corp. Class B	32,525	2,917
* Constellation Brands Inc. Class A	33,722	2,865
Beam Inc.	33,420	2,784
* Keurig Green Mountain Inc.	26,068	2,753
ConAgra Foods Inc.	84,802	2,631
Tyson Foods Inc. Class A	54,031	2,378
Clorox Co.	25,928	2,282
Coca-Cola Enterprises Inc.	47,760	2,281
Dr Pepper Snapple Group Inc.	39,618	2,158
JM Smucker Co.	20,828	2,025
* Monster Beverage Corp.	27,463	1,907
McCormick & Co. Inc.	26,343	1,890
Molson Coors Brewing Co. Class B	31,710	1,866
Safeway Inc.	46,210	1,707
Campbell Soup Co.	35,830	1,608
Hormel Foods Corp.	27,400	1,350
Avon Products Inc.	87,243	1,277
		325,221
Energy (10.1%)
Exxon Mobil Corp.	870,867	85,066
Chevron Corp.	384,697	45,744
Schlumberger Ltd.	263,393	25,681
ConocoPhillips	247,050	17,380
Occidental Petroleum Corp.	160,375	15,282
EOG Resources Inc.	54,929	10,775
Halliburton Co.	171,795	10,117
Phillips 66	118,593	9,139
Anadarko Petroleum Corp.	101,466	8,600
National Oilwell Varco Inc.	86,653	6,748
Apache Corp.	79,484	6,593
Baker Hughes Inc.	88,040	5,724
Valero Energy Corp.	107,415	5,704
Williams Cos. Inc.	137,810	5,592
Pioneer Natural Resources Co.	28,730	5,377
Devon Energy Corp.	77,408	5,181
Marathon Petroleum Corp.	59,424	5,172
Noble Energy Inc.	72,366	5,141
Marathon Oil Corp.	140,944	5,006
Spectra Energy Corp.	135,471	5,004
Hess Corp.	55,111	4,568
Kinder Morgan Inc.	134,724	4,377
* Southwestern Energy Co.	71,453	3,288
EQT Corp.	30,282	2,937
Cabot Oil & Gas Corp.	84,676	2,869
Transocean Ltd.	67,873	2,806
Range Resources Corp.	32,786	2,720
* Cameron International Corp.	43,575	2,692
Chesapeake Energy Corp.	101,327	2,596
ONEOK Inc.	42,124	2,496
Ensco plc Class A	47,275	2,495
* FMC Technologies Inc.	47,356	2,476
Helmerich & Payne Inc.	21,487	2,311

Murphy Oil Corp.	34,566	2,173
CONSOL Energy Inc.	45,789	1,829
Noble Corp. plc	51,051	1,671
Tesoro Corp.	26,684	1,350
Nabors Industries Ltd.	52,606	1,297
Denbury Resources Inc.	71,492	1,173
QEP Resources Inc.	36,468	1,074
Peabody Energy Corp.	55,275	903
* Newfield Exploration Co.	27,011	847
* Rowan Cos. plc Class A	24,886	838
Diamond Offshore Drilling Inc.	14,311	698
		341,510
Financials (16.4%)
Wells Fargo & Co.	964,933	47,996
JPMorgan Chase & Co.	763,086	46,327
* Berkshire Hathaway Inc. Class B	328,209	41,016
Bank of America Corp.	2,129,752	36,632
Citigroup Inc.	611,846	29,124
American Express Co.	184,353	16,597
US Bancorp	367,174	15,737
American International Group Inc.	294,964	14,751
Goldman Sachs Group Inc.	84,782	13,892
MetLife Inc.	226,837	11,977
Simon Property Group Inc.	63,301	10,381
PNC Financial Services Group Inc.	107,876	9,385
Capital One Financial Corp.	115,323	8,898
Morgan Stanley	283,171	8,827
Bank of New York Mellon Corp.	228,574	8,066
BlackRock Inc.	25,353	7,973
Prudential Financial Inc.	93,233	7,892
ACE Ltd.	67,719	6,708
American Tower Corporation	79,557	6,513
Charles Schwab Corp.	235,913	6,448
State Street Corp.	87,105	6,058
Travelers Cos. Inc.	71,067	6,048
Aflac Inc.	91,917	5,795
BB&T Corp.	143,757	5,775
Discover Financial Services	95,033	5,530
Marsh & McLennan Cos. Inc.	110,515	5,448
Aon plc	60,939	5,136
Allstate Corp.	89,976	5,091
Crown Castle International Corp.	67,554	4,984
Public Storage	29,089	4,901
CME Group Inc.	63,410	4,693
IntercontinentalExchange Group Inc.	23,109	4,572
Franklin Resources Inc.	81,678	4,425
Chubb Corp.	49,554	4,425
T. Rowe Price Group Inc.	53,048	4,369
* Berkshire Hathaway Inc. Class A	23	4,309
SunTrust Banks Inc.	107,914	4,294
Ameriprise Financial Inc.	38,442	4,231
McGraw Hill Financial Inc.	54,847	4,185
Prologis Inc.	100,370	4,098
Fifth Third Bancorp	171,819	3,943
Equity Residential	67,432	3,910
Ventas Inc.	59,058	3,577
HCP Inc.	91,718	3,558

Boston Properties Inc.	30,702	3,516
Health Care REIT Inc.	58,303	3,475
Weyerhaeuser Co.	117,528	3,450
Vornado Realty Trust	34,957	3,445
Invesco Ltd.	87,371	3,233
M&T Bank Corp.	26,509	3,216
AvalonBay Communities Inc.	24,362	3,199
Hartford Financial Services Group Inc.	90,344	3,186
Regions Financial Corp.	286,613	3,184
Host Hotels & Resorts Inc.	152,242	3,081
Moody's Corp.	37,818	3,000
Northern Trust Corp.	45,248	2,967
Loews Corp.	61,894	2,726
Progressive Corp.	110,893	2,686
Lincoln National Corp.	52,725	2,672
KeyCorp	180,760	2,574
Principal Financial Group Inc.	55,114	2,535
General Growth Properties Inc.	105,205	2,315
SLM Corp.	86,237	2,111
Comerica Inc.	36,493	1,890
Unum Group	52,625	1,858
Kimco Realty Corp.	82,123	1,797
Leucadia National Corp.	63,639	1,782
* Genworth Financial Inc. Class A	100,034	1,774
Macerich Co.	28,091	1,751
XL Group plc Class A	55,526	1,735
Huntington Bancshares Inc.	168,723	1,682
* CBRE Group Inc. Class A	56,221	1,542
Plum Creek Timber Co. Inc.	35,515	1,493
Cincinnati Financial Corp.	29,895	1,455
Torchmark Corp.	17,799	1,401
* E*TRADE Financial Corp.	57,259	1,318
Zions Bancorporation	36,740	1,138
Legg Mason Inc.	21,336	1,046
People's United Financial Inc.	64,032	952
Assurant Inc.	14,609	949
Hudson City Bancorp Inc.	95,019	934
Apartment Investment & Management Co. Class A	29,092	879
NASDAQ OMX Group Inc.	23,395	864
		553,306
Health Care (13.4%)
Johnson & Johnson	570,029	55,994
Pfizer Inc.	1,286,293	41,316
Merck & Co. Inc.	592,559	33,640
* Gilead Sciences Inc.	309,920	21,961
Amgen Inc.	152,096	18,759
Bristol-Myers Squibb Co.	331,217	17,207
AbbVie Inc.	320,035	16,450
UnitedHealth Group Inc.	199,572	16,363
* Biogen Idec Inc.	47,618	14,565
Medtronic Inc.	202,026	12,433
Abbott Laboratories	310,835	11,970
* Express Scripts Holding Co.	156,572	11,757
Eli Lilly & Co.	198,448	11,681
* Celgene Corp.	81,881	11,431
Thermo Fisher Scientific Inc.	78,854	9,481
McKesson Corp.	46,335	8,181

Baxter International Inc.	109,358	8,046
Allergan Inc.	60,267	7,479
* Actavis plc	35,207	7,247
Covidien plc	90,978	6,701
* Alexion Pharmaceuticals Inc.	39,944	6,077
WellPoint Inc.	56,952	5,670
Aetna Inc.	73,043	5,476
Cardinal Health Inc.	69,355	4,853
Stryker Corp.	59,350	4,835
* Regeneron Pharmaceuticals Inc.	15,832	4,754
Cigna Corp.	55,066	4,611
Becton Dickinson and Co.	39,016	4,568
* Forest Laboratories Inc.	48,223	4,449
Perrigo Co. plc	26,902	4,161
Agilent Technologies Inc.	67,484	3,774
St. Jude Medical Inc.	57,208	3,741
* Mylan Inc.	75,234	3,674
* Boston Scientific Corp.	266,616	3,605
Humana Inc.	30,962	3,490
* Intuitive Surgical Inc.	7,725	3,383
* Vertex Pharmaceuticals Inc.	47,753	3,377
* Cerner Corp.	59,276	3,334
Zimmer Holdings Inc.	34,196	3,234
AmerisourceBergen Corp. Class A	46,424	3,045
Zoetis Inc.	100,700	2,914
* DaVita HealthCare Partners Inc.	35,826	2,467
CR Bard Inc.	15,729	2,328
* Waters Corp.	17,077	1,851
* Varian Medical Systems Inc.	20,749	1,743
* CareFusion Corp.	42,489	1,709
Quest Diagnostics Inc.	29,342	1,699
* Laboratory Corp. of America Holdings	17,068	1,676
* Edwards Lifesciences Corp.	21,543	1,598
* Hospira Inc.	33,654	1,455
DENTSPLY International Inc.	29,053	1,338
PerkinElmer Inc.	22,637	1,020
* Tenet Healthcare Corp.	19,404	831
Patterson Cos. Inc.	16,540	691
		450,093
Industrials (10.7%)
General Electric Co.	2,021,975	52,349
United Technologies Corp.	169,596	19,816
Boeing Co.	138,001	17,318
3M Co.	127,017	17,231
Union Pacific Corp.	91,777	17,223
Honeywell International Inc.	157,957	14,652
United Parcel Service Inc. Class B	143,099	13,935
Caterpillar Inc.	128,376	12,757
Emerson Electric Co.	141,800	9,472
Danaher Corp.	120,966	9,072
Lockheed Martin Corp.	54,499	8,896
FedEx Corp.	56,034	7,428
Precision Castparts Corp.	29,244	7,392
Eaton Corp. plc	95,606	7,182
General Dynamics Corp.	65,622	7,148
Deere & Co.	74,593	6,773
Illinois Tool Works Inc.	78,971	6,423

Raytheon Co.	63,382	6,262
Norfolk Southern Corp.	62,284	6,052
Delta Air Lines Inc.	171,071	5,928
CSX Corp.	203,417	5,893
Northrop Grumman Corp.	43,689	5,390
Cummins Inc.	34,944	5,206
PACCAR Inc.	71,635	4,831
Tyco International Ltd.	92,668	3,929
Waste Management Inc.	87,034	3,662
Parker Hannifin Corp.	30,090	3,602
Rockwell Automation Inc.	27,903	3,475
Southwest Airlines Co.	140,824	3,325
Pentair Ltd.	39,989	3,173
WW Grainger Inc.	12,313	3,111
Ingersoll-Rand plc	52,100	2,982
Dover Corp.	34,384	2,811
Fastenal Co.	54,882	2,707
Roper Industries Inc.	20,059	2,678
Stanley Black & Decker Inc.	31,289	2,542
Nielsen Holdings NV	56,945	2,541
AMETEK Inc.	48,986	2,522
Fluor Corp.	32,268	2,508
Kansas City Southern	22,349	2,281
Textron Inc.	57,163	2,246
Rockwell Collins Inc.	27,214	2,168
Flowserve Corp.	27,604	2,162
L-3 Communications Holdings Inc.	17,277	2,041
Pall Corp.	22,173	1,984
* Stericycle Inc.	17,164	1,950
Republic Services Inc. Class A	54,111	1,848
* Jacobs Engineering Group Inc.	26,482	1,682
Equifax Inc.	24,367	1,658
Expeditors International of Washington Inc.	40,660	1,611
* Quanta Services Inc.	43,569	1,608
Masco Corp.	71,219	1,582
CH Robinson Worldwide Inc.	29,780	1,560
Xylem Inc.	37,056	1,350
Snap-on Inc.	11,667	1,324
Cintas Corp.	20,202	1,204
Robert Half International Inc.	27,801	1,166
Joy Global Inc.	20,089	1,165
ADT Corp.	36,986	1,108
Pitney Bowes Inc.	40,481	1,052
Allegion plc	18,266	953
Iron Mountain Inc.	34,342	947
Ryder System Inc.	10,604	847
Dun & Bradstreet Corp.	7,796	775
		358,469
Information Technology (18.6%)
Apple Inc.	179,763	96,486
* Google Inc. Class A	56,884	63,398
Microsoft Corp.	1,522,241	62,397
International Business Machines Corp.	197,227	37,964
Oracle Corp.	697,812	28,547
QUALCOMM Inc.	340,713	26,869
Intel Corp.	1,001,880	25,858
Cisco Systems Inc.	1,038,025	23,262

Visa Inc. Class A	102,145	22,049
* Facebook Inc. Class A	344,200	20,735
MasterCard Inc. Class A	205,960	15,385
* eBay Inc.	234,681	12,964
Hewlett-Packard Co.	382,498	12,378
EMC Corp.	408,830	11,206
Texas Instruments Inc.	218,440	10,299
Accenture plc Class A	128,589	10,251
Automatic Data Processing Inc.	97,024	7,496
* Yahoo! Inc.	189,761	6,812
* Salesforce.com Inc.	113,368	6,472
* Cognizant Technology Solutions Corp. Class A	122,776	6,214
* Adobe Systems Inc.	93,930	6,175
Corning Inc.	280,919	5,849
* Micron Technology Inc.	214,461	5,074
Applied Materials Inc.	244,795	4,999
TE Connectivity Ltd.	82,755	4,983
Intuit Inc.	57,172	4,444
Western Digital Corp.	42,261	3,880
Seagate Technology plc	66,517	3,736
SanDisk Corp.	45,285	3,677
Broadcom Corp. Class A	111,450	3,508
Analog Devices Inc.	62,684	3,331
Fidelity National Information Services Inc.	58,641	3,134
* Alliance Data Systems Corp.	10,739	2,926
Motorola Solutions Inc.	45,468	2,923
Amphenol Corp. Class A	31,841	2,918
Xilinx Inc.	53,636	2,911
* Fiserv Inc.	51,134	2,899
Symantec Corp.	139,952	2,795
Paychex Inc.	65,125	2,774
* Juniper Networks Inc.	101,298	2,609
Xerox Corp.	224,820	2,540
NetApp Inc.	66,818	2,466
KLA-Tencor Corp.	33,759	2,334
Linear Technology Corp.	47,747	2,325
Altera Corp.	63,821	2,313
* Autodesk Inc.	46,033	2,264
* Citrix Systems Inc.	37,203	2,137
* Akamai Technologies Inc.	36,053	2,099
CA Inc.	65,600	2,032
* Red Hat Inc.	37,827	2,004
NVIDIA Corp.	111,781	2,002
Microchip Technology Inc.	40,199	1,920
Western Union Co.	111,622	1,826
* Electronic Arts Inc.	62,688	1,819
* Lam Research Corp.	32,904	1,810
Computer Sciences Corp.	29,584	1,799
* F5 Networks Inc.	15,094	1,609
* Teradata Corp.	31,959	1,572
Harris Corp.	21,420	1,567
* VeriSign Inc.	25,231	1,360
LSI Corp.	113,132	1,252
FLIR Systems Inc.	28,796	1,037
Total System Services Inc.	33,998	1,034
* First Solar Inc.	14,133	986

Jabil Circuit Inc.	36,840	663
		627,357
Materials (3.5%)
EI du Pont de Nemours & Co.	187,147	12,558
Monsanto Co.	105,710	12,027
Dow Chemical Co.	245,445	11,926
LyondellBasell Industries NV Class A	87,092	7,746
Praxair Inc.	59,134	7,745
Freeport-McMoRan Copper & Gold Inc.	209,931	6,942
Ecolab Inc.	54,657	5,902
PPG Industries Inc.	27,937	5,405
Air Products & Chemicals Inc.	42,610	5,072
International Paper Co.	88,318	4,052
Mosaic Co.	68,115	3,406
Sherwin-Williams Co.	17,154	3,382
Nucor Corp.	63,927	3,231
CF Industries Holdings Inc.	11,189	2,916
Alcoa Inc.	215,403	2,772
Eastman Chemical Co.	30,943	2,668
Newmont Mining Corp.	99,679	2,337
Sigma-Aldrich Corp.	23,959	2,237
FMC Corp.	26,928	2,062
Vulcan Materials Co.	26,430	1,756
International Flavors & Fragrances Inc.	16,254	1,555
Ball Corp.	28,251	1,548
Airgas Inc.	13,497	1,438
MeadWestvaco Corp.	35,555	1,338
Sealed Air Corp.	39,892	1,311
* Owens-Illinois Inc.	32,885	1,113
Avery Dennison Corp.	19,187	972
Allegheny Technologies Inc.	22,220	837
United States Steel Corp.	29,680	819
Bemis Co. Inc.	20,450	802
Cliffs Natural Resources Inc.	31,469	644
		118,519
Telecommunication Services (2.4%)
Verizon Communications Inc.	834,520	39,698
AT&T Inc.	1,049,284	36,798
CenturyLink Inc.	116,326	3,820
Frontier Communications Corp.	199,222	1,136
Windstream Holdings Inc.	120,758	995
		82,447
Utilities (3.1%)
Duke Energy Corp.	142,299	10,134
NextEra Energy Inc.	87,955	8,410
Dominion Resources Inc.	117,046	8,309
Southern Co.	179,277	7,877
Exelon Corp.	172,530	5,790
American Electric Power Co. Inc.	98,052	4,967
Sempra Energy	45,752	4,427
PPL Corp.	127,113	4,212
PG&E Corp.	92,377	3,991
Public Service Enterprise Group Inc.	101,489	3,871
Edison International	65,670	3,718
Consolidated Edison Inc.	59,032	3,167
Xcel Energy Inc.	100,079	3,038

Northeast Utilities	63,257	2,878
FirstEnergy Corp.	84,004	2,859
DTE Energy Co.	35,679	2,651
Entergy Corp.	35,835	2,396
NiSource Inc.	62,758	2,230
Wisconsin Energy Corp.	45,842	2,134
NRG Energy Inc.	65,274	2,076
CenterPoint Energy Inc.	85,988	2,037
Ameren Corp.	49,221	2,028
AES Corp.	133,105	1,901
CMS Energy Corp.	53,775	1,574
SCANA Corp.	28,388	1,457
Pinnacle West Capital Corp.	22,440	1,227
AGL Resources Inc.	24,089	1,179
Pepco Holdings Inc.	49,655	1,017
Integrys Energy Group Inc.	16,073	959
TECO Energy Inc.	40,750	699
		103,213
Total Investments (100.0%) (Cost $2,025,066)		3,365,748
Other Assets and Liabilities-Net (0.0%)		173
Net Assets (100%)		3,365,921

* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At March 31, 2014, the cost of investment securities for tax purposes was $2,025,066,000. Net unrealized appreciation of investment securities for tax purposes was $1,340,682,000, consisting of unrealized gains of $1,441,663,000 on securities that had risen in value since their purchase and $100,981,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Capital Appreciation Fund

Schedule of Investments
As of March 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (15.0%)
Walt Disney Co.	542,636	43,449
* Amazon.com Inc.	115,540	38,881
Comcast Corp. Class A	755,371	37,784
Wal-Mart Stores Inc.	488,128	37,308
Home Depot Inc.	445,800	35,276
McDonald's Corp.	306,260	30,023
* eBay Inc.	427,598	23,620
Time Warner Inc.	315,349	20,602
Twenty-First Century Fox Inc. Class A	637,530	20,382
Ford Motor Co.	1,209,933	18,875
Starbucks Corp.	254,952	18,708
Lowe's Cos. Inc.	367,400	17,966
NIKE Inc. Class B	243,200	17,963
* priceline.com Inc.	13,595	16,204
Costco Wholesale Corp.	144,000	16,082
General Motors Co.	447,156	15,391
Viacom Inc. Class B	171,033	14,536
* DIRECTV	186,409	14,245
Target Corp.	220,900	13,367
Time Warner Cable Inc.	94,542	12,969
Yum! Brands Inc.	159,210	12,003
Johnson Controls Inc.	237,600	11,243
Las Vegas Sands Corp.	118,640	9,584
* Liberty Global plc	226,239	9,210
McGraw Hill Financial Inc.	117,000	8,927
* AutoZone Inc.	16,290	8,749
* O'Reilly Automotive Inc.	53,848	7,990
CBS Corp. Class B	127,174	7,859
* Liberty Interactive Corp. Class A	269,426	7,778
BorgWarner Inc.	123,400	7,585
Ross Stores Inc.	103,292	7,390
Starwood Hotels & Resorts Worldwide Inc.	92,618	7,372
Estee Lauder Cos. Inc. Class A	107,900	7,216
Marriott International Inc. Class A	128,575	7,203
* Bed Bath & Beyond Inc.	102,415	7,046
* Discovery Communications Inc.	90,137	6,946
Advance Auto Parts Inc.	50,702	6,414
TJX Cos. Inc.	103,996	6,307
* Dollar Tree Inc.	120,738	6,300
* MGM Resorts International	241,823	6,253
* TripAdvisor Inc.	67,256	6,093
* CarMax Inc.	128,143	5,997
Gap Inc.	148,547	5,951
Royal Caribbean Cruises Ltd.	104,800	5,718
* WABCO Holdings Inc.	53,541	5,652
PVH Corp.	45,231	5,643
* Hertz Global Holdings Inc.	211,477	5,634
Coach Inc.	111,500	5,537
* Sirius XM Holdings Inc.	1,701,325	5,444

* Mohawk Industries Inc.	38,900	5,290
Harley-Davidson Inc.	78,500	5,229
Interpublic Group of Cos. Inc.	294,400	5,046
Ralph Lauren Corp. Class A	31,300	5,037
Expedia Inc.	68,906	4,996
DR Horton Inc.	218,469	4,730
Harman International Industries Inc.	43,600	4,639
Brinker International Inc.	88,250	4,629
* Toll Brothers Inc.	127,860	4,590
* NVR Inc.	3,950	4,531
Scripps Networks Interactive Inc. Class A	59,478	4,515
PetSmart Inc.	65,000	4,478
PulteGroup Inc.	233,330	4,478
Hanesbrands Inc.	57,986	4,435
* Apollo Education Group Inc.	128,229	4,391
Lennar Corp. Class A	108,953	4,317
Hasbro Inc.	77,100	4,288
* Tempur Sealy International Inc.	80,650	4,086
* Liberty Media Corp. Class A	30,877	4,036
* Dollar General Corp.	71,400	3,961
Darden Restaurants Inc.	77,080	3,913
Kohl's Corp.	68,850	3,911
* Netflix Inc.	10,930	3,848
* Tesla Motors Inc.	17,950	3,742
Dillard's Inc. Class A	40,246	3,719
Omnicom Group Inc.	50,600	3,674
Gentex Corp.	107,252	3,382
Macy's Inc.	56,800	3,368
Aaron's Inc.	110,682	3,347
Foot Locker Inc.	70,600	3,317
* Hyatt Hotels Corp. Class A	60,883	3,276
* AutoNation Inc.	58,225	3,099
John Wiley & Sons Inc. Class A	53,700	3,095
* Lamar Advertising Co. Class A	56,186	2,865
* News Corp. Class A	159,382	2,745
Avon Products Inc.	182,716	2,675
Nu Skin Enterprises Inc. Class A	30,966	2,565
* Liberty Ventures Class A	18,529	2,415
KAR Auction Services Inc.	71,953	2,184
* Liberty Global plc Class A	51,815	2,155
Weight Watchers International Inc.	102,200	2,099
Nordstrom Inc.	32,300	2,017
* TRW Automotive Holdings Corp.	17,253	1,408
* Michael Kors Holdings Ltd.	14,000	1,306
Comcast Corp.	26,219	1,278
* Starz	30,877	997
* AMC Networks Inc. Class A	13,586	993
CST Brands Inc.	29,575	924
Abercrombie & Fitch Co.	23,300	897
GameStop Corp. Class A	20,430	840
American Eagle Outfitters Inc.	66,991	820
* Madison Square Garden Co. Class A	13,586	771
* Sears Holdings Corp.	11,437	546
Goodyear Tire & Rubber Co.	20,770	543
Mattel Inc.	12,557	504
Chico's FAS Inc.	28,340	454
Wynn Resorts Ltd.	2,000	444

Best Buy Co. Inc.	15,759	416
Lennar Corp. Class B	8,300	271
Cablevision Systems Corp. Class A	14,944	252
Carnival Corp.	5,800	220
Nielsen Holdings NV	3,000	134
* Norwegian Cruise Line Holdings Ltd.	3,900	126
Staples Inc.	9,495	108
Fortune Brands Home & Security Inc.	2,546	107
* JC Penney Co. Inc.	3,534	30
International Game Technology	400	6
		848,183
Consumer Staples (7.7%)
Procter & Gamble Co.	796,678	64,212
Coca-Cola Co.	1,145,800	44,297
PepsiCo Inc.	469,139	39,173
Philip Morris International Inc.	426,809	34,943
CVS Caremark Corp.	388,354	29,072
Walgreen Co.	302,300	19,961
Colgate-Palmolive Co.	231,800	15,037
Altria Group Inc.	388,723	14,550
Mondelez International Inc. Class A	351,526	12,145
Archer-Daniels-Midland Co.	243,273	10,556
Kroger Co.	221,700	9,677
Hershey Co.	72,600	7,579
Tyson Foods Inc. Class A	169,184	7,446
* Keurig Green Mountain Inc.	69,983	7,390
Coca-Cola Enterprises Inc.	153,000	7,307
* Constellation Brands Inc. Class A	85,120	7,233
Brown-Forman Corp. Class B	74,469	6,679
Kraft Foods Group Inc.	117,175	6,574
* Monster Beverage Corp.	86,500	6,007
Dr Pepper Snapple Group Inc.	109,700	5,974
Safeway Inc.	158,562	5,857
Clorox Co.	66,120	5,819
Church & Dwight Co. Inc.	78,188	5,400
Hormel Foods Corp.	105,200	5,183
McCormick & Co. Inc.	70,300	5,043
Kimberly-Clark Corp.	45,440	5,010
JM Smucker Co.	49,024	4,767
General Mills Inc.	88,800	4,602
Beam Inc.	54,800	4,565
Energizer Holdings Inc.	45,169	4,550
Campbell Soup Co.	97,400	4,371
Molson Coors Brewing Co. Class B	71,900	4,232
* WhiteWave Foods Co. Class A	144,340	4,120
Ingredion Inc.	54,900	3,738
Whole Foods Market Inc.	65,680	3,331
Mead Johnson Nutrition Co.	30,021	2,496
Dean Foods Co.	144,926	2,241
Bunge Ltd.	24,455	1,944
Kellogg Co.	22,800	1,430
Sysco Corp.	17,111	618
ConAgra Foods Inc.	11,200	348
Hillshire Brands Co.	8,920	332
		435,809

Energy (9.0%)
Exxon Mobil Corp.	1,288,164	125,828
Chevron Corp.	569,538	67,724
Schlumberger Ltd.	324,236	31,613
EOG Resources Inc.	96,700	18,970
Occidental Petroleum Corp.	190,339	18,137
ConocoPhillips	249,132	17,526
Anadarko Petroleum Corp.	172,523	14,623
Phillips 66	157,963	12,173
National Oilwell Varco Inc.	146,541	11,411
Pioneer Natural Resources Co.	55,087	10,309
Noble Energy Inc.	144,000	10,230
Hess Corp.	123,200	10,211
Baker Hughes Inc.	150,671	9,797
Valero Energy Corp.	182,480	9,690
Halliburton Co.	128,600	7,573
* Cameron International Corp.	122,202	7,548
EQT Corp.	75,000	7,273
Cabot Oil & Gas Corp.	209,940	7,113
Range Resources Corp.	82,800	6,870
* Concho Resources Inc.	55,500	6,799
Cimarex Energy Co.	56,501	6,730
* FMC Technologies Inc.	126,300	6,604
Helmerich & Payne Inc.	57,980	6,236
Williams Cos. Inc.	128,600	5,219
* Ultra Petroleum Corp.	185,271	4,982
* Continental Resources Inc.	39,400	4,896
* Newfield Exploration Co.	148,751	4,665
QEP Resources Inc.	152,196	4,481
Superior Energy Services Inc.	142,983	4,398
* Dresser-Rand Group Inc.	74,455	4,349
Patterson-UTI Energy Inc.	135,089	4,280
SM Energy Co.	59,956	4,274
* Rowan Cos. plc Class A	125,122	4,214
Marathon Petroleum Corp.	46,450	4,043
* WPX Energy Inc.	220,281	3,972
* Unit Corp.	60,500	3,955
World Fuel Services Corp.	88,747	3,914
* SandRidge Energy Inc.	615,254	3,778
Marathon Oil Corp.	92,900	3,300
* Southwestern Energy Co.	52,997	2,438
Apache Corp.	29,251	2,426
CONSOL Energy Inc.	52,500	2,097
Tesoro Corp.	26,500	1,341
Denbury Resources Inc.	68,956	1,131
Chesapeake Energy Corp.	25,211	646
Devon Energy Corp.	7,942	531
Kinder Morgan Inc.	8,193	266
Diamond Offshore Drilling Inc.	1,980	96
		510,680
Financial Services (18.9%)
* Berkshire Hathaway Inc. Class B	546,745	68,327
JPMorgan Chase & Co.	1,111,121	67,456
Wells Fargo & Co.	1,242,908	61,822
Bank of America Corp.	3,115,520	53,587
Citigroup Inc.	944,700	44,968
Visa Inc. Class A	164,098	35,422

MasterCard Inc. Class A	366,600	27,385
American Express Co.	300,500	27,054
American International Group Inc.	422,780	21,143
Goldman Sachs Group Inc.	109,200	17,892
US Bancorp	392,700	16,831
Simon Property Group Inc.	98,448	16,145
Prudential Financial Inc.	161,904	13,705
American Tower Corporation	147,000	12,035
Discover Financial Services	202,200	11,766
State Street Corp.	164,978	11,474
Aflac Inc.	172,500	10,874
Charles Schwab Corp.	377,200	10,309
Crown Castle International Corp.	131,623	9,711
Ameriprise Financial Inc.	87,960	9,682
Public Storage	55,200	9,301
SunTrust Banks Inc.	229,890	9,147
Capital One Financial Corp.	117,800	9,089
Franklin Resources Inc.	166,200	9,005
Travelers Cos. Inc.	101,877	8,670
Fifth Third Bancorp	368,920	8,467
Boston Properties Inc.	68,200	7,811
T. Rowe Price Group Inc.	92,978	7,657
IntercontinentalExchange Group Inc.	37,569	7,432
* Fiserv Inc.	131,100	7,432
Lincoln National Corp.	143,986	7,296
Fidelity National Information Services Inc.	130,478	6,974
KeyCorp	481,169	6,852
Host Hotels & Resorts Inc.	334,772	6,776
Equity Residential	115,600	6,704
Weyerhaeuser Co.	228,100	6,695
Progressive Corp.	267,900	6,489
Loews Corp.	144,508	6,366
* Genworth Financial Inc. Class A	341,860	6,061
MetLife Inc.	112,842	5,958
* Affiliated Managers Group Inc.	29,750	5,952
TD Ameritrade Holding Corp.	174,400	5,921
Unum Group	166,800	5,890
General Growth Properties Inc.	263,357	5,794
Allstate Corp.	102,300	5,788
* E*TRADE Financial Corp.	249,379	5,741
Morgan Stanley	183,800	5,729
CIT Group Inc.	115,735	5,673
* CBRE Group Inc. Class A	205,090	5,626
M&T Bank Corp.	46,286	5,615
Moody's Corp.	70,100	5,560
* Howard Hughes Corp.	38,899	5,551
SL Green Realty Corp.	55,110	5,545
Principal Financial Group Inc.	120,400	5,537
PNC Financial Services Group Inc.	63,531	5,527
Torchmark Corp.	68,650	5,403
Global Payments Inc.	75,417	5,363
* Markel Corp.	8,976	5,351
* Arch Capital Group Ltd.	88,800	5,110
* Signature Bank	40,400	5,074
AvalonBay Communities Inc.	38,375	5,039
Equifax Inc.	74,000	5,034
Raymond James Financial Inc.	89,650	5,014

East West Bancorp Inc.	134,700	4,917
Aon plc	58,100	4,897
Assurant Inc.	75,300	4,892
First Republic Bank	90,357	4,878
Jones Lang LaSalle Inc.	40,177	4,761
Reinsurance Group of America Inc. Class A	58,819	4,684
Zions Bancorporation	150,084	4,650
* American Capital Ltd.	288,458	4,555
BlackRock Inc.	14,450	4,544
* MSCI Inc. Class A	105,164	4,524
* Alleghany Corp.	11,059	4,505
Prologis Inc.	109,525	4,472
* Realogy Holdings Corp.	99,500	4,323
NASDAQ OMX Group Inc.	114,892	4,244
* Popular Inc.	136,044	4,216
SEI Investments Co.	123,770	4,160
CME Group Inc.	55,950	4,141
* MBIA Inc.	294,850	4,125
Plum Creek Timber Co. Inc.	97,800	4,112
CapitalSource Inc.	277,939	4,055
Commerce Bancshares Inc.	87,124	4,044
Gaming and Leisure Properties Inc.	110,547	4,031
HCC Insurance Holdings Inc.	87,200	3,967
White Mountains Insurance Group Ltd.	6,481	3,888
* Forest City Enterprises Inc. Class A	199,691	3,814
WR Berkley Corp.	90,396	3,762
Cullen/Frost Bankers Inc.	47,600	3,690
Brown & Brown Inc.	118,600	3,648
Bank of New York Mellon Corp.	103,106	3,639
BRE Properties Inc.	57,500	3,610
Dun & Bradstreet Corp.	36,200	3,596
First Horizon National Corp.	289,149	3,568
DDR Corp.	216,364	3,566
First Citizens BancShares Inc. Class A	14,760	3,553
Douglas Emmett Inc.	130,873	3,552
Equity Lifestyle Properties Inc.	85,264	3,466
Hospitality Properties Trust	119,270	3,425
StanCorp Financial Group Inc.	50,600	3,380
* CoreLogic Inc.	111,746	3,357
Eaton Vance Corp.	86,202	3,289
Apartment Investment & Management Co. Class A	108,443	3,277
* Starwood Waypoint Residential Trust	113,400	3,265
Leucadia National Corp.	116,219	3,254
Taubman Centers Inc.	45,862	3,247
* TFS Financial Corp.	260,720	3,241
Brixmor Property Group Inc.	150,000	3,200
* Alliance Data Systems Corp.	11,600	3,160
Post Properties Inc.	63,600	3,123
Associated Banc-Corp	170,670	3,082
American Homes 4 Rent Class A	182,800	3,055
Hanover Insurance Group Inc.	49,600	3,047
SLM Corp.	123,245	3,017
CNA Financial Corp.	69,500	2,969
Camden Property Trust	42,400	2,855
Retail Properties of America Inc.	209,357	2,835
Alexandria Real Estate Equities Inc.	38,630	2,803
Chubb Corp.	30,900	2,759

BOK Financial Corp.	38,571	2,663
Lazard Ltd. Class A	55,686	2,622
Legg Mason Inc.	47,500	2,329
Total System Services Inc.	74,759	2,273
Hartford Financial Services Group Inc.	64,184	2,264
Broadridge Financial Solutions Inc.	58,725	2,181
BB&T Corp.	53,000	2,129
ACE Ltd.	20,902	2,071
American Financial Group Inc.	32,200	1,858
Jack Henry & Associates Inc.	31,457	1,754
Digital Realty Trust Inc.	28,440	1,510
* St. Joe Co.	75,335	1,450
New York Community Bancorp Inc.	86,400	1,388
Northern Trust Corp.	19,050	1,249
Bank of Hawaii Corp.	20,100	1,218
Interactive Brokers Group Inc.	51,335	1,112
Federal Realty Investment Trust	8,200	941
Fidelity National Financial Inc. Class A	25,361	797
People's United Financial Inc.	42,614	634
Invesco Ltd.	12,010	444
Extra Space Storage Inc.	6,100	296
Western Union Co.	11,625	190
Essex Property Trust Inc.	300	51
		1,072,720
Health Care (12.7%)
Johnson & Johnson	795,698	78,161
Pfizer Inc.	1,935,216	62,159
Merck & Co. Inc.	812,868	46,146
* Gilead Sciences Inc.	485,100	34,374
Amgen Inc.	241,637	29,803
UnitedHealth Group Inc.	328,662	26,947
* Biogen Idec Inc.	78,961	24,152
Bristol-Myers Squibb Co.	451,901	23,476
AbbVie Inc.	407,600	20,951
* Express Scripts Holding Co.	266,195	19,989
* Celgene Corp.	139,419	19,463
Medtronic Inc.	263,600	16,222
Thermo Fisher Scientific Inc.	132,556	15,939
Abbott Laboratories	407,600	15,697
Allergan Inc.	112,730	13,990
* Actavis plc	66,165	13,620
McKesson Corp.	73,424	12,964
WellPoint Inc.	124,216	12,366
Eli Lilly & Co.	193,109	11,366
Aetna Inc.	144,422	10,827
* Alexion Pharmaceuticals Inc.	68,916	10,484
* Forest Laboratories Inc.	111,700	10,307
Cardinal Health Inc.	145,512	10,183
Cigna Corp.	118,300	9,905
Becton Dickinson and Co.	80,600	9,437
Baxter International Inc.	127,341	9,370
Stryker Corp.	109,200	8,897
* Mylan Inc.	180,570	8,817
St. Jude Medical Inc.	131,832	8,620
Humana Inc.	72,800	8,206
Zimmer Holdings Inc.	81,170	7,677
AmerisourceBergen Corp. Class A	115,100	7,549

* Vertex Pharmaceuticals Inc.	100,988	7,142
* Henry Schein Inc.	52,400	6,255
* Endo Health Solutions Inc.	81,247	5,578
Universal Health Services Inc. Class B	67,400	5,531
* Laboratory Corp. of America Holdings	51,900	5,097
* Hospira Inc.	115,240	4,984
PerkinElmer Inc.	109,504	4,934
Cooper Cos. Inc.	33,500	4,602
DENTSPLY International Inc.	95,800	4,411
CR Bard Inc.	29,300	4,336
* Regeneron Pharmaceuticals Inc.	14,200	4,264
* Myriad Genetics Inc.	123,600	4,226
Quest Diagnostics Inc.	72,800	4,217
* QIAGEN NV	189,602	3,999
Techne Corp.	46,700	3,987
Teleflex Inc.	37,000	3,968
* CareFusion Corp.	97,796	3,933
Patterson Cos. Inc.	73,530	3,071
Covidien plc	36,200	2,666
* Health Net Inc.	74,200	2,524
Omnicare Inc.	40,900	2,440
* Varian Medical Systems Inc.	28,200	2,368
* Incyte Corp. Ltd.	18,900	1,012
Zoetis Inc.	33,840	979
* Boston Scientific Corp.	72,350	978
* Medivation Inc.	12,554	808
* DaVita HealthCare Partners Inc.	4,400	303
* Mallinckrodt plc	4,525	287
Perrigo Co. plc	1,803	279
* Intuitive Surgical Inc.	630	276
* Brookdale Senior Living Inc. Class A	3,600	121
		717,640
Materials & Processing (4.3%)
Praxair Inc.	103,500	13,555
Precision Castparts Corp.	53,300	13,472
LyondellBasell Industries NV Class A	132,900	11,820
Ecolab Inc.	104,738	11,311
EI du Pont de Nemours & Co.	160,300	10,756
Monsanto Co.	87,134	9,913
Freeport-McMoRan Copper & Gold Inc.	295,407	9,769
Dow Chemical Co.	182,640	8,874
CF Industries Holdings Inc.	31,660	8,252
Sherwin-Williams Co.	40,131	7,911
Nucor Corp.	129,600	6,550
Fastenal Co.	126,000	6,214
FMC Corp.	80,900	6,194
Sigma-Aldrich Corp.	65,500	6,116
Vulcan Materials Co.	87,217	5,796
* WR Grace & Co.	55,889	5,543
Celanese Corp. Class A	99,111	5,502
Ball Corp.	100,000	5,481
Martin Marietta Materials Inc.	40,200	5,160
* Owens-Illinois Inc.	145,880	4,935
* Crown Holdings Inc.	107,600	4,814
Valspar Corp.	65,700	4,738
Rockwood Holdings Inc.	62,760	4,669
Cytec Industries Inc.	47,400	4,627

Airgas Inc.	43,400	4,623
Owens Corning	104,987	4,532
United States Steel Corp.	156,500	4,321
Westlake Chemical Corp.	63,608	4,210
Albemarle Corp.	63,000	4,184
* Tahoe Resources Inc.	193,851	4,100
Sealed Air Corp.	122,572	4,029
Mosaic Co.	71,400	3,570
Valmont Industries Inc.	23,637	3,518
Reliance Steel & Aluminum Co.	46,300	3,272
Lennox International Inc.	35,090	3,190
Scotts Miracle-Gro Co. Class A	51,099	3,131
Eastman Chemical Co.	35,507	3,061
Newmont Mining Corp.	105,056	2,463
Allegheny Technologies Inc.	50,100	1,888
Packaging Corp. of America	26,600	1,872
International Paper Co.	35,900	1,647
Royal Gold Inc.	21,768	1,363
Southern Copper Corp.	34,224	996
Air Products & Chemicals Inc.	5,700	679
* MRC Global Inc.	8,581	231
Cliffs Natural Resources Inc.	261	5
		242,857
Producer Durables (11.4%)
General Electric Co.	2,991,499	77,450
United Technologies Corp.	280,100	32,727
Boeing Co.	236,770	29,712
Union Pacific Corp.	131,214	24,624
3M Co.	154,200	20,919
Danaher Corp.	209,200	15,690
FedEx Corp.	116,000	15,377
United Parcel Service Inc. Class B	147,300	14,344
General Dynamics Corp.	121,400	13,223
Honeywell International Inc.	140,800	13,061
Caterpillar Inc.	128,820	12,801
Delta Air Lines Inc.	351,400	12,176
Norfolk Southern Corp.	121,650	11,821
Illinois Tool Works Inc.	141,200	11,484
CSX Corp.	389,800	11,292
Cummins Inc.	75,400	11,234
PACCAR Inc.	142,910	9,638
Deere & Co.	104,800	9,516
Emerson Electric Co.	142,400	9,512
Northrop Grumman Corp.	72,268	8,916
Agilent Technologies Inc.	156,606	8,757
Southwest Airlines Co.	366,337	8,649
Parker Hannifin Corp.	67,500	8,080
Raytheon Co.	80,915	7,994
Accenture plc Class A	97,213	7,750
Flowserve Corp.	87,550	6,859
WW Grainger Inc.	27,000	6,822
AMETEK Inc.	127,475	6,564
Xerox Corp.	577,604	6,527
Roper Industries Inc.	47,800	6,382
L-3 Communications Holdings Inc.	54,000	6,380
Fluor Corp.	81,200	6,312
Pall Corp.	69,300	6,200

Waste Management Inc.	140,297	5,902
Rockwell Collins Inc.	73,700	5,872
Textron Inc.	149,220	5,863
* Waters Corp.	51,650	5,599
* Quanta Services Inc.	151,348	5,585
Wabtec Corp.	71,600	5,549
* Stericycle Inc.	48,408	5,500
Huntington Ingalls Industries Inc.	52,000	5,317
* Jacobs Engineering Group Inc.	82,566	5,243
IDEX Corp.	71,845	5,237
FLIR Systems Inc.	141,500	5,094
* Mettler-Toledo International Inc.	21,000	4,949
Expeditors International of Washington Inc.	123,861	4,909
Terex Corp.	108,966	4,827
* Verisk Analytics Inc. Class A	80,005	4,797
Oshkosh Corp.	80,757	4,754
Alliant Techsystems Inc.	33,100	4,705
JB Hunt Transport Services Inc.	63,096	4,538
Carlisle Cos. Inc.	56,500	4,483
Donaldson Co. Inc.	103,200	4,376
Manpowergroup Inc.	54,600	4,304
Cintas Corp.	70,766	4,218
Toro Co.	66,100	4,177
Lockheed Martin Corp.	24,730	4,037
* AECOM Technology Corp.	123,901	3,986
TransDigm Group Inc.	21,334	3,951
SPX Corp.	37,400	3,677
Robert Half International Inc.	87,500	3,671
Automatic Data Processing Inc.	47,100	3,639
MSC Industrial Direct Co. Inc. Class A	41,700	3,608
Towers Watson & Co. Class A	31,300	3,570
Landstar System Inc.	59,989	3,552
* United Continental Holdings Inc.	77,600	3,463
Xylem Inc.	87,100	3,172
Joy Global Inc.	52,500	3,045
KBR Inc.	89,249	2,381
Lexmark International Inc. Class A	50,300	2,328
Eaton Corp. plc	29,894	2,246
Stanley Black & Decker Inc.	26,745	2,173
* Zebra Technologies Corp.	30,757	2,135
Graco Inc.	27,658	2,067
Allison Transmission Holdings Inc.	68,285	2,044
Manitowoc Co. Inc.	62,200	1,956
ITT Corp.	43,550	1,862
Exelis Inc.	87,100	1,656
* Navistar International Corp.	32,334	1,095
* Copart Inc.	27,700	1,008
Iron Mountain Inc.	26,946	743
Republic Services Inc. Class A	19,512	666
AGCO Corp.	10,600	585
Pentair Ltd.	6,070	482
ADT Corp.	15,050	451
Ryder System Inc.	5,200	415
Babcock & Wilcox Co.	10,920	362
CH Robinson Worldwide Inc.	2,249	118
		644,735

Technology (15.9%)
Apple Inc.	268,330	144,023
Microsoft Corp.	2,418,436	99,132
* Google Inc. Class A	80,898	90,162
International Business Machines Corp.	307,358	59,163
Oracle Corp.	1,112,634	45,518
QUALCOMM Inc.	472,620	37,271
Intel Corp.	1,363,285	35,186
* Facebook Inc. Class A	545,917	32,886
Cisco Systems Inc.	1,395,220	31,267
EMC Corp.	718,800	19,702
Texas Instruments Inc.	389,800	18,379
* Adobe Systems Inc.	197,700	12,997
* Cognizant Technology Solutions Corp. Class A	244,994	12,399
* Yahoo! Inc.	342,420	12,293
Corning Inc.	478,200	9,956
Hewlett-Packard Co.	306,823	9,929
Intuit Inc.	126,660	9,845
Western Digital Corp.	98,400	9,035
* Salesforce.com Inc.	132,691	7,575
Amphenol Corp. Class A	79,800	7,314
* Juniper Networks Inc.	283,029	7,291
Broadcom Corp. Class A	230,450	7,255
Applied Materials Inc.	335,600	6,853
Symantec Corp.	316,351	6,317
Analog Devices Inc.	118,166	6,279
KLA-Tencor Corp.	90,600	6,264
* Micron Technology Inc.	263,100	6,225
* Autodesk Inc.	126,488	6,221
* SBA Communications Corp. Class A	67,103	6,104
NetApp Inc.	164,263	6,061
Linear Technology Corp.	124,200	6,047
Altera Corp.	164,935	5,977
NVIDIA Corp.	329,244	5,897
* Brocade Communications Systems Inc.	515,900	5,474
* Lam Research Corp.	94,645	5,205
* Arrow Electronics Inc.	87,100	5,170
* Citrix Systems Inc.	89,256	5,126
LSI Corp.	458,928	5,080
Avnet Inc.	108,600	5,053
* NCR Corp.	133,834	4,892
Computer Sciences Corp.	78,900	4,799
* VeriFone Systems Inc.	141,252	4,777
Motorola Solutions Inc.	69,204	4,449
* Ingram Micro Inc.	143,002	4,227
* Synopsys Inc.	108,990	4,186
DST Systems Inc.	42,800	4,057
* AOL Inc.	92,340	4,042
Solera Holdings Inc.	63,396	4,015
* Teradata Corp.	81,064	3,988
Xilinx Inc.	71,336	3,871
* Zynga Inc. Class A	896,200	3,854
* Cadence Design Systems Inc.	245,160	3,810
* Tech Data Corp.	59,710	3,640
CA Inc.	113,266	3,508
* Rovi Corp.	134,500	3,064
Compuware Corp.	276,640	2,905

Activision Blizzard Inc.	135,400	2,768
* Fairchild Semiconductor International Inc. Class A	163,958	2,261
* Teradyne Inc.	110,200	2,192
* Atmel Corp.	248,700	2,079
* Polycom Inc.	140,400	1,926
IAC/InterActiveCorp	24,515	1,750
Microchip Technology Inc.	31,400	1,500
Amdocs Ltd.	12,000	557
* VeriSign Inc.	7,105	383
Harris Corp.	4,300	315
* Electronic Arts Inc.	100	3
		901,749
Utilities (5.1%)
Verizon Communications Inc.	1,204,989	57,321
AT&T Inc.	1,558,415	54,654
NextEra Energy Inc.	146,807	14,038
Sempra Energy	100,036	9,680
Duke Energy Corp.	111,730	7,957
Edison International	138,600	7,846
Northeast Utilities	142,899	6,502
PG&E Corp.	145,600	6,290
NRG Energy Inc.	186,206	5,921
* Level 3 Communications Inc.	145,470	5,694
Wisconsin Energy Corp.	120,084	5,590
AES Corp.	386,798	5,524
Southern Co.	124,900	5,488
* Sprint Corp.	594,942	5,468
* Calpine Corp.	260,680	5,451
Dominion Resources Inc.	73,086	5,188
CenterPoint Energy Inc.	217,600	5,155
MDU Resources Group Inc.	148,850	5,107
CMS Energy Corp.	164,986	4,831
ITC Holdings Corp.	129,279	4,829
* T-Mobile US Inc.	145,917	4,820
OGE Energy Corp.	125,800	4,624
American Water Works Co. Inc.	101,108	4,590
Energen Corp.	56,100	4,533
National Fuel Gas Co.	59,025	4,134
SCANA Corp.	80,500	4,131
Aqua America Inc.	155,828	3,907
Integrys Energy Group Inc.	61,481	3,667
Telephone & Data Systems Inc.	124,547	3,264
American Electric Power Co. Inc.	60,600	3,070
Questar Corp.	115,800	2,754
Exelon Corp.	79,200	2,658
United States Cellular Corp.	61,554	2,524
UGI Corp.	55,273	2,521
Consolidated Edison Inc.	44,100	2,366
CenturyLink Inc.	56,364	1,851
NiSource Inc.	35,920	1,276
Entergy Corp.	15,600	1,043
FirstEnergy Corp.	2,963	101
Frontier Communications Corp.	5	—
		286,368
Total Common Stocks (Cost $2,918,091)		5,660,741

	Coupon
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost
$5,009)	0.122%	5,009,249	5,009
Total Investments (100.1%) (Cost $2,923,100)			5,665,750
Other Assets and Liabilities-Net (-0.1%)			(4,101)
Net Assets (100%)			5,661,649

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At March 31, 2014, the cost of investment securities for tax purposes was $2,922,842,000. Net unrealized appreciation of investment securities for tax purposes was $2,742,908,000, consisting of unrealized gains of $2,748,784,000 on securities that had risen in value since their purchase and $5,876,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Balanced Fund

Schedule of Investments
As of March 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (47.9%)
Consumer Discretionary (7.0%)
Walt Disney Co.	68,566	5,490
* Amazon.com Inc.	14,842	4,995
Comcast Corp. Class A	93,245	4,664
Wal-Mart Stores Inc.	58,449	4,467
Home Depot Inc.	46,199	3,656
* eBay Inc.	54,944	3,035
* Priceline Group Inc.	2,228	2,656
Ford Motor Co.	169,000	2,636
McDonald's Corp.	26,674	2,615
Twenty-First Century Fox Inc. Class A	79,051	2,527
Time Warner Inc.	35,596	2,325
Starbucks Corp.	31,063	2,279
NIKE Inc. Class B	29,894	2,208
Lowe's Cos. Inc.	44,915	2,196
Costco Wholesale Corp.	18,817	2,101
TJX Cos. Inc.	32,586	1,976
* DIRECTV	23,818	1,820
CBS Corp. Class B	28,800	1,780
Viacom Inc. Class B	17,927	1,524
General Motors Co.	40,900	1,408
Yum! Brands Inc.	17,905	1,350
Target Corp.	22,045	1,334
Macy's Inc.	20,494	1,215
Time Warner Cable Inc.	8,243	1,131
Johnson Controls Inc.	23,700	1,121
* Michael Kors Holdings Ltd.	11,400	1,063
* Dollar General Corp.	18,800	1,043
* AutoZone Inc.	1,921	1,032
* Liberty Global plc	25,233	1,027
* O'Reilly Automotive Inc.	6,562	974
BorgWarner Inc.	14,952	919
Starwood Hotels & Resorts Worldwide Inc.	11,507	916
Ross Stores Inc.	12,704	909
* DISH Network Corp. Class A	14,505	902
* Bed Bath & Beyond Inc.	13,100	901
Harley-Davidson Inc.	13,490	899
Marriott International Inc. Class A	15,783	884
Las Vegas Sands Corp.	10,600	856
Estee Lauder Cos. Inc. Class A	12,718	851
Advance Auto Parts Inc.	6,264	792
* Liberty Media Corp. Class A	5,904	772
PVH Corp.	5,883	734
Expedia Inc.	10,091	732
Tractor Supply Co.	10,314	728
Polaris Industries Inc.	5,200	727
* Jarden Corp.	12,138	726
Royal Caribbean Cruises Ltd.	13,147	717
Gap Inc.	17,685	708
* WABCO Holdings Inc.	6,496	686

Harman International Industries Inc.	6,307	671
Newell Rubbermaid Inc.	22,218	664
Scripps Networks Interactive Inc. Class A	8,668	658
Ralph Lauren Corp. Class A	4,073	655
Coach Inc.	13,120	652
Kohl's Corp.	11,385	647
* Dollar Tree Inc.	12,088	631
Carnival Corp.	16,650	630
Lear Corp.	7,200	603
Fortune Brands Home & Security Inc.	14,125	594
DR Horton Inc.	27,322	592
Lennar Corp. Class A	14,723	583
* NVR Inc.	500	574
* Liberty Ventures Class A	4,342	566
* TripAdvisor Inc.	6,191	561
Service Corp. International	27,800	553
* News Corp. Class A	31,637	545
* Discovery Communications Inc. Class A	6,441	533
Nu Skin Enterprises Inc. Class A	6,400	530
Gentex Corp.	16,743	528
Hanesbrands Inc.	6,900	528
Wyndham Worldwide Corp.	7,100	520
PetSmart Inc.	7,424	511
Brinker International Inc.	9,637	505
Domino's Pizza Inc.	6,400	493
* Starz	15,104	488
Aaron's Inc.	15,511	469
Signet Jewelers Ltd.	4,400	466
Dillard's Inc. Class A	5,013	463
John Wiley & Sons Inc. Class A	7,818	451
Thor Industries Inc.	7,000	427
Chico's FAS Inc.	26,500	425
Wendy's Co.	43,670	398
DSW Inc. Class A	10,400	373
Burger King Worldwide Inc.	13,300	353
McGraw Hill Financial Inc.	4,600	351
* Liberty Global plc Class A	7,927	330
Comcast Corp.	6,476	316
Delphi Automotive plc	4,600	312
Dunkin' Brands Group Inc.	5,700	286
DeVry Education Group Inc.	6,600	280
* Bally Technologies Inc.	4,200	278
Omnicom Group Inc.	3,800	276
Weight Watchers International Inc.	13,317	274
* MGM Resorts International	9,613	249
* Panera Bread Co. Class A	1,300	229
CST Brands Inc.	6,766	211
International Game Technology	13,267	187
Family Dollar Stores Inc.	2,666	155
* Toll Brothers Inc.	2,600	93
* Murphy USA Inc.	1,675	68
* Netflix Inc.	177	62
* Liberty Interactive Corp. Class A	2,138	62
* AMC Networks Inc. Class A	573	42
Lennar Corp. Class B	680	22
H&R Block Inc.	500	15

Cablevision Systems Corp. Class A	394	7
		105,952
Consumer Staples (3.7%)
Procter & Gamble Co.	96,149	7,750
Coca-Cola Co.	142,664	5,515
PepsiCo Inc.	50,490	4,216
Philip Morris International Inc.	47,494	3,888
CVS Caremark Corp.	48,092	3,600
Colgate-Palmolive Co.	40,870	2,651
Mondelez International Inc. Class A	76,537	2,644
Walgreen Co.	30,878	2,039
Altria Group Inc.	45,880	1,717
Archer-Daniels-Midland Co.	33,373	1,448
Kroger Co.	24,100	1,052
Whole Foods Market Inc.	20,400	1,034
Tyson Foods Inc. Class A	23,410	1,030
* Keurig Green Mountain Inc.	9,629	1,017
Mead Johnson Nutrition Co.	11,313	941
Hershey Co.	9,000	940
* Constellation Brands Inc. Class A	10,787	917
Brown-Forman Corp. Class B	10,088	905
Beam Inc.	10,800	900
Coca-Cola Enterprises Inc.	18,186	869
Bunge Ltd.	10,130	805
JM Smucker Co.	7,951	773
McCormick & Co. Inc.	10,547	757
Safeway Inc.	20,134	744
* Monster Beverage Corp.	10,638	739
Molson Coors Brewing Co. Class B	12,000	706
Church & Dwight Co. Inc.	10,055	694
Hormel Foods Corp.	12,892	635
Energizer Holdings Inc.	6,265	631
Herbalife Ltd.	10,227	586
Dr Pepper Snapple Group Inc.	10,632	579
Ingredion Inc.	8,486	578
* WhiteWave Foods Co. Class A	20,166	575
Kimberly-Clark Corp.	5,172	570
Hillshire Brands Co.	14,887	555
Dean Foods Co.	23,601	365
Clorox Co.	3,100	273
General Mills Inc.	5,114	265
Kraft Foods Group Inc.	3,259	183
		56,086
Energy (4.6%)
Exxon Mobil Corp.	156,015	15,240
Chevron Corp.	63,632	7,566
Schlumberger Ltd.	42,067	4,102
EOG Resources Inc.	12,128	2,379
ConocoPhillips	30,092	2,117
Phillips 66	26,406	2,035
Anadarko Petroleum Corp.	23,090	1,957
Occidental Petroleum Corp.	20,404	1,944
Halliburton Co.	31,325	1,845
Apache Corp.	17,514	1,453
Noble Energy Inc.	18,798	1,335
Marathon Petroleum Corp.	15,341	1,335

Pioneer Natural Resources Co.	7,019	1,314
Devon Energy Corp.	18,657	1,249
Hess Corp.	14,804	1,227
National Oilwell Varco Inc.	13,629	1,061
Baker Hughes Inc.	14,950	972
* Cameron International Corp.	15,052	930
EQT Corp.	9,497	921
* Concho Resources Inc.	7,400	907
* Southwestern Energy Co.	18,731	862
Helmerich & Payne Inc.	7,915	851
Range Resources Corp.	10,246	850
Cabot Oil & Gas Corp.	24,704	837
* FMC Technologies Inc.	15,686	820
Cimarex Energy Co.	6,776	807
ONEOK Inc.	13,384	793
Nabors Industries Ltd.	31,490	776
* Whiting Petroleum Corp.	10,400	722
CONSOL Energy Inc.	16,605	663
* Continental Resources Inc.	5,164	642
Valero Energy Corp.	11,600	616
Superior Energy Services Inc.	19,921	613
Patterson-UTI Energy Inc.	19,302	612
HollyFrontier Corp.	12,492	594
Denbury Resources Inc.	36,000	590
* Oil States International Inc.	5,598	552
QEP Resources Inc.	18,125	534
* Rowan Cos. plc Class A	15,383	518
* Dril-Quip Inc.	4,600	516
SM Energy Co.	7,172	511
* Dresser-Rand Group Inc.	8,722	509
* First Solar Inc.	7,200	503
World Fuel Services Corp.	10,800	476
Murphy Oil Corp.	6,700	421
* Kosmos Energy Ltd.	37,697	415
* McDermott International Inc.	49,285	385
Marathon Oil Corp.	8,482	301
* Newfield Exploration Co.	8,927	280
* SandRidge Energy Inc.	30,713	189
Chesapeake Energy Corp.	4,500	115
Williams Cos. Inc.	1,020	41
Diamond Offshore Drilling Inc.	800	39
Kinder Morgan Inc.	700	23
Peabody Energy Corp.	9	—
		69,865
Financial Services (9.1%)
* Berkshire Hathaway Inc. Class B	69,177	8,645
JPMorgan Chase & Co.	123,601	7,504
Wells Fargo & Co.	150,359	7,479
Bank of America Corp.	342,617	5,893
Citigroup Inc.	96,543	4,595
Visa Inc. Class A	20,724	4,473
MasterCard Inc. Class A	48,100	3,593
American Express Co.	37,459	3,372
American International Group Inc.	61,300	3,066
Goldman Sachs Group Inc.	18,185	2,980
Simon Property Group Inc.	13,678	2,243
Morgan Stanley	67,560	2,106

US Bancorp	46,300	1,984
Capital One Financial Corp.	22,592	1,743
Charles Schwab Corp.	54,305	1,484
State Street Corp.	21,269	1,479
American Tower Corporation	17,573	1,439
Discover Financial Services	24,229	1,410
Aon plc	15,400	1,298
Public Storage	7,372	1,242
Ameriprise Financial Inc.	10,680	1,176
Crown Castle International Corp.	15,867	1,171
Franklin Resources Inc.	21,475	1,164
T. Rowe Price Group Inc.	14,000	1,153
SunTrust Banks Inc.	28,729	1,143
IntercontinentalExchange Group Inc.	5,621	1,112
Vornado Realty Trust	10,800	1,064
Boston Properties Inc.	8,981	1,029
Moody's Corp.	12,400	984
PNC Financial Services Group Inc.	11,100	966
* Alliance Data Systems Corp.	3,477	947
Hartford Financial Services Group Inc.	26,700	942
Regions Financial Corp.	84,715	941
Allstate Corp.	16,400	928
* Fiserv Inc.	16,342	926
Host Hotels & Resorts Inc.	45,499	921
Travelers Cos. Inc.	10,589	901
Fifth Third Bancorp	38,275	878
Lincoln National Corp.	16,830	853
KeyCorp	59,618	849
General Growth Properties Inc.	38,100	838
Loews Corp.	19,016	838
Fidelity National Information Services Inc.	15,481	827
Progressive Corp.	33,697	816
* E*TRADE Financial Corp.	34,200	787
Comerica Inc.	14,900	772
TD Ameritrade Holding Corp.	21,961	746
* Affiliated Managers Group Inc.	3,684	737
Unum Group	20,827	735
SL Green Realty Corp.	7,259	730
MetLife Inc.	13,340	704
Legg Mason Inc.	14,354	704
* Howard Hughes Corp.	4,800	685
* CBRE Group Inc. Class A	24,373	669
Federal Realty Investment Trust	5,719	656
Global Payments Inc.	9,114	648
Torchmark Corp.	8,148	641
Raymond James Financial Inc.	11,434	639
Equity Residential	10,950	635
East West Bancorp Inc.	16,769	612
First Republic Bank	11,300	610
Equifax Inc.	8,958	609
Lazard Ltd. Class A	12,825	604
* Arch Capital Group Ltd.	10,450	601
* Genworth Financial Inc. Class A	33,700	597
Everest Re Group Ltd.	3,900	597
Reinsurance Group of America Inc. Class A	7,470	595
Jones Lang LaSalle Inc.	5,012	594
Zions Bancorporation	18,851	584

* Markel Corp.	971	579
CIT Group Inc.	11,700	574
Extra Space Storage Inc.	11,700	568
Assurant Inc.	8,700	565
BRE Properties Inc.	9,000	565
* MSCI Inc. Class A	12,934	556
Aflac Inc.	8,800	555
Apartment Investment & Management Co. Class A	18,176	549
* Realogy Holdings Corp.	12,600	547
* Alleghany Corp.	1,339	545
Essex Property Trust Inc.	3,200	544
Gaming and Leisure Properties Inc.	14,779	539
LPL Financial Holdings Inc.	10,200	536
Chubb Corp.	6,000	536
Douglas Emmett Inc.	19,734	536
SEI Investments Co.	15,847	533
* American Capital Ltd.	33,600	531
City National Corp.	6,600	520
Commerce Bancshares Inc.	11,113	516
* MBIA Inc.	36,475	510
Equity Lifestyle Properties Inc.	12,500	508
NASDAQ OMX Group Inc.	13,673	505
White Mountains Insurance Group Ltd.	838	503
Leucadia National Corp.	17,933	502
Total System Services Inc.	16,500	502
RenaissanceRe Holdings Ltd.	5,098	498
Tanger Factory Outlet Centers Inc.	14,100	493
BlackRock Inc.	1,542	485
StanCorp Financial Group Inc.	7,200	481
CapitalSource Inc.	32,914	480
DDR Corp.	29,107	480
* Forest City Enterprises Inc. Class A	25,013	478
First Horizon National Corp.	38,640	477
Weyerhaeuser Co.	16,207	476
Post Properties Inc.	9,600	471
ING US Inc.	12,900	468
HCC Insurance Holdings Inc.	10,264	467
Prudential Financial Inc.	5,512	467
FactSet Research Systems Inc.	4,299	463
Allied World Assurance Co. Holdings AG	4,448	459
Brown & Brown Inc.	14,861	457
TCF Financial Corp.	27,300	455
First Citizens BancShares Inc. Class A	1,867	449
Associated Banc-Corp	24,527	443
WR Berkley Corp.	10,443	435
* Starwood Waypoint Residential Trust	14,800	426
Morningstar Inc.	5,228	413
* St. Joe Co.	21,400	412
Artisan Partners Asset Management Inc. Class A	6,400	411
American Homes 4 Rent Class A	24,500	409
Brixmor Property Group Inc.	19,000	405
* TFS Financial Corp.	32,500	404
Bank of New York Mellon Corp.	11,132	393
Interactive Brokers Group Inc.	17,500	379
CNA Financial Corp.	8,693	371
Huntington Bancshares Inc.	34,600	345
* Signature Bank	2,700	339

Hanover Insurance Group Inc.	5,014	308
Assured Guaranty Ltd.	11,894	301
BOK Financial Corp.	4,040	279
Retail Properties of America Inc.	19,700	267
ACE Ltd.	2,600	258
Synovus Financial Corp.	74,500	253
Washington Federal Inc.	10,100	235
BB&T Corp.	5,800	233
ProAssurance Corp.	5,000	223
CME Group Inc.	2,895	214
Prologis Inc.	3,600	147
CBOE Holdings Inc.	2,400	136
Fidelity National Financial Inc. Class A	3,247	102
Hospitality Properties Trust	3,122	90
Western Union Co.	4,165	68
Dun & Bradstreet Corp.	500	50
Taubman Centers Inc.	400	28
Cullen/Frost Bankers Inc.	200	16
People's United Financial Inc.	400	6
		138,613
Health Care (6.0%)
Johnson & Johnson	94,244	9,258
Pfizer Inc.	217,787	6,995
Merck & Co. Inc.	94,421	5,360
* Gilead Sciences Inc.	60,502	4,287
Amgen Inc.	30,455	3,756
UnitedHealth Group Inc.	40,213	3,297
Bristol-Myers Squibb Co.	59,160	3,073
* Biogen Idec Inc.	9,891	3,025
* Express Scripts Holding Co.	35,349	2,654
* Celgene Corp.	17,412	2,431
Abbott Laboratories	54,800	2,110
AbbVie Inc.	39,100	2,010
Thermo Fisher Scientific Inc.	16,567	1,992
McKesson Corp.	10,636	1,878
Allergan Inc.	13,909	1,726
* Actavis plc	8,325	1,714
* Forest Laboratories Inc.	17,119	1,580
* Alexion Pharmaceuticals Inc.	10,086	1,534
Medtronic Inc.	24,800	1,526
Aetna Inc.	18,655	1,399
Stryker Corp.	16,749	1,365
Cigna Corp.	15,162	1,270
* Regeneron Pharmaceuticals Inc.	4,160	1,249
WellPoint Inc.	11,726	1,167
* Mylan Inc.	23,756	1,160
Eli Lilly & Co.	19,000	1,118
* Illumina Inc.	7,500	1,115
Perrigo Co. plc	6,928	1,072
Humana Inc.	8,800	992
Zimmer Holdings Inc.	10,070	952
AmerisourceBergen Corp. Class A	14,506	951
* HCA Holdings Inc.	17,744	932
St. Jude Medical Inc.	13,835	905
Covidien plc	11,800	869
* DaVita HealthCare Partners Inc.	12,400	854
Zoetis Inc.	29,389	851

CR Bard Inc.	5,665	838
* Intuitive Surgical Inc.	1,490	653
Omnicare Inc.	10,893	650
Universal Health Services Inc. Class B	7,917	650
Cooper Cos. Inc.	4,684	643
* Endo International plc	9,369	643
* CareFusion Corp.	15,895	639
* Hospira Inc.	14,160	612
DENTSPLY International Inc.	12,983	598
Baxter International Inc.	7,800	574
PerkinElmer Inc.	12,700	572
* Vertex Pharmaceuticals Inc.	7,900	559
* Laboratory Corp. of America Holdings	5,191	510
Cardinal Health Inc.	7,245	507
* Varian Medical Systems Inc.	5,800	487
* Mallinckrodt plc	7,675	487
* QIAGEN NV	22,900	483
Quest Diagnostics Inc.	8,019	464
Techne Corp.	5,400	461
* Tenet Healthcare Corp.	10,525	451
* Quintiles Transnational Holdings Inc.	8,400	427
Hill-Rom Holdings Inc.	10,722	413
Patterson Cos. Inc.	9,300	388
* Bio-Rad Laboratories Inc. Class A	2,100	269
Becton Dickinson and Co.	1,884	221
* Cerner Corp.	2,410	136
* Edwards Lifesciences Corp.	919	68
		91,830
Materials & Processing (2.1%)
Monsanto Co.	21,608	2,458
Precision Castparts Corp.	6,902	1,745
Ecolab Inc.	12,500	1,350
EI du Pont de Nemours & Co.	18,328	1,230
LyondellBasell Industries NV Class A	13,538	1,204
Dow Chemical Co.	23,600	1,147
CF Industries Holdings Inc.	3,912	1,020
Sherwin-Williams Co.	5,000	986
Praxair Inc.	7,300	956
Ingersoll-Rand plc	15,400	881
Eastman Chemical Co.	10,040	866
Sigma-Aldrich Corp.	8,380	782
FMC Corp.	9,798	750
Vulcan Materials Co.	10,934	727
Celanese Corp. Class A	12,240	679
Ball Corp.	12,218	670
PPG Industries Inc.	3,400	658
* WR Grace & Co.	6,600	654
Rock-Tenn Co. Class A	6,000	633
* Crown Holdings Inc.	13,841	619
Ashland Inc.	6,198	617
* Owens-Illinois Inc.	17,400	589
Airgas Inc.	5,519	588
Freeport-McMoRan Copper & Gold Inc.	17,769	588
Owens Corning	13,500	583
Valspar Corp.	8,000	577
Albemarle Corp.	8,600	571
Eagle Materials Inc.	6,400	567

* Tahoe Resources Inc.	25,799	546
Reliance Steel & Aluminum Co.	7,600	537
Cytec Industries Inc.	5,433	530
Southern Copper Corp.	18,000	524
Westlake Chemical Corp.	7,800	516
Valmont Industries Inc.	3,311	493
Sealed Air Corp.	14,600	480
* MRC Global Inc.	17,300	466
Silgan Holdings Inc.	8,842	438
Lennox International Inc.	4,800	436
* Armstrong World Industries Inc.	7,403	394
Nucor Corp.	7,400	374
NewMarket Corp.	860	336
Scotts Miracle-Gro Co. Class A	5,042	309
Fastenal Co.	5,725	282
Newmont Mining Corp.	11,454	268
United States Steel Corp.	9,482	262
International Paper Co.	4,943	227
Air Products & Chemicals Inc.	1,200	143
Martin Marietta Materials Inc.	1,086	139
Mosaic Co.	2,600	130
Royal Gold Inc.	871	55
		32,580
Producer Durables (5.4%)
General Electric Co.	283,409	7,337
Union Pacific Corp.	19,326	3,627
Honeywell International Inc.	33,000	3,061
United Technologies Corp.	25,076	2,930
Boeing Co.	20,620	2,588
3M Co.	17,800	2,415
Danaher Corp.	27,051	2,029
FedEx Corp.	14,476	1,919
Accenture plc Class A	23,200	1,849
United Parcel Service Inc. Class B	16,300	1,587
Delta Air Lines Inc.	45,400	1,573
Cummins Inc.	9,721	1,448
Caterpillar Inc.	13,700	1,361
Agilent Technologies Inc.	19,007	1,063
Southwest Airlines Co.	43,257	1,021
Raytheon Co.	10,049	993
CSX Corp.	34,100	988
Xerox Corp.	74,955	847
Roper Industries Inc.	6,310	842
Textron Inc.	21,311	837
AMETEK Inc.	16,100	829
Fluor Corp.	10,558	821
Flowserve Corp.	10,413	816
Pentair Ltd.	10,087	800
Kansas City Southern	7,600	776
Trinity Industries Inc.	10,500	757
Pall Corp.	8,400	752
Emerson Electric Co.	11,200	748
TransDigm Group Inc.	4,010	743
WW Grainger Inc.	2,932	741
Chicago Bridge & Iron Co. NV	8,288	722
Wabtec Corp.	9,306	721
Automatic Data Processing Inc.	9,174	709

* Waters Corp.	6,518	707
* United Continental Holdings Inc.	15,800	705
* B/E Aerospace Inc.	8,111	704
* Quanta Services Inc.	18,995	701
* Jacobs Engineering Group Inc.	10,795	685
Manitowoc Co. Inc.	21,300	670
Expeditors International of Washington Inc.	16,266	645
Huntington Ingalls Industries Inc.	6,169	631
Towers Watson & Co. Class A	5,400	616
ITT Corp.	13,869	593
* Stericycle Inc.	5,198	591
Robert Half International Inc.	14,000	587
Lincoln Electric Holdings Inc.	8,123	585
Terex Corp.	13,200	585
Rockwell Collins Inc.	7,300	582
AGCO Corp.	10,537	581
* Mettler-Toledo International Inc.	2,400	566
Allegion plc	10,833	565
Donaldson Co. Inc.	13,286	563
Copa Holdings SA Class A	3,838	557
* Verisk Analytics Inc. Class A	9,200	552
SPX Corp.	5,597	550
Carlisle Cos. Inc.	6,800	539
Alliant Techsystems Inc.	3,786	538
Waste Connections Inc.	12,000	526
JB Hunt Transport Services Inc.	7,310	526
Toro Co.	8,318	526
Lockheed Martin Corp.	3,203	523
Air Lease Corp. Class A	14,000	522
* AECOM Technology Corp.	16,134	519
Deere & Co.	5,600	508
Republic Services Inc. Class A	14,710	502
* WESCO International Inc.	6,019	501
* Spirit AeroSystems Holdings Inc. Class A	17,600	496
Manpowergroup Inc.	6,250	493
Kennametal Inc.	10,800	478
Nordson Corp.	6,750	476
Babcock & Wilcox Co.	14,319	475
Cintas Corp.	7,850	468
Landstar System Inc.	7,885	467
Triumph Group Inc.	7,200	465
MSC Industrial Direct Co. Inc. Class A	5,300	459
* Navistar International Corp.	13,446	455
Regal-Beloit Corp.	6,200	451
Oshkosh Corp.	7,547	444
National Instruments Corp.	14,511	416
KBR Inc.	15,596	416
Xylem Inc.	11,339	413
Stanley Black & Decker Inc.	4,927	400
CH Robinson Worldwide Inc.	7,611	399
L-3 Communications Holdings Inc.	3,289	389
AO Smith Corp.	8,400	387
General Dynamics Corp.	3,491	380
Ryder System Inc.	4,000	320
Con-way Inc.	7,565	311
Illinois Tool Works Inc.	3,700	301
Eaton Corp. plc	3,900	293

Paychex Inc.	6,600	281
Norfolk Southern Corp.	2,700	262
Covanta Holding Corp.	14,400	260
IDEX Corp.	3,529	257
Joy Global Inc.	4,381	254
Lexmark International Inc. Class A	5,300	245
FLIR Systems Inc.	6,269	226
ADT Corp.	1,000	30
		81,368
Technology (7.5%)
Apple Inc.	33,414	17,935
Microsoft Corp.	287,056	11,766
* Google Inc. Class A	10,392	11,582
International Business Machines Corp.	40,247	7,747
Oracle Corp.	136,990	5,604
QUALCOMM Inc.	67,900	5,355
* Facebook Inc. Class A	69,100	4,163
Cisco Systems Inc.	172,915	3,875
Intel Corp.	145,400	3,753
EMC Corp.	88,336	2,421
Hewlett-Packard Co.	68,473	2,216
* Salesforce.com Inc.	28,312	1,616
* Adobe Systems Inc.	24,396	1,604
* Yahoo! Inc.	42,866	1,539
* Cognizant Technology Solutions Corp. Class A	30,196	1,528
Corning Inc.	71,577	1,490
Texas Instruments Inc.	28,546	1,346
Applied Materials Inc.	65,080	1,329
Intuit Inc.	15,124	1,176
Avago Technologies Ltd. Class A	16,735	1,078
Xilinx Inc.	17,329	940
Amphenol Corp. Class A	10,096	925
Motorola Solutions Inc.	14,167	911
Analog Devices Inc.	15,396	818
Altera Corp.	22,452	814
Linear Technology Corp.	16,600	808
* SBA Communications Corp. Class A	8,611	783
NVIDIA Corp.	43,500	779
Symantec Corp.	38,839	776
Western Digital Corp.	8,400	771
NetApp Inc.	20,871	770
* Autodesk Inc.	15,208	748
Broadcom Corp. Class A	23,343	735
Activision Blizzard Inc.	35,860	733
* Citrix Systems Inc.	12,754	732
Computer Sciences Corp.	11,600	706
* Teradata Corp.	14,336	705
SanDisk Corp.	8,600	698
LSI Corp.	61,000	675
* Lam Research Corp.	12,200	671
* Arrow Electronics Inc.	10,500	623
* NCR Corp.	17,000	621
* VeriSign Inc.	11,328	611
* Ingram Micro Inc.	20,300	600
* Brocade Communications Systems Inc.	55,900	593
* Synopsys Inc.	14,700	565
IAC/InterActiveCorp	7,800	557

Avnet Inc.	11,700	544
Solera Holdings Inc.	8,190	519
DST Systems Inc.	5,430	515
* Tech Data Corp.	8,000	488
* Atmel Corp.	54,200	453
* Fairchild Semiconductor International Inc. Class A	31,725	438
* Teradyne Inc.	21,000	418
AVX Corp.	25,300	333
Amdocs Ltd.	6,900	321
Maxim Integrated Products Inc.	5,500	182
CA Inc.	5,007	155
* Freescale Semiconductor Ltd.	2,600	63
		113,220
Utilities (2.5%)
Verizon Communications Inc.	131,200	6,241
AT&T Inc.	169,566	5,947
NextEra Energy Inc.	19,597	1,874
Duke Energy Corp.	21,330	1,519
Sempra Energy	13,129	1,270
Dominion Resources Inc.	17,408	1,236
Edison International	19,308	1,093
PG&E Corp.	24,535	1,060
Public Service Enterprise Group Inc.	22,200	847
NiSource Inc.	22,200	789
NRG Energy Inc.	24,624	783
American Electric Power Co. Inc.	15,300	775
* Level 3 Communications Inc.	19,700	771
* Sprint Corp.	75,145	691
* Calpine Corp.	32,810	686
American Water Works Co. Inc.	14,928	678
Wisconsin Energy Corp.	14,532	676
OGE Energy Corp.	17,786	654
AES Corp.	45,769	654
MDU Resources Group Inc.	18,704	642
Xcel Energy Inc.	21,000	638
ITC Holdings Corp.	17,010	635
* T-Mobile US Inc.	19,000	628
Energen Corp.	7,630	617
UGI Corp.	12,452	568
CMS Energy Corp.	19,027	557
* tw telecom inc Class A	17,300	541
Aqua America Inc.	21,478	538
National Fuel Gas Co.	7,501	525
Questar Corp.	21,833	519
Southern Co.	11,400	501
Telephone & Data Systems Inc.	16,830	441
Alliant Energy Corp.	7,713	438
* ONE Gas Inc.	11,996	431
United States Cellular Corp.	9,815	402
* Intelsat SA	19,300	361
Consolidated Edison Inc.	6,400	343
AGL Resources Inc.	6,000	294
		37,863
Total Common Stocks (Cost $372,290)		727,377

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (52.1%)
Alabama (0.2%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	500	567
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	380	406
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/21	500	564
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/22	500	564
Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	534
Jefferson County AL Sewer Revenue	0.000%	10/1/25 (4)	500	274
				2,909
Alaska (0.0%)
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/29	500	551

Arizona (1.6%)
Arizona Board Regents Arizona State University
System COP	5.000%	7/1/22 (14)	1,500	1,659
Arizona Board Regents Arizona State University
System Revenue	5.875%	7/1/24	100	116
Arizona COP	5.000%	10/1/18 (4)	500	566
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	500	552
Arizona School Facilities Board COP	5.500%	9/1/23	500	550
Arizona School Facilities Board Revenue
(School Improvement)	5.750%	7/1/14 (Prere.)	500	507
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/24	500	577
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/25	500	556
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,005	2,384
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	500	551
Arizona Water Infrastructure Finance Authority
Revenue	4.000%	10/1/14	500	510
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	275	290
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	1.000%	7/1/19	900	944
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	2,500	2,765
Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	500	506
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	300	339
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/14 (Prere.)	780	789
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21 (14)	500	529
Pima County AZ Sewer Revenue	5.000%	7/1/20	500	590
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/24	1,000	1,220

Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	834
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	500	568
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,268
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/35	2,000	2,103
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	870	978
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	510	565
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19	500	559
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.250%	10/1/22	500	578
				24,953
California (8.2%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/22	500	533
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/21	760	869
Alameda CA Corridor Transportation Authority
Revenue	5.300%	10/1/23 (2)	200	215
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	740	308
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/32 (14)	1,650	663
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/14 (Prere.)	500	508
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	500	545
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	540
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	500	555
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	1,000	1,094
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	500	548
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	500	566
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	165	191
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	580
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	575	684
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	500	560
California Economic Recovery GO	5.000%	7/1/14 (Prere.)	205	208
California Economic Recovery GO	5.000%	7/1/15	295	299
California Economic Recovery GO	5.000%	7/1/18	500	582
California Economic Recovery GO	5.000%	7/1/19	500	593
California Economic Recovery GO	5.000%	7/1/20	500	590
California Economic Recovery GO	5.250%	7/1/21	500	593

California Economic Recovery GO	5.000%	7/1/22	500	550
California Economic Recovery GO PUT	5.000%	7/1/14	500	506
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/30	500	589
California GO	5.000%	6/1/15	500	516
California GO	6.000%	2/1/16	500	551
California GO	5.000%	11/1/16	350	390
California GO	5.000%	3/1/17	500	561
California GO	6.000%	4/1/18	500	596
California GO	5.000%	9/1/18	500	552
California GO	5.000%	11/1/18 (14)	500	574
California GO	5.500%	4/1/19	785	937
California GO	5.000%	6/1/19 (14)	500	566
California GO	5.000%	2/1/20	500	587
California GO	5.000%	9/1/21	500	592
California GO	5.000%	10/1/21	250	276
California GO	5.000%	6/1/25	495	510
California GO	5.500%	3/1/26	500	573
California GO	5.000%	6/1/27 (14)	500	553
California GO	4.500%	8/1/27	85	90
California GO	5.000%	9/1/27	500	543
California GO	5.000%	2/1/28	690	776
California GO	4.500%	8/1/28 (2)	725	745
California GO	5.750%	4/1/29	500	582
California GO	5.000%	9/1/29	495	548
California GO	5.000%	9/1/29 (2)	500	533
California GO	5.000%	10/1/29	2,700	2,964
California GO	5.000%	11/1/29	1,700	1,910
California GO	5.250%	3/1/30	500	567
California GO	5.250%	9/1/30	500	566
California GO	5.000%	12/1/31 (14)	1,040	1,048
California GO	5.000%	2/1/32	500	541
California GO	5.000%	6/1/32	370	396
California GO VRDO	0.060%	4/7/14 LOC	5,000	5,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/23	1,000	1,141
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	300	343
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	500	567
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,094
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/20	325	385
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	965	1,025
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	572
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/30	110	116
California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	620
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.340%	4/1/16	1,000	1,000

California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	500	552
California Public Works Board Lease Revenue
(Davidson Library)	5.000%	3/1/23 (Prere.)	20	24
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	1,000	1,170
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	1,000	1,104
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	300	331
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	250	273
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/16 (Prere.)	100	111
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/16 (Prere.)	40	45
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	3/1/18 (Prere.)	200	231
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	70	83
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	120	142
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	35	42
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	25	30
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/23	1,000	1,142
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,000	1,078
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	374
California State University Revenue Systemwide	5.750%	11/1/27	500	583
California State University Revenue Systemwide	5.250%	11/1/29	300	343
California State University Revenue Systemwide	5.000%	11/1/30	1,000	1,121
Calleguas-Las Virgenes CA Public Financing
Authority Revenue (Municipal Water District
Project) VRDO	0.050%	4/7/14 LOC	3,000	3,000
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	1,000	1,102
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	1,000	1,124
Colton CA Public Financing Authority Electric
Revenue	5.000%	4/1/28	500	541
Contra Costa CA Community College District
GO	5.000%	8/1/31	1,000	1,112
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/33	1,000	1,107
1 Contra Costa CA Transportation Authority Sales
Tax Revenue PUT	0.474%	12/15/15	1,600	1,601
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/22	970	1,098
1 East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.260%	12/1/15	1,100	1,100
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/29	1,390	813

La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,500	1,635
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	75	85
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	205	228
Long Beach CA Unified School District GO	0.000%	8/1/24 (12)	1,290	867
Los Angeles CA Community College District GO	5.000%	8/1/27	500	559
Los Angeles CA Community College District GO	5.000%	8/1/31 (4)	1,045	1,109
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	570
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	500	580
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31 (4)	1,500	1,565
Los Angeles CA GO	5.000%	9/1/14 (Prere.)	500	510
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	4.750%	1/1/31 (14)	1,175	1,206
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	1,825	2,052
Los Angeles CA Unified School District GO	4.500%	7/1/24 (4)	1,500	1,647
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	569
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	745	798
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	562
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	562
Los Angeles CA Unified School District GO	4.750%	7/1/32 (4)	1,475	1,573
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	650	700
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	500	559
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	664
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/26	500	558
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/20	1,500	1,739
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/24	600	652
Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	321
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	500	564
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/21	1,170	1,333
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/29	1,250	1,382
Palomar CA Community College District GO	4.750%	5/1/32 (4)	1,600	1,702
Palomar Pomerado Health California GO	0.000%	8/1/26 (12)	1,040	604
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	700	278
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/16	100	108
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/29	1,000	1,165
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/30	2,415	993
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/16	100	107

Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	140	152
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	245	264
Sacramento CA Municipal Utility District
Financing Authority Revenue (Cosumnes
Project)	5.125%	7/1/29 (14)	1,000	1,063
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27 (4)	500	557
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/23	500	555
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	564
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	500	557
San Diego CA Community College District GO	5.000%	8/1/29	1,000	1,145
San Diego CA Community College District GO	5.000%	8/1/31	500	552
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	500	562
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	500	579
San Diego CA Unified School District GO	0.000%	7/1/27	500	297
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	612
San Diego CA Unified School District GO	0.000%	7/1/28	500	279
San Diego CA Unified School District GO	0.000%	7/1/29	500	264
San Diego CA Unified School District GO	0.000%	7/1/30	100	48
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30 (4)	500	533
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/31	560	626
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/21	350	395
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/28	500	570
San Francisco CA City & County (Laguna
Honda Hospital) GO	5.000%	6/15/28 (12)	2,000	2,091
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	500	577
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	225	252
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	500	539
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.500%	11/1/30	500	593
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,245	1,358
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	4.000%	8/1/15	140	146
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/16	600	656
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	965	968
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	700	751

Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/26	1,000	1,135
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/15	245	262
University of California Revenue	5.000%	5/15/21	500	531
University of California Revenue	5.000%	5/15/23	1,000	1,170
University of California Revenue	5.000%	5/15/25	500	564
University of California Revenue	5.000%	5/15/27 (14)	500	540
University of California Revenue	5.000%	5/15/28 (14)	500	540
University of California Revenue	5.000%	5/15/28	1,000	1,149
University of California Revenue	4.500%	5/15/31 (4)	2,000	2,085
University of California Revenue	4.750%	5/15/33	155	163
University of California Revenue PUT	5.000%	5/15/23	1,500	1,787
				124,989
Colorado (0.6%)
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/23	300	353
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/21	500	580
Colorado Department of Transportation RAN	5.500%	6/15/15 (14)	500	532
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	500	538
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	513
Colorado Springs CO Utility System Revenue	5.000%	11/15/28	500	573
Denver CO City & County Airport Revenue	5.000%	11/15/20	500	580
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	468
Denver CO City & County COP VRDO	0.070%	4/1/14	1,200	1,200
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	1,500	1,689
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	1,000	672
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	1,000	1,073
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	500	562
				9,333
Connecticut (0.7%)
Connecticut GO	5.000%	11/1/14	500	514
Connecticut GO	5.000%	12/1/14	500	516
1 Connecticut GO	0.560%	5/15/15	1,000	1,003
Connecticut GO	5.000%	11/1/16	410	457
Connecticut GO	5.000%	4/15/21	500	590
Connecticut GO	5.000%	4/15/24	500	579
Connecticut GO	5.000%	4/15/28	500	563
Connecticut GO	5.000%	3/1/32	2,950	3,281
Connecticut GO	5.000%	10/15/32	705	778
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	500	538
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	110	119
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	564
Hartford CT GO	5.000%	4/1/30	435	471
				9,973

Delaware (0.2%)
Delaware GO	5.000%	2/1/19	600	704
Delaware GO	5.000%	7/1/20	600	715
Delaware GO	5.000%	10/1/20	700	836
				2,255
District of Columbia (0.2%)
District of Columbia GO	5.000%	6/1/21 (4)	500	567
District of Columbia Income Tax Revenue	5.000%	12/1/26	655	752
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	574
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	560
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	577
				3,030
Florida (2.4%)
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,117
Broward County FL Airport System Revenue	5.000%	10/1/28	400	435
Broward County FL Airport System Revenue	5.375%	10/1/29	500	558
Broward County FL Airport System Revenue	5.500%	10/1/31	1,000	1,117
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	1,000	1,055
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	435	490
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/17	1,295	1,467
1 Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	1.310%	6/1/15	1,105	1,114
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	450	512
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (Prere.)	255	272
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	245	262
Florida Board of Education Lottery Revenue	5.000%	7/1/18	500	579
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/16	300	323
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	220	259
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	750	891
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	578
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	500	563
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	600	711
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/15 (14)	625	662
Florida Department of Transportation GO	5.000%	7/1/19	545	642
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/26	500	558
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	587
Fort Myers FL Improvement Revenue	4.750%	12/1/31 (14)	100	104
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	500	539

Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.060%	4/7/14	1,200	1,200
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/31	500	540
Jacksonville FL Special Revenue	5.000%	10/1/32	500	539
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	896
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	546
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	614
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/25	1,000	1,073
Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	100	110
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	640	704
Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,500	1,716
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	1,000	1,114
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	500	535
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	500	558
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	573
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	500	530
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/14 (ETM)	500	513
2 Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/19	815	680
2 Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/20	1,270	989
Palm Beach County FL Revenue (Pine Crest
Preparatory, Inc.) VRDO	0.050%	4/7/14 LOC	1,000	1,000
Polk County FL Constitutional Fuel Tax
Revenue	5.000%	12/1/20 (14)	590	648
3 South Florida Water Management District COP
TOB VRDO	0.070%	4/1/14	900	900
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	773
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	4.000%	7/1/16	265	279
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/26	1,000	1,122
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	221
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/33	1,535	1,624
Tampa FL Hospital Revenue	5.000%	7/1/23	750	833
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/30	500	579
				36,804
Georgia (1.3%)
Atlanta GA Airport Revenue	5.000%	1/1/16	525	566
2 Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,185
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	608

Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	500	506
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/24	400	453
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	552
Georgia GO	4.000%	1/1/15	575	592
Georgia GO	5.000%	9/1/15 (Prere.)	500	534
Georgia GO	5.000%	4/1/16	500	546
Georgia GO	5.000%	5/1/16	500	548
Georgia GO	5.000%	7/1/16	500	551
Georgia GO	5.000%	7/1/16	400	441
Georgia GO	5.750%	8/1/17	500	582
Georgia GO	5.000%	10/1/19	750	890
Georgia GO	5.000%	7/1/21	2,500	2,995
Georgia GO	5.000%	7/1/22	500	587
Georgia GO	5.000%	5/1/25	500	581
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	500	504
Georgia Road & Tollway Authority Revenue	5.000%	6/1/17	650	733
Gwinnett County GA School District GO	5.000%	2/1/17 (ETM)	500	560
Gwinnett County GA School District GO	5.000%	2/1/28	500	598
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	590	636
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.125%	9/15/16	80	88
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/18	100	112
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	250	278
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	500	546
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	270	294
Milledgeville-Baldwin County GA Development
Authority Revenue (Georgia College & State
University Foundation)	5.625%	9/1/14 (Prere.)	500	516
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	365	416
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/17	525	588
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	500	565
				20,151
Guam (0.2%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/23	1,000	1,099
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/33	1,305	1,350
Guam International Airport Authority Revenue	5.000%	10/1/21	350	386
				2,835
Hawaii (0.5%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/19	250	284

Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/20	300	340
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/21	400	450
Hawaii GO	5.000%	7/1/14 (2)	500	506
Hawaii GO	5.750%	2/1/15 (4)	500	523
Hawaii GO	5.000%	11/1/16	200	223
Hawaii GO	5.000%	4/1/17 (Prere.)	55	62
Hawaii GO	5.000%	4/1/19 (2)	445	497
Hawaii GO	5.000%	12/1/21	375	446
Hawaii GO	5.000%	6/1/29	500	567
Hawaii GO	5.000%	12/1/29	500	569
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	642
Honolulu HI City & County GO	5.000%	7/1/20 (4)	500	565
Honolulu HI City & County GO	5.000%	12/1/30	310	349
Honolulu HI City & County GO	5.250%	8/1/31	500	564
University of Hawaii Revenue	5.000%	10/1/27	500	566
				7,153
Idaho (0.0%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/28	105	121

Illinois (2.5%)
Chicago IL Board of Education GO	5.250%	12/1/17 (14)	775	870
Chicago IL Board of Education GO	5.000%	12/1/18 (2)	295	333
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	210	236
Chicago IL Board of Education GO	5.250%	12/1/21 (14)	500	564
Chicago IL Board of Education GO	5.000%	12/1/24 (4)	100	107
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	548
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	500	531
Chicago IL Board of Education GO	4.750%	12/1/29 (4)	105	106
Chicago IL Board of Education GO	0.000%	12/1/30 (14)	110	45
Chicago IL Board of Education GO	0.000%	12/1/31 (14)	150	58
Chicago IL Board of Education GO	4.750%	12/1/31 (4)	50	50
Chicago IL Board of Education GO	5.000%	12/1/31	320	321
Chicago IL GO	5.000%	12/1/16 (2)	500	548
Chicago IL GO	5.500%	1/1/17 (4)	500	554
Chicago IL GO	5.000%	1/1/19 (2)	500	537
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	540
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/15 (14)	155	161
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/17 (14)	370	413
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24 (4)	500	546
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	200	226
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24 (14)	500	528
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,123
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	527
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33 (14)	540	547
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33 (4)	275	282
Chicago IL O'Hare International Airport Revenue	4.750%	1/1/34 (4)	50	50
Cook County IL GO	5.000%	11/15/21	500	551
Cook County IL GO	5.000%	11/15/28	500	534
Cook County IL GO	5.250%	11/15/28	500	546
Cook County IL GO	4.750%	11/15/30 (2)	200	202

Illinois Finance Authority Revenue (Art Institute
of Chicago)	4.000%	3/1/16	500	530
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/32	500	530
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	95	108
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/16	450	477
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,133
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/30	500	535
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	500	554
Illinois GO	5.000%	1/1/17	330	363
Illinois GO	5.000%	1/1/18	500	560
Illinois GO	5.000%	8/1/19	250	285
Illinois GO	5.000%	1/1/20 (4)	200	226
Illinois GO	5.000%	8/1/20	500	564
Illinois GO	5.000%	1/1/21 (4)	710	787
Illinois GO	5.000%	8/1/21	500	561
Illinois GO	5.500%	7/1/24	1,000	1,145
Illinois GO	5.000%	6/1/26	500	528
Illinois GO	5.250%	2/1/30	1,900	2,034
Illinois GO	5.250%	7/1/31	1,000	1,061
Illinois GO	5.000%	9/1/31	2,000	2,047
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	500	635
Illinois Sales Tax Revenue	5.500%	6/15/17 (3)	500	571
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	500	543
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	536
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,086
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	537
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/19	650	684
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/19	250	258
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	1,120	980
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	1,000	776
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	298
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	250	140
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	290	122
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	1,215	1,409
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	1,060	1,223
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	400	459
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	500	542

Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/33	750	280
				38,291
Indiana (0.6%)
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/16	250	277
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/25	690	745
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.080%	4/1/14	4,675	4,675
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/18	500	574
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/32	500	559
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/32	500	535
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	290	308
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	585
Indiana University Student Fee Revenue	5.000%	6/1/19	445	523
Indiana University Student Fee Revenue	5.000%	8/1/23	100	114
				8,895
Iowa (0.1%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	750	746
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/24	220	252
				998
Kansas (0.3%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/22	500	575
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/24	100	111
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	500	570
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16	1,250	1,379
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/17	900	986
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/21 (Prere.)	500	597
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	500	574
				4,792
Kentucky (0.5%)
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	150	161
Kentucky Property & Building Commission
Revenue	5.375%	11/1/23	500	578
Kentucky Property & Building Commission
Revenue	5.000%	11/1/26 (4)	500	559

Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/21	1,325	980
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/22	810	558
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	4.000%	7/1/17	500	550
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/25	305	349
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/28	1,000	1,141
Warren County KY Revenue (Western Kentucky
University Student Life Foundation Inc.
Project) VRDO	0.070%	4/7/14 LOC	2,900	2,900
				7,776
Louisiana (0.5%)
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	405	458
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	500	535
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31 (4)	500	528
Louisiana GO	5.000%	5/1/16 (Prere.)	500	547
Louisiana GO	5.000%	5/1/16 (Prere.)	500	547
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/16	1,260	1,348
Louisiana State University Revenue	5.000%	7/1/23	400	463
New Orleans LA GO	5.000%	12/1/31	500	521
New Orleans LA GO	5.125%	12/1/33 (17)	1,645	1,719
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,000	1,027
				7,693
Maine (0.3%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.080%	4/7/14 LOC	4,100	4,100
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	569
				4,669
Maryland (1.3%)
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/28	650	740
Howard County MD GO	5.000%	2/15/22	750	885
Howard County MD GO	5.000%	8/15/24	200	234
Maryland Department of Transportation
Revenue	5.000%	2/15/18	500	575
Maryland GO	5.000%	3/1/15	550	575
Maryland GO	5.250%	3/1/15	500	523
Maryland GO	5.000%	8/1/15	500	532
Maryland GO	5.000%	8/1/15 (Prere.)	500	532
Maryland GO	5.000%	8/1/16 (Prere.)	450	498
Maryland GO	5.000%	11/1/16	105	117
Maryland GO	5.000%	3/15/17	500	563
Maryland GO	5.000%	7/15/17	610	694
Maryland GO	5.000%	8/1/17	500	569

Maryland GO	5.250%	8/15/17	500	574
Maryland GO	5.250%	3/1/18	200	233
Maryland GO	5.000%	8/1/21	870	1,021
Maryland GO	5.000%	3/15/22	500	582
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/27	500	545
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/24	500	575
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.254%	11/15/16	2,000	2,025
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/16	575	637
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/20	500	555
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/15 (4)	750	759
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	574
Maryland Transportation Authority GAN	5.000%	3/1/16	465	505
Maryland Transportation Authority GAN	5.250%	3/1/16	585	638
Maryland Transportation Authority GAN	5.250%	3/1/18	700	811
Maryland Transportation Authority GAN	5.250%	3/1/20	500	584
Montgomery County MD GO	5.000%	7/1/17	500	568
Montgomery County MD GO	5.000%	11/1/17	500	573
Prince Georges County MD GO	5.000%	9/15/23	500	588
				19,384
Massachusetts (2.9%)
Boston MA GO	5.000%	2/1/22	500	601
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	500	582
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	480	582
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	400	496
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28	500	604
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	915	1,052
Massachusetts College Building Authority
Revenue	5.000%	5/1/16 (Prere.)	500	548
Massachusetts College Building Authority
Revenue	5.250%	5/1/29	445	503
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	557
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	450	478
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	1/1/20	355	421
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/17	300	326
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/18	200	219

Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	720	739
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	300	332
Massachusetts GO	5.000%	5/1/14	500	502
Massachusetts GO	5.000%	8/1/14	500	508
Massachusetts GO	5.000%	8/1/15	500	532
Massachusetts GO	4.750%	8/1/16 (Prere.)	500	550
Massachusetts GO	5.500%	11/1/16	500	564
Massachusetts GO	5.500%	10/1/18	500	594
Massachusetts GO	5.000%	7/1/20	500	587
Massachusetts GO	5.000%	8/1/20	500	593
Massachusetts GO	5.250%	8/1/20	300	360
Massachusetts GO	5.500%	10/1/20	500	609
Massachusetts GO	5.500%	10/1/20 (14)	500	609
Massachusetts GO	5.250%	8/1/23	500	613
Massachusetts GO	5.250%	8/1/24 (4)	800	906
Massachusetts GO	5.000%	3/1/26	500	570
Massachusetts GO	5.000%	4/1/29	500	565
Massachusetts GO VRDO	0.070%	4/1/14	3,655	3,655
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/28	500	571
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.000%	8/15/15 (14)	500	529
3 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.070%	4/7/14	1,200	1,200
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.070%	4/7/14	2,250	2,250
Massachusetts Health & Educational Facilities
Authority Revenue (Stonehill College) VRDO	0.070%	4/1/14 LOC	5,640	5,640
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.070%	4/1/14	700	700
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.080%	4/1/14	3,700	3,700
Massachusetts Port Authority Revenue	5.000%	7/1/17	415	470
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	195	208
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	65	69
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	305	325
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	415	442
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	600	639
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	500	588
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	225	267
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/21	900	1,066
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	495	584

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	20	21
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (3)	500	593
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	170
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19	240	284
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/20	200	241
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/21	500	608
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/30	625	756
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	1,034
University of Massachusetts Building Authority
Revenue	5.250%	11/1/14 (Prere.)	500	515
				43,827
Michigan (1.1%)
Birmingham MI City School District GO	5.000%	5/1/22	740	871
Dearborn MI School District GO	5.000%	5/1/34	1,200	1,280
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	540
Mason MI Public School District GO	5.250%	5/1/14 (Prere.)	165	166
Mason MI Public School District GO	5.250%	5/1/14 (Prere.)	1,685	1,692
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	561
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/27	500	533
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/27	1,000	1,139
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/31	500	554
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	500	574
Michigan GO	5.000%	9/15/14 (4)	500	511
Michigan GO	5.000%	5/1/18	500	576
Michigan GO	5.500%	11/1/25	595	671
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.070%	4/7/14	3,070	3,070
Michigan Trunk Line Revenue	5.000%	11/1/21	500	562
Oakland University of Michigan Revenue VRDO	0.060%	4/7/14 LOC	2,700	2,700
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	500	551
				16,551
Minnesota (0.4%)
Chisago Lakes MN Independent School District
GO	5.000%	2/1/15 (4)	500	520
Minnesota GO	5.000%	11/1/14	500	514
Minnesota GO	5.000%	8/1/15	500	532
Minnesota GO	5.000%	10/1/17	500	572
Minnesota GO	5.000%	8/1/19	500	591
Minnesota GO	5.000%	11/1/20	325	387
Minnesota GO	5.000%	8/1/21	500	588
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/15	500	522

Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	500	536
University of Minnesota Revenue	5.000%	8/1/19	500	588
University of Minnesota Revenue	5.250%	12/1/29	500	584
				5,934
Mississippi (0.2%)
DeSoto County MS School District GO	5.000%	5/1/19	370	433
Mississippi GO	5.500%	12/1/18	750	892
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/32	1,000	1,098
				2,423
Missouri (0.2%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/15 (Prere.)	130	140
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	370	395
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/15	300	316
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/17	500	564
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/23	600	726
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	500	574
Missouri Highways & Transportation
Commission Road Revenue	5.250%	5/1/23	350	394
				3,109
Nebraska (0.2%)
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/23	750	820
Lincoln NE Electric System Revenue	5.000%	9/1/25	400	462
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	345	371
Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,643
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/16	350	373
				3,669
Nevada (0.4%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	1,500	1,505
Clark County NV GO	5.000%	12/1/29	500	537
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/27	500	555
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/15	155	164
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20	455	508
Clark County NV School District GO	5.000%	6/15/18	1,690	1,897
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/26 (3)	500	563
				5,729

New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/17	500	541
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	115	127
				668
New Jersey (2.6%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	500	408
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/22 (4)	500	389
Jersey City NJ GO	5.000%	3/1/21	480	548
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/23	495	589
New Jersey COP	5.250%	6/15/30	465	497
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	500	506
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	700	798
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	500	555
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	1,500	1,602
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	578
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	500	510
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	0.640%	2/1/15	700	701
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	500	523
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	500	542
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	300	340
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	300	357
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	2,095	2,294
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (Prere.)	500	510
New Jersey Economic Development Authority
Revenue(New Jersey Transit Light Rail
Transit System Project)	5.000%	5/1/17	500	561
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/18	500	571
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	500	576
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)	195	244
New Jersey GO	5.250%	7/15/15 (2)	500	533
New Jersey GO	5.000%	8/15/15	790	842
New Jersey GO	5.250%	7/1/16 (14)	500	554
New Jersey GO	5.000%	8/1/16	440	486

New Jersey GO	5.250%	7/15/18 (2)	500	585
New Jersey GO	5.000%	8/15/19	750	881
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/24	500	565
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18	250	280
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,117
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	900	974
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	500	560
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	500	572
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	245	270
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	345	364
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/16	200	220
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	200	215
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	500	532
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/14 (Prere.)	500	505
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/14	500	518
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	230	250
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (14)	375	408
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	275	307
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	150	174
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	650	753
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	2,500	2,972
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21 (14)	245	288
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	150	179
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	605	726
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,149
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	500	560
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	557
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	1,000	1,083
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,084
Newark NJ GO	5.000%	10/1/19	500	570

South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	500	544
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	500	542
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	100	107
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	7,000	1,698
West Deptford Township NJ GO	5.000%	7/1/27 (4)	635	691
				39,414
New Mexico (0.1%)
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	500	585
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	571
				1,156
New York (7.6%)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	500	526
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/18	500	574
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	500	581
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	500	548
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/14 (ETM)	410	412
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17	630	690
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	400	441
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19	400	458
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19 (14)	500	548
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	575	625
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/24	45	50
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	1,000	1,061
New York City NY GO	5.250%	9/1/14 (ETM)	20	20
New York City NY GO	5.000%	11/1/14 (Prere.)	90	93
New York City NY GO	5.000%	8/1/15 (Prere.)	575	611
New York City NY GO	5.000%	8/1/15 (Prere.)	320	340
New York City NY GO	5.000%	9/1/15 (Prere.)	490	523
New York City NY GO	5.000%	2/1/16	105	114
New York City NY GO	5.000%	8/1/16	500	553
New York City NY GO	5.000%	2/1/17	500	559
New York City NY GO	5.250%	8/1/17	700	799
New York City NY GO	5.000%	9/1/17	10	11

New York City NY GO	5.000%	2/1/18	500	557
New York City NY GO	5.000%	8/1/19	500	564
New York City NY GO	5.000%	8/1/21	2,000	2,336
New York City NY GO	5.000%	8/1/21	380	444
New York City NY GO	5.000%	8/1/21	515	602
New York City NY GO	5.000%	10/1/22	500	579
New York City NY GO	5.000%	8/1/23	380	439
New York City NY GO	5.000%	8/1/23 (14)	180	191
New York City NY GO	5.000%	11/1/23	215	221
New York City NY GO	5.250%	8/15/24	500	574
New York City NY GO	5.000%	8/1/25	750	848
New York City NY GO	5.000%	8/1/25	330	349
New York City NY GO	5.000%	8/1/26	500	565
New York City NY GO	5.000%	8/1/26	1,000	1,133
New York City NY GO	5.000%	8/15/26	475	532
1 New York City NY GO	0.460%	8/1/27	2,000	2,001
New York City NY GO	5.000%	5/15/28	480	545
New York City NY GO	5.000%	8/1/28	400	437
New York City NY GO	5.000%	8/1/28	500	539
New York City NY GO	5.500%	11/15/28	300	344
New York City NY GO	5.625%	4/1/29	840	979
New York City NY GO	5.000%	5/15/29	500	568
New York City NY GO	5.000%	8/1/30	1,000	1,103
New York City NY GO	5.000%	3/1/31	1,340	1,465
New York City NY GO	5.000%	8/1/31	365	395
New York City NY GO VRDO	0.050%	4/7/14 LOC	1,300	1,300
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	1,500	1,649
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	500	534
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,115
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/15	250	265
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	716
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	567
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	500	538
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	269
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	345	362
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	554
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	2,500	2,603
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	545
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32 (4)	1,295	1,348
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24 (14)	500	513
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	500	513

New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/32 (2)	2,000	2,047
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/32 (4)	2,000	2,049
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24	500	577
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	500	564
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	500	564
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/29	1,070	1,209
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	250	272
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	280	310
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	25	28
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	330	372
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	200	226
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/18	200	229
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	170	192
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	300	333
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	475	528
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	1,000	1,112
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	400	459
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	850	955
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	500	557
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	500	559
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	500	547
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	300	329
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	500	550
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	500	548
3 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.090%	4/1/14	920	920
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.070%	4/7/14	3,100	3,100
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.080%	4/1/14	1,400	1,400
New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,000	1,073

New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	1,000	1,104
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	210	243
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (14)	300	352
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	500	557
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27 (14)	110	121
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	500	545
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	541
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	541
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	500	547
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	500	538
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	1,500	1,613
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/24	600	695
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/16 (Prere.)	500	559
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.500%	7/1/15	500	533
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	560	635
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/14 (14)	500	517
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	600	661
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	1,165	1,253
1 New York Metropolitan Transportation Authority
Revenue PUT	0.634%	11/1/15	600	601
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	604
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	611
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	578
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/27	1,000	1,005
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	449
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/25 (4)	250	279
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	500	529
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/15	100	106
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	553

New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/24 (14)	500	547
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	608
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	500	542
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15	165	172
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	600	628
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	500	561
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	200	233
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	1,000	1,169
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	615	710
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	500	570
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	500	553
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	500	545
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	300	326
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	500	579
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	452
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	275	302
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	567
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	500	543
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	500	559
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/24	365	425
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	500	583
New York State GO	4.500%	2/1/17	500	554
New York State GO	4.500%	2/1/18	500	566
New York State GO	4.500%	2/1/19	500	574
New York State GO	5.000%	2/15/30	315	347
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	500	580
New York State Thruway Authority Revenue	5.000%	1/1/15 (14)	550	570
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	562
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	548
New York State Thruway Authority Revenue	5.000%	1/1/30	500	546

New York State Thruway Authority Revenue	5.000%	1/1/32 (14)	600	646
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	65	70
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	65	70
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	435	465
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	500	561
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	435	461
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	500	553
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	385	403
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	225	245
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	584
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	588
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	572
New York State Urban Development Corp.
Revenue	5.000%	12/15/14	100	103
New York State Urban Development Corp.
Revenue	5.000%	1/1/15	500	518
New York State Urban Development Corp.
Revenue	5.000%	12/15/15	400	433
New York State Urban Development Corp.
Revenue	5.000%	12/15/18	500	584
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	275	297
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	600	700
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	644
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/25	1,500	1,686
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,629
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	540	616
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/26	500	563
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,725
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	500	543
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	500	541
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	500	559
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	1,600	1,796
Westchester County NY GO	5.000%	7/1/20	500	596

Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	500	519
				115,608
North Carolina (1.0%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/27	500	583
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	280
Durham County NC GO	5.000%	4/1/20	685	810
Mecklenburg County NC GO	5.000%	3/1/17	500	562
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/26	500	560
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	650
North Carolina Capital Improvement Revenue	5.000%	5/1/29	500	562
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/18 (2)	510	598
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	500	544
North Carolina GO	5.000%	3/1/16	500	544
North Carolina GO	5.000%	3/1/17	520	584
North Carolina GO	5.000%	3/1/18	500	573
North Carolina GO	5.000%	3/1/20	275	326
North Carolina GO	4.000%	6/1/20	500	566
North Carolina GO	5.000%	5/1/22	250	301
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/21 (4)	2,000	2,219
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/21	1,000	1,146
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/24	600	658
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/30	500	542
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/24	500	573
1 University of North Carolina University System
Revenue PUT	0.854%	12/1/17	1,000	1,005
Wake County NC GO	4.000%	2/1/18	695	774
Wake County NC GO	5.000%	3/1/18	500	576
Wake County NC Public Improvement GO	5.000%	3/1/16	100	109
				15,645
Ohio (1.4%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/16	500	550
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/27	570	634
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	568
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	524
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	435	459
Cleveland OH Airport System Revenue	5.000%	1/1/16 (2)	250	267
Cleveland OH Airport System Revenue	5.250%	1/1/18 (2)	260	291
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	500	508
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (14)	500	545
Columbus OH GO	5.000%	7/1/23	600	724
Columbus OH GO	5.000%	7/1/25	535	625

Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	615	636
Hamilton County OH Sales Tax Revenue	4.500%	12/1/15 (2)	350	374
Kent State University OH Revenue	5.000%	5/1/23 (12)	500	567
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	500	553
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/20	100	118
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	2/1/22	750	881
Ohio Common Schools GO	5.000%	6/15/16 (Prere.)	750	825
Ohio GO	5.000%	9/15/19	260	283
Ohio GO	5.000%	8/1/23	500	593
Ohio GO	5.000%	8/1/24	500	597
Ohio Higher Education GO	5.000%	8/1/17	770	875
Ohio Higher Education GO	5.000%	8/1/21	500	591
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	550	652
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/14	500	517
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/15	550	594
Ohio State University General Receipts
Revenue	5.000%	12/1/16 (ETM)	30	34
Ohio State University General Receipts
Revenue	5.000%	12/1/16	470	526
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/15 (3)	500	523
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,000	1,105
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	500	539
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.250%	6/1/19	435	517
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	2,365	2,384
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	635	640
Penta Career Center Ohio COP	5.250%	4/1/23	125	144
				20,763
Oklahoma (0.1%)
Oklahoma City OK GO	5.000%	3/1/24	525	606
Oklahoma Turnpike Authority Revenue	5.000%	1/1/31	300	328
University of Oklahoma Revenue	5.000%	7/1/31	475	528
				1,462
Oregon (0.2%)
Clackamas County OR School District No. 46
GO	0.000%	6/15/32	1,670	747
Deschutes & Jefferson Counties OR School
District No. 2J GO	0.000%	6/15/31	750	354
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	500	564
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/16	150	166
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/17	250	284
Oregon GO	5.000%	5/1/23	500	593

Portland OR Sewer System Revenue	5.000%	6/15/22 (4)	500	567
				3,275
Pennsylvania (3.2%)
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	325	360
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	500	570
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	210	235
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	563
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,057
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	500	498
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	500	545
Chester County PA GO	5.000%	11/15/31	750	850
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25 (14)	500	523
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/32	500	528
Emmaus PA General Authority Revenue VRDO	0.060%	4/7/14 LOC	1,700	1,700
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.070%	4/1/14	5,440	5,440
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	500	574
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	500	526
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	2.000%	4/1/14	100	100
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	3.000%	4/1/15	100	102
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	3.000%	4/1/16	200	207
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/25	1,250	1,311
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/23	1,000	1,110
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.700%	5/1/15	750	774
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	1/1/18	325	360
Pennsylvania GO	5.000%	9/1/14	500	510
Pennsylvania GO	5.000%	5/1/15	405	426
Pennsylvania GO	5.250%	7/1/15	500	532
Pennsylvania GO	5.000%	3/1/16	100	109

Pennsylvania GO	5.000%	7/1/16	400	441
Pennsylvania GO	5.000%	7/1/16	120	132
Pennsylvania GO	5.000%	7/1/18	570	661
Pennsylvania GO	5.000%	7/1/20	500	591
Pennsylvania GO	5.000%	11/15/20	250	296
Pennsylvania GO	5.375%	7/1/21	500	605
Pennsylvania GO	5.000%	8/1/22	500	561
Pennsylvania GO	5.000%	11/15/22	500	588
Pennsylvania GO	5.000%	1/1/26	100	107
Pennsylvania GO	5.000%	4/15/28	500	566
Pennsylvania GO	5.000%	10/15/32	1,000	1,118
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/17 (10)	500	535
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.500%	6/1/20	1,000	1,049
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/24	200	219
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	500	535
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	500	563
Pennsylvania State University Revenue	5.000%	3/1/25	500	575
Pennsylvania State University Revenue	5.000%	8/15/27	1,000	1,099
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/24	1,000	1,159
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	345	386
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22 (2)	1,000	1,064
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	1,050	1,117
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/30	1,330	1,314
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31 (2)	1,610	1,657
Philadelphia PA Airport Revenue	5.000%	6/15/15	505	532
Philadelphia PA Airport Revenue	5.000%	6/15/23	1,120	1,240
Philadelphia PA Gas Works Revenue VRDO	0.050%	4/7/14 LOC	4,500	4,500
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.080%	4/1/14	900	900
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	245	230
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	500	557
Philadelphia PA School District GO	5.000%	8/1/20 (2)	500	528
Philadelphia PA School District GO	5.250%	9/1/22	500	558
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	560	633
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	1,000	1,136
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	1,000	1,104
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/24	500	581
West Shore Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	6.250%	1/1/31	80	88
				49,035

Puerto Rico (0.4%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/20	500	358
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	486
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/21	500	357
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	500	489
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/23	500	340
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/26	500	334
Puerto Rico GO	6.000%	7/1/27 (14)	500	503
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/22 (3)	500	317
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/25	500	281
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/29	500	376
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,292
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/27	500	421
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/30	500	395
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/33	1,000	215
				6,164
South Carolina (0.5%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	500	555
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/23	500	584
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/27	250	285
Greenville County SC School District GO	5.000%	12/1/27	500	543
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,000	1,139
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	1,600	1,120
South Carolina GO	5.000%	4/1/20	450	535
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	500	533
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/26	1,000	1,077
South Carolina Public Service Authority
Revenue	5.000%	1/1/16	130	140
South Carolina Public Service Authority
Revenue	5.000%	1/1/29	500	543
				7,054
South Dakota (0.1%)
Educational Enhancement Funding Corp. South
Dakota Tobacco Settlement Revenue	5.000%	6/1/25	2,000	2,146

Tennessee (0.8%)
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.000%	1/1/33	1,500	1,551
Memphis TN Electric System Revenue	5.000%	12/1/17	500	573
Memphis TN GO	5.000%	5/1/30	500	552
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	625	737

Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	500	522
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	10/1/15	350	375
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	500	582
Shelby County TN GO	5.000%	3/1/19	500	585
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	118
Shelby County TN GO	5.000%	4/1/19	400	469
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	500	542
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/17	250	271
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	500	553
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	525	589
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,115	1,261
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	1,500	1,623
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	250	277
Tennessee GO	5.000%	8/1/14	500	508
Tennessee GO	5.000%	8/1/20	625	744
				12,432
Texas (3.6%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	1,000	942
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	500	592
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/24	275	313
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	100	58
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	500	545
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	180	98
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	500	519
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	222
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	500	571
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/30	500	543
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/27	500	532
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	500	574
Dallas TX GO	5.000%	2/15/15	500	521
Dallas TX Independent School District GO	5.000%	8/15/14	500	509
Dallas TX Independent School District GO	5.000%	2/15/23	485	567

Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/15 (2)	485	520
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/17	200	228
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/22	330	388
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	515	572
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	1,000	1,128
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	765	906
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	513
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/30	1,550	1,036
Harris County TX Flood Control District GO	5.250%	10/1/18	435	513
Harris County TX GO	5.000%	10/1/23	500	576
Harris County TX GO	5.000%	10/1/23	300	353
Harris County TX GO	5.000%	8/15/32	1,000	1,110
1 Harris County TX Toll Road Revenue	0.840%	8/15/18	1,000	1,011
Harris County TX Toll Road Revenue	5.000%	8/15/27	500	569
Harris County TX Toll Road Revenue	5.000%	8/15/32	500	545
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	1,000	1,102
Houston TX Community College System GO	5.000%	2/15/27	1,000	1,037
Houston TX GO	5.000%	3/1/20	500	578
Houston TX Independent School District GO	5.000%	7/15/15 (4)	500	531
Houston TX Utility System Revenue	5.125%	5/15/14 (Prere.)	500	503
2 Houston TX Utility System Revenue	5.000%	5/15/25	1,000	1,182
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	500	549
Houston TX Utility System Revenue	5.250%	11/15/30	500	571
1 Houston TX Utility System Revenue PUT	0.660%	8/1/16	1,000	1,004
Katy TX Independent School District GO	5.000%	2/15/20	2,000	2,232
Lake Travis TX Independent School District GO	5.000%	2/15/32	500	551
Lone Star College System Texas GO	5.000%	8/15/23	250	288
Lower Colorado River Authority Texas Revenue	5.750%	5/15/15 (Prere.)	40	42
Lower Colorado River Authority Texas Revenue	5.750%	5/15/15 (Prere.)	415	441
Lower Colorado River Authority Texas Revenue	5.750%	5/15/28	45	47
Lubbock TX GO	5.000%	2/15/23	500	584
New Hope TX Cultural Education Facilities
Finance Corp. First Mortgage Revenue
(Morningside Ministries Project)	6.250%	1/1/33	1,640	1,710
North East TX Independent School District GO	5.250%	2/1/22	500	605
North Texas Tollway Authority System Revenue	6.000%	1/1/20	500	569
North Texas Tollway Authority System Revenue	6.000%	1/1/25	500	562
North Texas Tollway Authority System Revenue	6.000%	1/1/28	250	286
North Texas Tollway Authority System Revenue	5.500%	9/1/28	500	574
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	500	552
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	568
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	210	240
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	905	981
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	500	584
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	500	591

San Antonio TX GO	5.000%	8/1/20	125	148
San Antonio TX GO	5.000%	2/1/22	1,000	1,172
San Antonio TX GO	5.000%	2/1/24	500	580
1 San Antonio TX Water Revenue PUT	0.740%	11/1/16	1,000	1,000
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/16 (2)	260	288
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	1,000	1,096
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	325	367
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources)	5.000%	2/15/26	735	798
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) VRDO	0.090%	4/1/14	200	200
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/26	500	571
Texas GO	4.000%	4/1/18	400	447
Texas GO	5.000%	8/1/31	500	566
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	550	618
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	240	269
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	405	445
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	380	411
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	190	212
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	495	544
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	1,500	1,488
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/21 (15)	1,000	1,087
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/14	500	506
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/15	425	441
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/18	500	529
Texas Tech University System Financing
System Revenue	5.000%	2/15/28	500	560
Texas Transportation Commission Revenue	4.750%	4/1/16 (Prere.)	500	543
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	500	546
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	500	546
Texas Water Financial Assistance GO	5.000%	8/1/24	500	574
Texas Water Financial Assistance GO	5.000%	8/1/25	500	573
Texas Water Financial Assistance GO	5.000%	8/1/27	500	565
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	325	384
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	500	596
Williamson County TX GO	5.000%	2/15/23	230	273
				55,081

Utah (0.3%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	555
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.070%	4/1/14	2,805	2,805
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	350	373
Utah GO	5.000%	7/1/16	500	551
Utah GO	5.000%	7/1/16	615	678
				4,962
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	500	513

Virginia (0.6%)
Arlington County VA GO	5.000%	8/1/17	750	855
Arlington County VA GO	5.000%	8/1/23	600	717
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	548
Chesterfield County VA GO	5.000%	1/1/22	900	1,082
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	573
Fairfax County VA Public Improvement GO	5.000%	4/1/21	300	359
Fairfax County VA Public Improvement GO	5.000%	4/1/23	500	606
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	589
Fairfax County VA Water Authority Revenue	5.000%	4/1/26	625	732
Norfolk VA Water Revenue	5.000%	11/1/31	500	557
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/30	500	538
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/17	200	224
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	423
Virginia Public School Authority Revenue	5.000%	8/1/19	500	589
				8,392
Washington (1.1%)
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	590
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.250%	7/1/16	500	554
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	500	567
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	100	106
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	865	953
King County WA GO	5.000%	1/1/19	150	175
King County WA GO	5.000%	1/1/24	500	584
Port of Seattle WA Revenue	5.000%	3/1/20 (14)	665	691
Port of Seattle WA Revenue	5.000%	8/1/29	250	276
University of Washington Revenue	5.000%	4/1/31	335	368
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	425	483
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	438
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	500	549
Washington GO	5.700%	10/1/15 (4)	220	229
Washington GO	5.000%	2/1/16	500	542
Washington GO	5.000%	7/1/16 (Prere.)	500	551

Washington GO	5.000%	7/1/17	200	227
Washington GO	5.000%	7/1/18	675	783
Washington GO	0.000%	6/1/20 (14)	500	440
Washington GO	5.000%	8/1/20	500	592
Washington GO	5.000%	7/1/21	500	571
Washington GO	5.000%	7/1/23	1,000	1,197
Washington GO	5.000%	7/1/25	500	582
Washington GO	5.000%	2/1/32	500	553
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/31 (14)	2,000	2,108
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	880	925
Washington State University General Revenue	5.000%	10/1/31	500	554
				16,188
West Virginia (0.1%)
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/23	1,000	1,092

Wisconsin (0.7%)
Wisconsin Annual Appropriation Revenue	5.625%	5/1/28	460	528
Wisconsin GO	5.000%	5/1/15 (Prere.)	600	631
Wisconsin GO	4.000%	9/1/15	970	1,021
Wisconsin GO	5.000%	5/1/16	500	548
Wisconsin GO	5.000%	5/1/21	750	888
Wisconsin GO	5.000%	5/1/23	500	567
Wisconsin GO	5.000%	5/1/24	500	586
2 Wisconsin GO	5.000%	5/1/26	2,210	2,554
Wisconsin Health & Educational Facilities
Authority Revenue (Aspirus, Inc. Obligated
Group)	5.000%	8/15/25	1,570	1,737
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	500	544
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	500	543
Wisconsin Transportation Revenue	5.250%	7/1/14	500	506
Wisconsin Transportation Revenue	5.000%	7/1/23	500	590
				11,243
Total Tax-Exempt Municipal Bonds (Cost $768,825)				791,090
Total Investments (100.0%) (Cost $1,141,115)				1,518,467
Other Assets and Liabilities-Net (0.0%)				(573)
Net Assets (100%)				1,517,894

* Non-income-producing security.
1 Adjustable-rate security.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
March 31, 2014.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the aggregate value of these securities was $3,020,000, representing 0.2% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.

Tax-Managed Balanced Fund

COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Balanced Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	727,377	—	—
Tax-Exempt Municipal Bonds	—	791,090	—
Total	727,377	791,090	—

C. At March 31, 2014, the cost of investment securities for tax purposes was $1,141,199,000. Net unrealized appreciation of investment securities for tax purposes was $377,268,000, consisting of unrealized gains of $382,800,000 on securities that had risen in value since their purchase and $5,532,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Small-Cap Fund

Schedule of Investments
As of March 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (15.1%)
* Live Nation Entertainment Inc.	718,609	15,630
Pool Corp.	238,715	14,638
Wolverine World Wide Inc.	511,463	14,602
* Buffalo Wild Wings Inc.	95,716	14,252
* Lumber Liquidators Holdings Inc.	140,188	13,150
* Jack in the Box Inc.	220,928	13,022
Cracker Barrel Old Country Store Inc.	121,253	11,791
Men's Wearhouse Inc.	230,296	11,280
* Steven Madden Ltd.	306,761	11,037
Hillenbrand Inc.	320,387	10,358
* Iconix Brand Group Inc.	245,998	9,660
Ryland Group Inc.	235,397	9,399
* Helen of Troy Ltd.	135,240	9,363
* Jos A Bank Clothiers Inc.	142,861	9,186
* Dorman Products Inc.	155,171	9,164
* Genesco Inc.	122,485	9,134
* Marriott Vacations Worldwide Corp.	155,085	8,671
Monro Muffler Brake Inc.	152,092	8,651
Papa John's International Inc.	163,017	8,495
Texas Roadhouse Inc. Class A	304,585	7,944
* Meritage Homes Corp.	182,183	7,630
Lithia Motors Inc. Class A	114,641	7,619
* Outerwall Inc.	101,930	7,390
* Skechers U.S.A. Inc. Class A	201,803	7,374
* Vitamin Shoppe Inc.	155,066	7,369
La-Z-Boy Inc.	267,514	7,250
Group 1 Automotive Inc.	109,591	7,196
* Pinnacle Entertainment Inc.	298,746	7,080
* Hibbett Sports Inc.	132,630	7,013
Finish Line Inc. Class A	251,897	6,824
* Crocs Inc.	432,525	6,747
Buckle Inc.	143,024	6,551
DineEquity Inc.	82,993	6,479
* Standard Pacific Corp.	762,443	6,336
* Sonic Corp.	269,070	6,132
Drew Industries Inc.	111,159	6,025
* iRobot Corp.	146,154	6,000
* G-III Apparel Group Ltd.	83,474	5,975
Sturm Ruger & Co. Inc.	98,797	5,908
Oxford Industries Inc.	73,573	5,753
Children's Place Retail Stores Inc.	114,257	5,691
Brown Shoe Co. Inc.	209,433	5,558
Interval Leisure Group Inc.	202,084	5,282
* Select Comfort Corp.	282,612	5,110
* Boyd Gaming Corp.	384,333	5,073
* Quiksilver Inc.	652,765	4,902
* Red Robin Gourmet Burgers Inc.	66,581	4,773
Scholastic Corp.	125,158	4,315
* Multimedia Games Holding Co. Inc.	147,893	4,295

Movado Group Inc.	92,330	4,206
* BJ's Restaurants Inc.	125,392	4,102
Stage Stores Inc.	166,520	4,071
Sonic Automotive Inc. Class A	176,562	3,969
* Barnes & Noble Inc.	189,480	3,960
* Winnebago Industries Inc.	143,636	3,934
Standard Motor Products Inc.	105,574	3,776
Cato Corp. Class A	137,709	3,724
Callaway Golf Co.	363,552	3,716
* Biglari Holdings Inc.	7,467	3,640
Capella Education Co.	57,027	3,601
* Pep Boys-Manny Moe & Jack	273,014	3,473
* Zale Corp.	163,693	3,423
Ethan Allen Interiors Inc.	133,302	3,393
Arctic Cat Inc.	68,525	3,275
* American Public Education Inc.	90,698	3,182
Fred's Inc. Class A	174,394	3,141
Haverty Furniture Cos. Inc.	102,231	3,036
Regis Corp.	220,244	3,017
* FTD Cos. Inc.	94,747	3,014
* Universal Electronics Inc.	78,194	3,002
* M/I Homes Inc.	124,398	2,789
* EW Scripps Co. Class A	157,320	2,788
* Zumiez Inc.	112,795	2,734
* ITT Educational Services Inc.	93,032	2,668
* Tuesday Morning Corp.	187,189	2,649
* Strayer Education Inc.	54,811	2,545
Superior Industries International Inc.	119,217	2,443
* Francesca's Holdings Corp.	132,150	2,397
Ruth's Hospitality Group Inc.	183,412	2,217
* Blue Nile Inc.	63,656	2,215
Nutrisystem Inc.	146,474	2,207
* Career Education Corp.	294,266	2,195
Stein Mart Inc.	142,871	2,002
Harte-Hanks Inc.	223,122	1,972
* MarineMax Inc.	124,258	1,888
* Aeropostale Inc.	352,809	1,771
* Ruby Tuesday Inc.	295,605	1,658
Marcus Corp.	96,104	1,605
Big 5 Sporting Goods Corp.	90,646	1,455
* Kirkland's Inc.	76,851	1,421
PetMed Express Inc.	102,983	1,381
* VOXX International Corp. Class A	99,953	1,367
* Christopher & Banks Corp.	188,712	1,247
Universal Technical Institute Inc.	94,558	1,225
* Sizmek Inc.	107,694	1,145
* Monarch Casino & Resort Inc.	49,563	918
Spartan Motors Inc.	175,966	904
* Perry Ellis International Inc.	63,994	879
JAKKS Pacific Inc.	105,355	761
Blyth Inc.	43,832	470
* Kate Spade & Co.	4,378	162
		527,810
Consumer Staples (3.5%)
* Darling International Inc.	800,920	16,035
* TreeHouse Foods Inc.	185,529	13,356
Casey's General Stores Inc.	196,130	13,257

* Boston Beer Co. Inc. Class A	44,470	10,883
B&G Foods Inc.	270,331	8,140
Sanderson Farms Inc.	103,171	8,098
Andersons Inc.	134,055	7,941
J&J Snack Foods Corp.	74,173	7,118
Snyder's-Lance Inc.	247,893	6,988
WD-40 Co.	74,630	5,789
Cal-Maine Foods Inc.	76,191	4,783
Spartan Stores Inc.	188,505	4,375
* Diamond Foods Inc.	103,791	3,626
Inter Parfums Inc.	86,286	3,124
Calavo Growers Inc.	70,148	2,496
* Central Garden and Pet Co. Class A	215,286	1,780
* Medifast Inc.	61,018	1,775
* Seneca Foods Corp. Class A	39,671	1,249
* Alliance One International Inc.	421,097	1,230
* Annie's Inc.	5,674	228
		122,271
Energy (4.6%)
Bristow Group Inc.	185,241	13,989
Exterran Holdings Inc.	298,279	13,088
* PDC Energy Inc.	181,748	11,316
* Carrizo Oil & Gas Inc.	209,646	11,208
* Stone Energy Corp.	255,041	10,704
* SEACOR Holdings Inc.	95,322	8,238
* Hornbeck Offshore Services Inc.	165,148	6,905
* C&J Energy Services Inc.	230,787	6,730
* Cloud Peak Energy Inc.	309,306	6,539
Comstock Resources Inc.	229,294	5,239
Arch Coal Inc.	1,071,389	5,164
* TETRA Technologies Inc.	401,611	5,141
* Newpark Resources Inc.	446,251	5,110
* Penn Virginia Corp.	280,039	4,898
* Matrix Service Co.	133,237	4,501
* Northern Oil and Gas Inc.	303,160	4,432
* Geospace Technologies Corp.	65,859	4,358
* Pioneer Energy Services Corp.	318,876	4,129
Green Plains Renewable Energy Inc.	134,346	4,025
* Basic Energy Services Inc.	140,439	3,849
* Approach Resources Inc.	177,914	3,720
* Contango Oil & Gas Co.	77,838	3,716
* Tesco Corp.	160,730	2,974
* Era Group Inc.	97,167	2,848
* ION Geophysical Corp.	622,273	2,620
* Swift Energy Co.	221,859	2,387
Gulf Island Fabrication Inc.	65,387	1,413
* PetroQuest Energy Inc.	230,000	1,311
* Forest Oil Corp.	348,845	666
		161,218
Exchange-Traded Fund (3.2%)
1 Vanguard REIT ETF	1,563,000	110,379

Financials (18.2%)
* Stifel Financial Corp.	301,332	14,994
* Portfolio Recovery Associates Inc.	258,358	14,949
ProAssurance Corp.	313,458	13,958

* Texas Capital Bancshares Inc.	208,386	13,533
Financial Engines Inc.	253,462	12,871
UMB Financial Corp.	188,514	12,197
Geo Group Inc.	366,758	11,824
MarketAxess Holdings Inc.	191,371	11,333
Wintrust Financial Corp.	231,067	11,244
FNB Corp.	837,016	11,216
Bank of the Ozarks Inc.	163,947	11,158
Glacier Bancorp Inc.	375,005	10,901
Susquehanna Bancshares Inc.	953,568	10,861
Umpqua Holdings Corp.	571,785	10,658
PrivateBancorp Inc.	332,790	10,153
United Bankshares Inc.	316,470	9,690
First Financial Bankshares Inc.	154,860	9,569
Evercore Partners Inc. Class A	164,700	9,100
PacWest Bancorp	204,231	8,784
Tanger Factory Outlet Centers Inc.	250,412	8,764
MB Financial Inc.	280,150	8,673
LaSalle Hotel Properties	276,173	8,647
Home BancShares Inc.	241,800	8,323
Community Bank System Inc.	205,247	8,009
RLI Corp.	174,226	7,708
CVB Financial Corp.	476,392	7,575
Columbia Banking System Inc.	261,300	7,452
* First Cash Financial Services Inc.	147,364	7,436
EPR Properties	136,342	7,279
Post Properties Inc.	145,164	7,128
Old National Bancorp	470,420	7,014
Northwest Bancshares Inc.	480,153	7,010
BBCN Bancorp Inc.	403,593	6,918
Selective Insurance Group Inc.	284,202	6,628
First Midwest Bancorp Inc.	382,537	6,534
Pinnacle Financial Partners Inc.	168,771	6,327
National Penn Bancshares Inc.	600,060	6,271
Sovran Self Storage Inc.	83,718	6,149
* Virtus Investment Partners Inc.	35,212	6,098
DiamondRock Hospitality Co.	518,094	6,088
Healthcare Realty Trust Inc.	250,697	6,054
Horace Mann Educators Corp.	203,841	5,911
HFF Inc. Class A	169,169	5,686
Lexington Realty Trust	520,942	5,683
Cash America International Inc.	145,640	5,639
Interactive Brokers Group Inc.	254,873	5,523
Boston Private Financial Holdings Inc.	406,883	5,505
NBT Bancorp Inc.	224,016	5,479
Cousins Properties Inc.	475,277	5,451
* Encore Capital Group Inc.	119,149	5,445
Medical Properties Trust Inc.	424,768	5,433
First Financial Bancorp	295,486	5,313
ViewPoint Financial Group Inc.	183,550	5,295
* BofI Holding Inc.	60,957	5,227
EastGroup Properties Inc.	80,362	5,056
Provident Financial Services Inc.	274,929	5,050
Sterling Bancorp	398,727	5,048
Associated Estates Realty Corp.	291,496	4,938
* eHealth Inc.	94,312	4,791
Independent Bank Corp.	118,620	4,670

First Commonwealth Financial Corp.	499,238	4,513
PS Business Parks Inc.	53,203	4,449
* World Acceptance Corp.	56,131	4,214
AMERISAFE Inc.	94,232	4,138
Banner Corp.	99,613	4,105
Infinity Property & Casualty Corp.	59,188	4,003
Acadia Realty Trust	150,850	3,979
* Investment Technology Group Inc.	191,337	3,865
* United Community Banks Inc.	196,927	3,822
* Piper Jaffray Cos.	82,611	3,784
Hanmi Financial Corp.	162,017	3,775
Stewart Information Services Corp.	106,407	3,738
Government Properties Income Trust	144,838	3,650
S&T Bancorp Inc.	152,026	3,603
City Holding Co.	80,005	3,589
Wilshire Bancorp Inc.	322,278	3,577
LTC Properties Inc.	94,194	3,544
Safety Insurance Group Inc.	65,642	3,535
TrustCo Bank Corp. NY	480,482	3,383
Brookline Bancorp Inc.	359,038	3,382
United Fire Group Inc.	111,280	3,377
* Navigators Group Inc.	54,143	3,324
Pennsylvania REIT	183,577	3,314
Capstead Mortgage Corp.	259,163	3,281
Employers Holdings Inc.	158,200	3,200
Parkway Properties Inc.	175,331	3,200
* Forestar Group Inc.	177,716	3,163
Oritani Financial Corp.	199,596	3,156
Simmons First National Corp. Class A	84,325	3,143
American Assets Trust Inc.	92,269	3,113
Franklin Street Properties Corp.	239,890	3,023
* Ezcorp Inc. Class A	275,643	2,974
Tompkins Financial Corp.	59,200	2,898
Cardinal Financial Corp.	161,854	2,886
Sabra Health Care REIT Inc.	102,878	2,869
FXCM Inc. Class A	192,318	2,841
* First BanCorp	501,951	2,731
Dime Community Bancshares Inc.	148,888	2,528
Inland Real Estate Corp.	221,927	2,341
* Green Dot Corp. Class A	108,339	2,116
Kite Realty Group Trust	334,770	2,009
HCI Group Inc.	51,556	1,877
* Taylor Capital Group Inc.	78,198	1,870
Universal Insurance Holdings Inc.	146,005	1,854
CoreSite Realty Corp.	54,996	1,705
Saul Centers Inc.	35,442	1,679
Universal Health Realty Income Trust	34,996	1,478
Urstadt Biddle Properties Inc. Class A	70,656	1,460
Bank Mutual Corp.	221,330	1,403
Getty Realty Corp.	73,545	1,389
Calamos Asset Management Inc. Class A	97,049	1,255
Agree Realty Corp.	38,504	1,171
* SWS Group Inc.	148,380	1,110
Cedar Realty Trust Inc.	173,591	1,061
Tower Group International Ltd.	116,589	315
Meadowbrook Insurance Group Inc.	39,920	233
		636,216

Health Care (10.3%)
Questcor Pharmaceuticals Inc.	281,223	18,260
* Centene Corp.	292,073	18,182
West Pharmaceutical Services Inc.	355,577	15,663
* PAREXEL International Corp.	287,618	15,557
* Medidata Solutions Inc.	255,629	13,891
* MWI Veterinary Supply Inc.	65,267	10,157
* Air Methods Corp.	178,520	9,538
* Medicines Co.	318,783	9,060
* NuVasive Inc.	227,114	8,723
* Impax Laboratories Inc.	325,010	8,587
* Haemonetics Corp.	261,868	8,534
* Neogen Corp.	184,164	8,278
* Magellan Health Services Inc.	138,165	8,200
* Cyberonics Inc.	125,377	8,181
Chemed Corp.	89,388	7,996
* Akorn Inc.	363,208	7,991
* Acorda Therapeutics Inc.	207,645	7,872
* Amsurg Corp. Class A	164,723	7,755
* Prestige Brands Holdings Inc.	261,132	7,116
* Ligand Pharmaceuticals Inc.	103,446	6,958
Kindred Healthcare Inc.	276,819	6,483
CONMED Corp.	142,021	6,171
* Hanger Inc.	177,108	5,965
Cantel Medical Corp.	169,455	5,714
* Greatbatch Inc.	122,708	5,635
* Molina Healthcare Inc.	143,673	5,396
* Integra LifeSciences Holdings Corp.	117,201	5,390
Analogic Corp.	62,573	5,138
* Omnicell Inc.	177,756	5,087
* ABIOMED Inc.	180,320	4,695
Ensign Group Inc.	99,634	4,348
* PharMerica Corp.	152,370	4,263
* IPC The Hospitalist Co. Inc.	86,019	4,222
* Abaxis Inc.	107,187	4,167
Meridian Bioscience Inc.	189,588	4,131
* ICU Medical Inc.	66,526	3,984
Quality Systems Inc.	221,906	3,746
* Emergent Biosolutions Inc.	146,417	3,700
* Natus Medical Inc.	140,242	3,618
* Bio-Reference Labs Inc.	125,735	3,480
Computer Programs & Systems Inc.	53,193	3,436
* Luminex Corp.	187,366	3,393
* AMN Healthcare Services Inc.	236,308	3,247
* Corvel Corp.	60,603	3,016
* Healthways Inc.	175,703	3,012
* Merit Medical Systems Inc.	206,517	2,953
* Cambrex Corp.	154,460	2,915
* Cynosure Inc. Class A	99,338	2,911
Invacare Corp.	149,586	2,853
* HealthStream Inc.	102,822	2,745
* Momenta Pharmaceuticals Inc.	235,001	2,738
* Affymetrix Inc.	366,490	2,613
* Hi-Tech Pharmacal Co. Inc.	57,463	2,490
* Amedisys Inc.	164,468	2,449
* Anika Therapeutics Inc.	58,116	2,389
* Spectrum Pharmaceuticals Inc.	271,604	2,129

Landauer Inc.	43,809	1,986
* Symmetry Medical Inc.	190,950	1,921
* SurModics Inc.	68,427	1,546
* LHC Group Inc.	64,464	1,422
* Gentiva Health Services Inc.	146,536	1,336
CryoLife Inc.	128,750	1,282
* Cross Country Healthcare Inc.	142,831	1,153
* Almost Family Inc.	32,898	760
* Arqule Inc.	300,449	616
		359,143
Industrials (15.2%)
* Teledyne Technologies Inc.	190,749	18,566
Toro Co.	289,958	18,322
EnerSys Inc.	242,569	16,808
EMCOR Group Inc.	341,992	16,002
Curtiss-Wright Corp.	239,814	15,238
* Moog Inc. Class A	230,853	15,123
Actuant Corp. Class A	373,102	12,741
Applied Industrial Technologies Inc.	215,117	10,377
Healthcare Services Group Inc.	356,422	10,358
* Tetra Tech Inc.	331,140	9,798
* On Assignment Inc.	235,197	9,076
Mobile Mini Inc.	207,809	9,011
Barnes Group Inc.	231,491	8,905
Mueller Industries Inc.	287,212	8,613
Allegiant Travel Co. Class A	76,625	8,577
* Orbital Sciences Corp.	307,145	8,569
Watts Water Technologies Inc. Class A	145,550	8,542
UniFirst Corp.	77,454	8,515
Franklin Electric Co. Inc.	198,839	8,455
* WageWorks Inc.	148,550	8,335
United Stationers Inc.	202,165	8,303
* EnPro Industries Inc.	106,884	7,767
ABM Industries Inc.	261,526	7,516
* Korn/Ferry International	251,881	7,499
Simpson Manufacturing Co. Inc.	207,935	7,346
* Hub Group Inc. Class A	180,735	7,228
Forward Air Corp.	155,881	7,188
Knight Transportation Inc.	305,684	7,070
CIRCOR International Inc.	89,722	6,579
Brady Corp. Class A	237,415	6,446
Tennant Co.	94,253	6,185
G&K Services Inc. Class A	100,455	6,145
Interface Inc. Class A	296,789	6,099
* TrueBlue Inc.	208,326	6,096
AZZ Inc.	129,894	5,804
Lindsay Corp.	65,691	5,793
* GenCorp Inc.	309,252	5,650
Kaman Corp.	138,171	5,621
Universal Forest Products Inc.	101,342	5,608
Heartland Express Inc.	246,877	5,602
Briggs & Stratton Corp.	246,545	5,486
Cubic Corp.	106,377	5,433
* Dycom Industries Inc.	168,912	5,339
AAR Corp.	198,767	5,158
Albany International Corp.	142,576	5,067
Exponent Inc.	67,376	5,057

* Aegion Corp. Class A	199,349	5,046
* DXP Enterprises Inc.	52,943	5,026
Titan International Inc.	260,385	4,945
Apogee Enterprises Inc.	146,765	4,877
* Navigant Consulting Inc.	258,643	4,826
* Taser International Inc.	263,421	4,818
* Federal Signal Corp.	319,282	4,757
ESCO Technologies Inc.	134,986	4,750
* Saia Inc.	123,853	4,732
Matson Inc.	188,948	4,665
Encore Wire Corp.	94,983	4,608
Arkansas Best Corp.	123,526	4,564
* II-VI Inc.	276,739	4,270
John Bean Technologies Corp.	138,190	4,270
Astec Industries Inc.	94,917	4,168
* Aerovironment Inc.	100,814	4,058
AAON Inc.	142,718	3,978
* Engility Holdings Inc.	87,872	3,959
Quanex Building Products Corp.	189,029	3,909
Insperity Inc.	116,379	3,605
Standex International Corp.	64,906	3,478
SkyWest Inc.	265,819	3,392
Kelly Services Inc. Class A	139,284	3,305
* Roadrunner Transportation Systems Inc.	127,728	3,224
Powell Industries Inc.	47,072	3,050
Resources Connection Inc.	209,158	2,947
Comfort Systems USA Inc.	191,161	2,913
* Gibraltar Industries Inc.	148,871	2,809
American Science & Engineering Inc.	39,980	2,685
Griffon Corp.	221,981	2,650
Viad Corp.	103,781	2,495
* Lydall Inc.	86,948	1,989
* American Woodmark Corp.	59,076	1,989
National Presto Industries Inc.	25,066	1,956
* Orion Marine Group Inc.	139,777	1,757
Heidrick & Struggles International Inc.	84,043	1,687
CDI Corp.	73,555	1,261
* Vicor Corp.	96,538	985
* Atlas Air Worldwide Holdings Inc.	27,317	963
		528,382
Information Technology (19.0%)
FEI Co.	212,877	21,931
* ARRIS Group Inc.	584,632	16,475
MAXIMUS Inc.	347,578	15,592
Belden Inc.	222,072	15,456
* ViaSat Inc.	213,009	14,706
* Cognex Corp.	421,387	14,268
Anixter International Inc.	135,263	13,732
* Manhattan Associates Inc.	391,607	13,718
* Tyler Technologies Inc.	142,869	11,955
* Microsemi Corp.	475,340	11,898
* GT Advanced Technologies Inc.	670,683	11,435
j2 Global Inc.	221,645	11,093
* Dealertrack Technologies Inc.	223,159	10,977
* TriQuint Semiconductor Inc.	809,860	10,844
* Synaptics Inc.	179,299	10,762
Littelfuse Inc.	114,138	10,688

* Take-Two Interactive Software Inc.	468,442	10,273
* Electronics For Imaging Inc.	237,107	10,269
Hittite Microwave Corp.	160,882	10,142
Power Integrations Inc.	150,964	9,930
* OpenTable Inc.	117,010	9,002
* Cardtronics Inc.	228,785	8,888
* CACI International Inc. Class A	118,693	8,760
* Veeco Instruments Inc.	200,105	8,390
* Coherent Inc.	124,643	8,145
MKS Instruments Inc.	271,135	8,104
* SYNNEX Corp.	133,235	8,075
Heartland Payment Systems Inc.	187,875	7,787
* Sanmina Corp.	423,559	7,391
Blackbaud Inc.	233,333	7,303
* Netscout Systems Inc.	189,886	7,136
* Plexus Corp.	173,735	6,962
* Monolithic Power Systems Inc.	174,718	6,774
* Bottomline Technologies de Inc.	184,675	6,491
* Cirrus Logic Inc.	323,550	6,429
* Benchmark Electronics Inc.	278,501	6,308
* NETGEAR Inc.	184,744	6,231
* Progress Software Corp.	273,911	5,971
Monotype Imaging Holdings Inc.	197,851	5,963
NIC Inc.	304,355	5,877
Tessera Technologies Inc.	247,289	5,843
* ScanSource Inc.	143,150	5,836
* QLogic Corp.	454,106	5,790
* Interactive Intelligence Group Inc.	79,839	5,788
* OSI Systems Inc.	95,700	5,729
* ATMI Inc.	163,434	5,558
* comScore Inc.	169,315	5,552
Methode Electronics Inc.	180,724	5,541
MTS Systems Corp.	80,862	5,538
* Rogers Corp.	88,511	5,525
* Insight Enterprises Inc.	214,709	5,391
* MicroStrategy Inc. Class A	46,127	5,323
* Synchronoss Technologies Inc.	153,612	5,267
* Cabot Microelectronics Corp.	119,086	5,240
* LogMeIn Inc.	116,442	5,227
* Measurement Specialties Inc.	75,822	5,145
* ExlService Holdings Inc.	157,025	4,854
* Kulicke & Soffa Industries Inc.	384,255	4,846
* Diodes Inc.	185,466	4,844
* iGATE Corp.	149,031	4,700
* CalAmp Corp.	168,012	4,683
* FARO Technologies Inc.	87,344	4,629
* Advanced Energy Industries Inc.	187,344	4,590
CSG Systems International Inc.	173,586	4,520
* Virtusa Corp.	129,310	4,333
* Blucora Inc.	210,010	4,135
* Newport Corp.	199,910	4,134
* Ultratech Inc.	140,552	4,103
Badger Meter Inc.	73,358	4,042
* Sykes Enterprises Inc.	201,667	4,007
* Harmonic Inc.	515,397	3,680
* Monster Worldwide Inc.	486,745	3,641
CTS Corp.	171,826	3,588

* Ixia	280,602	3,508
Brooks Automation Inc.	317,082	3,466
* Liquidity Services Inc.	130,747	3,406
Park Electrochemical Corp.	106,326	3,176
* Tangoe Inc.	170,633	3,172
* Perficient Inc.	171,444	3,107
* LivePerson Inc.	252,158	3,044
* Rofin-Sinar Technologies Inc.	122,807	2,943
* Exar Corp.	242,339	2,896
* Super Micro Computer Inc.	165,551	2,876
* Checkpoint Systems Inc.	210,436	2,824
Ebix Inc.	163,061	2,784
Daktronics Inc.	192,993	2,777
Comtech Telecommunications Corp.	84,862	2,704
Micrel Inc.	242,608	2,688
* Digital River Inc.	149,009	2,597
Forrester Research Inc.	68,140	2,443
* Stamps.com Inc.	72,686	2,439
* TeleTech Holdings Inc.	97,971	2,401
Epiq Systems Inc.	164,661	2,244
* Mercury Systems Inc.	165,693	2,189
* TTM Technologies Inc.	252,676	2,135
* Nanometrics Inc.	113,250	2,035
Black Box Corp.	82,510	2,008
* Rudolph Technologies Inc.	168,211	1,919
* Entropic Communications Inc.	461,856	1,889
* DTS Inc.	94,611	1,870
* Ceva Inc.	105,049	1,845
* Supertex Inc.	53,098	1,751
* Oplink Communications Inc.	96,804	1,739
* CIBER Inc.	345,169	1,581
* Dice Holdings Inc.	208,761	1,557
* Digi International Inc.	133,637	1,356
* XO Group Inc.	129,646	1,315
* Rubicon Technology Inc.	114,164	1,289
Electro Scientific Industries Inc.	129,071	1,271
Cohu Inc.	118,372	1,271
* Higher One Holdings Inc.	166,193	1,202
* Kopin Corp.	316,713	1,197
* Intevac Inc.	123,259	1,196
Bel Fuse Inc. Class B	52,024	1,139
* Procera Networks Inc.	105,941	1,101
* DSP Group Inc.	115,256	996
* Agilysys Inc.	72,775	975
* VASCO Data Security International Inc.	119,171	899
* Pericom Semiconductor Corp.	109,581	858
PC-Tel Inc.	90,131	787
* QuinStreet Inc.	56,060	372
* Sigma Designs Inc.	72,620	346
		661,336
Materials (6.8%)
PolyOne Corp.	495,323	18,159
HB Fuller Co.	254,572	12,291
* KapStone Paper and Packaging Corp.	408,538	11,782
US Silica Holdings Inc.	267,216	10,200
* Texas Industries Inc.	109,433	9,807
* Stillwater Mining Co.	608,302	9,009

* SunCoke Energy Inc.	357,713	8,170
Balchem Corp.	152,491	7,948
* Clearwater Paper Corp.	112,683	7,062
Globe Specialty Metals Inc.	330,185	6,874
Schweitzer-Mauduit International Inc.	160,488	6,835
Kaiser Aluminum Corp.	95,611	6,829
* Flotek Industries Inc.	229,943	6,404
Innophos Holdings Inc.	111,948	6,347
Stepan Co.	96,904	6,256
* Calgon Carbon Corp.	276,890	6,045
PH Glatfelter Co.	219,729	5,981
AMCOL International Corp.	130,076	5,955
A Schulman Inc.	151,364	5,488
OM Group Inc.	163,057	5,417
Quaker Chemical Corp.	67,127	5,292
* AK Steel Holding Corp.	695,746	5,023
* Headwaters Inc.	373,196	4,930
* Boise Cascade Co.	160,089	4,585
Koppers Holdings Inc.	106,062	4,373
* Kraton Performance Polymers Inc.	166,234	4,345
* RTI International Metals Inc.	155,712	4,326
Neenah Paper Inc.	81,961	4,239
Deltic Timber Corp.	57,072	3,723
* LSB Industries Inc.	97,449	3,647
Materion Corp.	105,227	3,570
* Century Aluminum Co.	262,839	3,472
Haynes International Inc.	63,089	3,407
Wausau Paper Corp.	252,955	3,220
Tredegar Corp.	128,516	2,957
American Vanguard Corp.	127,318	2,756
Myers Industries Inc.	137,096	2,731
Zep Inc.	116,127	2,055
FutureFuel Corp.	79,862	1,621
Hawkins Inc.	41,106	1,510
Olympic Steel Inc.	47,232	1,356
* AM Castle & Co.	87,431	1,284
		237,281
Telecommunication Services (0.5%)
* 8x8 Inc.	403,183	4,358
* Cincinnati Bell Inc.	1,063,773	3,681
Atlantic Tele-Network Inc.	50,679	3,341
USA Mobility Inc.	111,862	2,033
* General Communication Inc. Class A	165,664	1,890
Lumos Networks Corp.	90,374	1,208
NTELOS Holdings Corp.	78,091	1,054
* Cbeyond Inc.	107,093	777
		18,342
Utilities (3.6%)
Piedmont Natural Gas Co. Inc.	387,687	13,720
UNS Energy Corp.	211,478	12,695
Southwest Gas Corp.	237,113	12,674
UIL Holdings Corp.	284,691	10,479
New Jersey Resources Corp.	210,009	10,458
ALLETE Inc.	186,236	9,762
Avista Corp.	305,796	9,373
NorthWestern Corp.	195,961	9,294

	South Jersey Industries Inc.			164,371	9,220
	El Paso Electric Co.			205,312	7,336
	Laclede Group Inc.			155,287	7,322
	American States Water Co.			197,545	6,379
	Northwest Natural Gas Co.			137,881	6,068
					124,780
Total Common Stocks (Cost $2,070,256)					3,487,158
		Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
2	Vanguard Market Liquidity Fund	0.122%		3,044,439	3,044

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
3	Federal Home Loan Bank Discount Notes	0.120%	5/28/14	100	100
3	Federal Home Loan Bank Discount Notes	0.125%	5/30/14	100	100
					200
Total Temporary Cash Investments (Cost $3,244)					3,244
Total Investments (100.1%) (Cost $2,073,500)					3,490,402
Other Assets and Liabilities-Net (-0.1%)					(3,537)
Net Assets (100%)					3,486,865

* Non-income-producing security.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Small-Cap Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,487,158	—	—
Temporary Cash Investments	3,044	200	—
Total	3,490,202	200	—

C. At March 31, 2014, the cost of investment securities for tax purposes was $2,073,500,000. Net unrealized appreciation of investment securities for tax purposes was $1,416,902,000, consisting of unrealized gains of $1,428,211,000 on securities that had risen in value since their purchase and $11,309,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed International Fund

Schedule of Investments
As of March 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Australia (7.6%)
Commonwealth Bank of Australia	2,639,341	190,005
BHP Billiton Ltd.	5,265,368	178,472
Westpac Banking Corp.	5,049,493	162,355
Australia & New Zealand Banking Group Ltd.	4,459,554	137,189
National Australia Bank Ltd.	3,773,434	124,411
Wesfarmers Ltd.	1,878,227	71,965
Woolworths Ltd.	2,023,706	67,110
CSL Ltd.	842,546	54,422
Rio Tinto Ltd.	722,140	42,594
Woodside Petroleum Ltd.	1,024,605	37,100
Telstra Corp. Ltd.	7,277,897	34,319
Westfield Group	3,184,453	30,333
Macquarie Group Ltd.	533,428	28,764
Suncorp Group Ltd.	2,147,709	25,703
Origin Energy Ltd.	1,812,185	24,069
QBE Insurance Group Ltd.	1,999,372	23,761
AMP Ltd.	4,901,517	22,687
Brambles Ltd.	2,597,528	22,349
Santos Ltd.	1,600,801	20,069
Insurance Australia Group Ltd.	3,854,211	19,934
Amcor Ltd.	2,026,339	19,578
Transurban Group	2,461,798	16,596
Aurizon Holdings Ltd.	3,457,743	16,516
Oil Search Ltd.	1,926,854	15,125
Westfield Retail Trust	5,032,456	13,933
Fortescue Metals Group Ltd.	2,727,211	13,352
Stockland	3,799,218	13,234
AGL Energy Ltd.	935,900	13,198
Orica Ltd.	617,971	12,575
Goodman Group	2,822,980	12,416
* Newcrest Mining Ltd.	1,283,910	11,748
ASX Ltd.	324,335	10,868
Sonic Healthcare Ltd.	677,263	10,851
Lend Lease Group	926,611	10,205
James Hardie Industries plc	755,566	10,093
Crown Resorts Ltd.	649,749	10,049
Ramsay Health Care Ltd.	222,841	9,958
Computershare Ltd.	853,914	9,603
Mirvac Group	6,035,188	9,537
Coca-Cola Amatil Ltd.	921,306	9,441
Dexus Property Group	9,492,830	9,361
GPT Group	2,590,998	8,806
Seek Ltd.	514,276	8,408
APA Group	1,400,925	8,350
Asciano Ltd.	1,690,844	8,180
Incitec Pivot Ltd.	2,830,120	7,783
Bendigo and Adelaide Bank Ltd.	708,147	7,481
Boral Ltd.	1,362,614	7,162
Sydney Airport	1,831,684	7,127

	Iluka Resources Ltd.	726,396	6,689
	Tatts Group Ltd.	2,449,202	6,595
	Bank of Queensland Ltd.	551,072	6,584
	CFS Retail Property Trust Group	3,481,083	6,108
	Challenger Ltd.	980,325	5,833
	Toll Holdings Ltd.	1,205,468	5,830
*	BlueScope Steel Ltd.	992,607	5,657
	Cochlear Ltd.	102,266	5,413
	WorleyParsons Ltd.	384,176	5,411
^	Leighton Holdings Ltd.	265,889	5,212
	Federation Centres Ltd.	2,351,963	5,156
	Caltex Australia Ltd.	245,314	5,020
	Aristocrat Leisure Ltd.	994,969	4,971
*	Alumina Ltd.	4,452,367	4,958
	Flight Centre Travel Group Ltd.	99,947	4,876
	Ansell Ltd.	279,310	4,772
	ALS Ltd.	677,186	4,624
	Tabcorp Holdings Ltd.	1,350,205	4,276
	Metcash Ltd.	1,609,137	3,902
	Treasury Wine Estates Ltd.	1,169,639	3,842
	Perpetual Ltd.	82,346	3,828
	SP AusNet	3,139,436	3,822
	Downer EDI Ltd.	804,542	3,764
	DuluxGroup Ltd.	703,296	3,745
	Echo Entertainment Group Ltd.	1,635,416	3,723
	IOOF Holdings Ltd.	435,629	3,584
	REA Group Ltd.	75,117	3,404
	CSR Ltd.	984,889	3,216
	Adelaide Brighton Ltd.	837,978	3,123
	Platinum Asset Management Ltd.	432,258	2,999
	Australand Property Group	761,404	2,984
	Harvey Norman Holdings Ltd.	971,646	2,980
*	Sims Metal Management Ltd.	323,383	2,947
	Arrium Ltd.	2,334,302	2,937
	Orora Ltd.	2,252,751	2,872
	Fairfax Media Ltd.	3,261,754	2,774
*	Recall Holdings Ltd.	606,369	2,614
	Seven West Media Ltd.	1,287,822	2,373
	Shopping Centres Australasia Property Group	1,493,658	2,303
	TPG Telecom Ltd.	371,503	2,293
*	Qantas Airways Ltd.	2,166,723	2,226
	Macquarie Atlas Roads Group	786,441	2,166
	Envestra Ltd.	1,940,038	2,027
	Goodman Fielder Ltd.	3,309,414	1,894
	OZ Minerals Ltd.	545,609	1,804
*,^ Whitehaven Coal Ltd.		1,118,903	1,722
	GWA Group Ltd.	598,164	1,623
	Atlas Iron Ltd.	1,698,612	1,544
	New Hope Corp. Ltd.	554,328	1,541
	Nufarm Ltd.	412,721	1,528
*	Aquila Resources Ltd.	440,934	960
*	Ten Network Holdings Ltd.	3,580,492	915
			1,827,109
Austria (0.3%)
	Erste Group Bank AG	475,831	16,278
	OMV AG	242,741	11,018
	Voestalpine AG	193,562	8,519

IMMOFINANZ AG	1,639,748	7,686
Andritz AG	115,532	7,144
Raiffeisen Bank International AG	174,861	5,835
Telekom Austria AG	347,420	3,459
Vienna Insurance Group AG Wiener Versicherung Gruppe	63,489	3,137
Verbund AG	113,792	2,341
Strabag SE	27,080	702
		66,119
Belgium (1.1%)
Anheuser-Busch InBev NV	1,309,260	137,886
KBC Groep NV	454,807	28,010
Ageas	351,249	15,662
UCB SA	192,744	15,463
Solvay SA Class A	95,877	15,061
Delhaize Group SA	168,750	12,341
Umicore SA	181,451	9,253
Groupe Bruxelles Lambert SA	75,621	7,554
Belgacom SA	229,591	7,194
Colruyt SA	110,546	6,094
Telenet Group Holding NV	80,170	4,945
		259,463
Denmark (1.4%)
Novo Nordisk A/S Class B	3,197,740	145,600
Danske Bank A/S	1,296,536	36,076
AP Moeller - Maersk A/S Class B	2,253	26,966
Carlsberg A/S Class B	176,762	17,572
Novozymes A/S	381,605	16,775
* Vestas Wind Systems A/S	346,911	13,909
Coloplast A/S Class B	162,687	13,153
Pandora A/S	188,489	12,440
TDC A/S	1,315,473	12,167
AP Moeller - Maersk A/S Class A	1,025	11,796
DSV A/S	286,374	9,234
Chr Hansen Holding A/S	145,983	5,794
^ FLSmidth & Co. A/S	85,994	4,336
Tryg A/S	40,498	4,006
H Lundbeck A/S	112,587	3,468
* William Demant Holding A/S	35,447	3,029
Rockwool International A/S Class B	8,239	1,600
		337,921
Finland (0.8%)
* Nokia Oyj	6,187,133	45,522
Sampo Class A	779,183	40,447
Kone Oyj Class B	615,654	25,851
Fortum Oyj	749,099	17,024
UPM-Kymmene Oyj	883,293	15,112
Wartsila OYJ Abp	260,104	14,138
Stora Enso Oyj	962,496	10,301
Nokian Renkaat Oyj	222,119	8,987
^ Metso Oyj	222,584	7,289
Kesko Oyj Class B	110,748	4,829
Neste Oil Oyj	217,748	4,440
^ Valmet Corp.	216,853	2,326
		196,266
France (9.1%)
^ Total SA	3,363,336	221,391

Sanofi	1,895,038	198,031
BNP Paribas SA	1,616,943	124,666
AXA SA	3,141,575	81,615
Schneider Electric SA	903,819	80,103
LVMH Moet Hennessy Louis Vuitton SA	410,137	74,322
Societe Generale SA	1,181,844	72,749
Air Liquide SA	515,309	69,784
Airbus Group NV	915,874	65,596
L'Oreal SA	386,868	63,826
Danone SA	892,257	63,036
GDF Suez	2,150,929	58,839
Vivendi SA	2,103,774	58,554
Vinci SA	774,578	57,497
Orange SA	2,981,847	44,047
Cie de St-Gobain	654,076	39,489
Cie Generale des Etablissements Michelin	309,904	38,743
Pernod Ricard SA	325,045	37,827
Carrefour SA	963,504	37,273
Essilor International SA	325,677	32,867
Safran SA	430,714	29,840
Legrand SA	433,489	26,928
Renault SA	272,443	26,464
* Credit Agricole SA	1,646,962	25,957
Kering	120,937	24,659
Publicis Groupe SA	264,740	23,901
Lafarge SA	299,116	23,346
Cap Gemini SA	243,068	18,402
SES SA	491,829	18,350
Technip SA	174,292	17,967
* Alcatel-Lucent	4,553,155	17,932
Valeo SA	125,462	17,669
Electricite de France	436,305	17,252
Christian Dior SA	85,482	16,418
Sodexo	149,723	15,693
Accor SA	286,728	14,674
Veolia Environnement SA	699,416	13,861
Dassault Systemes	104,970	12,283
Bouygues SA	292,632	12,194
Casino Guichard Perrachon SA	95,116	11,309
AtoS	124,950	11,292
Natixis	1,513,327	11,114
Zodiac Aerospace	313,372	11,072
Arkema SA	97,401	11,019
Bureau Veritas SA	358,111	10,984
Thales SA	164,531	10,910
Iliad SA	37,619	10,856
Vallourec SA	193,676	10,507
Edenred	330,569	10,370
Rexel SA	390,273	10,236
Alstom SA	358,351	9,780
Groupe Eurotunnel SA	744,119	9,499
STMicroelectronics NV	1,024,112	9,490
Suez Environnement Co.	449,428	9,126
Wendel SA	53,206	8,271
Aeroports de Paris	65,357	8,146
SCOR SE	232,377	8,139
Klepierre	171,357	7,666

*,^ Peugeot SA		399,069	7,517
	Lagardere SCA	185,595	7,366
	Eutelsat Communications SA	203,030	6,890
	CNP Assurances	275,172	5,828
	Eurazeo SA	64,734	5,814
	ICADE	58,385	5,772
	Bollore SA	8,994	5,700
	Societe BIC SA	42,977	5,645
	Fonciere Des Regions	59,455	5,506
	Eiffage SA	65,406	4,893
	Imerys SA	54,251	4,823
	JCDecaux SA	110,016	4,815
	Hermes International	13,755	4,575
	Gecina SA	34,048	4,525
*	CGG SA	281,699	4,515
	SEB SA	44,010	3,798
*	Air France-KLM	231,326	3,474
^	Remy Cointreau SA	39,208	3,145
	Societe Television Francaise 1	171,024	2,826
	Euler Hermes SA	21,745	2,746
	BioMerieux	23,495	2,576
	Ipsen SA	57,619	2,360
			2,188,940
Germany (8.8%)
	Bayer AG	1,369,167	185,419
	Siemens AG	1,312,489	177,007
	BASF SE	1,528,411	170,071
	Daimler AG	1,581,573	149,616
	Allianz SE	753,830	127,412
	SAP AG	1,479,846	120,039
	Deutsche Telekom AG	5,051,837	81,969
	Deutsche Bank AG	1,676,291	75,129
	Bayerische Motoren Werke AG	538,215	68,013
	Volkswagen AG Preference Shares	239,442	62,087
	Linde AG	304,168	60,903
	E.ON SE	3,017,879	58,940
	Deutsche Post AG	1,566,351	58,233
	Muenchener Rueckversicherungs AG	263,029	57,477
	Continental AG	178,166	42,728
	Adidas AG	346,513	37,468
	Fresenius SE & Co. KGaA	216,366	33,963
	RWE AG	804,307	32,639
^	Henkel AG & Co. KGaA Preference Shares	287,311	30,927
	Commerzbank AG	1,557,485	28,649
	Porsche Automobil Holding SE Preference Shares	252,766	25,986
	Fresenius Medical Care AG & Co. KGaA	350,566	24,528
	Deutsche Boerse AG	307,533	24,484
	Infineon Technologies AG	1,856,455	22,148
^	Henkel AG & Co. KGaA	198,004	19,913
	HeidelbergCement AG	230,423	19,750
*	ThyssenKrupp AG	697,128	18,703
	Merck KGaA	108,702	18,306
	Beiersdorf AG	167,346	16,322
*	ProSiebenSat.1 Media AG	352,641	16,175
	Brenntag AG	85,256	15,833
	GEA Group AG	285,841	13,059
	Volkswagen AG	50,137	12,720

K&S AG	322,183	10,580
LANXESS AG	137,137	10,351
* Deutsche Lufthansa AG	379,830	9,959
Symrise AG	183,873	9,186
Metro AG	224,881	9,173
* OSRAM Licht AG	140,092	9,084
Hannover Rueck SE	101,512	9,080
United Internet AG	191,167	8,967
* QIAGEN NV	413,297	8,682
Bilfinger SE	66,141	8,405
MAN SE	54,837	6,990
Hugo Boss AG	48,971	6,521
* Sky Deutschland AG	740,455	6,390
Deutsche Wohnen AG	279,549	5,996
Fuchs Petrolub SE Preference Shares	58,737	5,901
Kabel Deutschland Holding AG	39,469	5,420
MTU Aero Engines AG	55,327	5,136
Fraport AG Frankfurt Airport Services Worldwide	66,700	4,984
TUI AG	268,678	4,482
Axel Springer SE	68,578	4,389
* Evonik Industries AG	111,408	4,344
Hochtief AG	46,709	4,247
* Deutsche Wohnen AG	194,116	4,054
Software AG	107,448	3,899
Suedzucker AG	129,819	3,703
* Telefonica Deutschland Holding AG	410,752	3,278
Fuchs Petrolub SE	34,678	3,062
Wacker Chemie AG	25,052	3,058
^ Celesio AG	75,642	2,586
Fielmann AG	16,820	2,261
* Talanx AG	56,164	2,020
Puma SE	4,811	1,353
Generali Deutschland Holding AG	6,218	972
Deutsche Postbank AG	5,620	275
		2,095,404
Greece (0.1%)
* Hellenic Telecommunications Organization SA	427,887	7,063
Piraeus Bank SA	1,374,982	3,768
National Bank of Greece SA	528,386	2,891
* Alpha Bank AE	2,324,312	2,281
Hellenic Petroleum SA	130,184	1,302
		17,305
Hong Kong (3.2%)
AIA Group Ltd.	19,819,838	94,266
Hutchison Whampoa Ltd.	3,325,116	44,130
Cheung Kong Holdings Ltd.	2,189,455	36,406
Sun Hung Kai Properties Ltd.	2,556,279	31,389
* Galaxy Entertainment Group Ltd.	3,463,037	30,226
Sands China Ltd.	4,002,000	30,015
Hong Kong Exchanges and Clearing Ltd.	1,913,981	29,068
Jardine Matheson Holdings Ltd.	392,498	24,793
Hong Kong & China Gas Co. Ltd.	9,183,689	20,064
Hang Seng Bank Ltd.	1,222,205	19,498
Power Assets Holdings Ltd.	2,169,100	18,827
Link REIT	3,793,332	18,705
CLP Holdings Ltd.	2,464,432	18,598

	BOC Hong Kong Holdings Ltd.	5,728,500	16,357
	Wharf Holdings Ltd.	2,542,679	16,308
	Want Want China Holdings Ltd.	10,872,000	16,266
	Li & Fung Ltd.	9,487,670	14,059
	Jardine Strategic Holdings Ltd.	373,000	13,392
	Hongkong Land Holdings Ltd.	1,969,000	12,753
	Swire Pacific Ltd. Class A	1,080,219	12,617
	China Mengniu Dairy Co. Ltd.	2,344,000	11,764
	Hang Lung Properties Ltd.	3,781,810	10,911
	Henderson Land Development Co. Ltd.	1,777,106	10,399
	Tingyi Cayman Islands Holding Corp.	3,214,541	9,234
	SJM Holdings Ltd.	3,070,783	8,651
	Bank of East Asia Ltd.	2,100,663	8,226
	MTR Corp. Ltd.	2,141,500	7,935
	Sino Land Co. Ltd.	5,039,300	7,428
	Wynn Macau Ltd.	1,744,000	7,259
	Hang Lung Group Ltd.	1,336,000	6,735
	Prada SPA	858,600	6,723
	Samsonite International SA	2,153,400	6,672
	New World Development Co. Ltd.	6,335,125	6,391
^	AAC Technologies Holdings Inc.	1,150,429	5,972
	Swire Properties Ltd.	2,086,459	5,956
	Techtronic Industries Co.	2,088,500	5,831
	Wheelock & Co. Ltd.	1,422,000	5,573
	Esprit Holdings Ltd.	3,190,500	5,316
	Cheung Kong Infrastructure Holdings Ltd.	822,000	5,257
	Hysan Development Co. Ltd.	1,112,000	4,852
^	Sun Art Retail Group Ltd.	3,726,500	4,693
	Melco International Development Ltd.	1,345,000	4,522
	Yue Yuen Industrial Holdings Ltd.	1,384,000	4,510
	MGM China Holdings Ltd.	1,260,000	4,452
	Shangri-La Asia Ltd.	2,706,341	4,438
	First Pacific Co. Ltd.	4,321,788	4,308
	Wing Hang Bank Ltd.	263,275	4,175
	NWS Holdings Ltd.	2,320,500	3,916
	Kerry Properties Ltd.	1,159,500	3,867
	ASM Pacific Technology Ltd.	385,600	3,746
^	New World China Land Ltd.	4,372,000	3,692
	VTech Holdings Ltd.	234,300	3,013
	PCCW Ltd.	5,700,000	2,863
	Chow Tai Fook Jewellery Group Ltd.	1,766,600	2,782
*	Semiconductor Manufacturing International Corp.	36,370,000	2,740
	Cathay Pacific Airways Ltd.	1,445,770	2,700
	Hopewell Holdings Ltd.	742,500	2,555
	Television Broadcasts Ltd.	405,300	2,430
	Xinyi Glass Holdings Ltd.	2,892,000	2,359
	Johnson Electric Holdings Ltd.	2,192,500	2,028
*	FIH Mobile Ltd.	3,583,001	1,980
*,^ Macau Legend Development Ltd.		2,075,034	1,732
	Shui On Land Ltd.	6,181,500	1,725
	L'Occitane International SA	644,750	1,595
*	Brightoil Petroleum Holdings Ltd.	5,039,000	1,585
	Shougang Fushan Resources Group Ltd.	5,176,000	1,577
	Champion REIT	3,434,000	1,570
	Great Eagle Holdings Ltd.	416,000	1,566
	Huabao International Holdings Ltd.	3,134,000	1,438
*	Kerry Logistics Network Ltd.	902,750	1,324

^	Uni-President China Holdings Ltd.	1,567,000	1,318
	Shun Tak Holdings Ltd.	2,504,000	1,291
*	Xinyi Solar Holdings Ltd.	3,922,000	1,177
	Lifestyle International Holdings Ltd.	568,000	1,157
	Cafe de Coral Holdings Ltd.	376,000	1,138
*	United Co. RUSAL plc	3,124,000	1,094
	Orient Overseas International Ltd.	219,300	1,009
	Texwinca Holdings Ltd.	870,000	936
	Towngas China Co. Ltd.	740,237	905
	Kowloon Development Co. Ltd.	730,000	883
	SA SA International Holdings Ltd.	1,080,468	868
	China Travel International Inv HK	4,316,000	863
	Dah Sing Financial Holdings Ltd.	183,200	862
	Hopewell Highway Infrastructure Ltd.	1,765,500	856
*,^ China Rongsheng Heavy Industries Group Holdings Ltd.		4,866,500	773
	Dah Sing Banking Group Ltd.	459,200	724
	Parkson Retail Group Ltd.	2,160,500	681
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,780,000	593
*	New World Development Co. Ltd. Rights Exp. 04/17/2014	2,111,708	436
	Hutchison Harbour Ring Ltd.	4,216,000	326
			768,593
Ireland (0.2%)
*	Bank of Ireland	46,663,843	19,872
	Kerry Group plc Class A	230,022	17,558
*	Ryanair Holdings plc ADR	124,266	7,308
	Smurfit Kappa Group plc	235,441	5,710
*	Ryanair Holdings plc	427,808	4,505
*	Irish Bank Resolution Corp. Ltd.	257,065	—
			54,953
Israel (0.6%)
	Teva Pharmaceutical Industries Ltd.	1,540,544	81,188
	Bank Hapoalim BM	1,718,040	9,808
*	Bank Leumi Le-Israel BM	2,193,954	8,563
	Israel Chemicals Ltd.	737,855	6,455
	Bezeq The Israeli Telecommunication Corp. Ltd.	3,318,969	5,916
	NICE Systems Ltd.	96,521	4,304
	Delek Group Ltd.	8,037	3,210
	Azrieli Group	67,307	2,355
	Mizrahi Tefahot Bank Ltd.	168,139	2,300
	Elbit Systems Ltd.	35,068	2,136
*	Israel Discount Bank Ltd. Class A	1,153,227	2,117
*	Israel Corp. Ltd.	3,786	2,114
	Gazit-Globe Ltd.	138,158	1,783
	Osem Investments Ltd.	57,249	1,345
*	EZchip Semiconductor Ltd.	49,657	1,266
*	Partner Communications Co. Ltd.	114,114	1,037
	Harel Insurance Investments & Financial Services Ltd.	158,512	961
	Frutarom Industries Ltd.	39,723	955
	Paz Oil Co. Ltd.	5,612	847
	Strauss Group Ltd.	42,964	777
	Cellcom Israel Ltd. (Registered)	52,331	718
*	Delek Energy Systems Ltd.	984	635
	Shikun & Binui Ltd.	239,883	591
*	Oil Refineries Ltd.	1,853,317	513
*	Clal Insurance Enterprises Holdings Ltd.	23,877	474
	Ormat Industries	53,968	410

Migdal Insurance & Financial Holding Ltd.	176,457	302
First International Bank Of Israel Ltd.	14,196	235
Shufersal Ltd.	37,385	150
Delek Automotive Systems Ltd.	12,997	137
Melisron Ltd.	3,756	99
		143,701
Italy (2.4%)
Eni SPA	4,050,268	101,567
UniCredit SPA	7,348,046	67,169
Intesa Sanpaolo SPA (Registered)	19,120,078	64,879
Enel SPA	10,703,866	60,543
Assicurazioni Generali SPA	2,072,543	46,196
Snam SPA	3,444,114	20,174
Telecom Italia SPA (Registered)	16,827,444	19,889
Tenaris SA	791,027	17,480
Atlantia SPA	650,939	16,726
* Fiat SPA	1,407,778	16,412
Luxottica Group SPA	283,159	16,361
Unione di Banche Italiane SCpA	1,428,909	13,482
Terna Rete Elettrica Nazionale SPA	2,316,278	12,396
Saipem SPA	413,960	10,111
Telecom Italia SPA (Bearer)	10,611,035	9,957
* Mediobanca SPA	835,386	9,562
Pirelli & C. SPA	543,180	8,545
Prysmian SPA	337,992	8,411
Exor SPA	171,993	7,719
Enel Green Power SPA	2,649,410	7,441
^ Banco Popolare SC	305,413	6,655
* Mediaset SPA	1,117,330	6,249
* Finmeccanica SPA	616,625	6,090
Mediolanum SPA	410,640	3,876
Davide Campari-Milano SPA	402,232	3,296
Gtech SPA	94,629	2,875
* Banco Popolare SC Rights Exp. 04/17/2014	305,413	2,600
Buzzi Unicem SPA	112,773	2,104
Salvatore Ferragamo SPA	61,354	1,805
Parmalat SPA	366,359	1,262
		571,832
Japan (19.8%)
Toyota Motor Corp.	4,385,850	247,335
Mitsubishi UFJ Financial Group Inc.	23,339,244	128,524
SoftBank Corp.	1,558,500	117,773
Honda Motor Co. Ltd.	2,969,186	104,476
Sumitomo Mitsui Financial Group Inc.	2,224,158	95,336
Mizuho Financial Group Inc.	39,374,996	78,035
Takeda Pharmaceutical Co. Ltd.	1,276,594	60,424
Canon Inc.	1,867,033	57,945
FANUC Corp.	324,207	57,317
Hitachi Ltd.	7,647,066	56,604
Japan Tobacco Inc.	1,741,487	54,661
KDDI Corp.	902,972	52,431
Mitsubishi Estate Co. Ltd.	2,090,935	49,651
Seven & I Holdings Co. Ltd.	1,289,041	49,118
East Japan Railway Co.	627,700	46,235
Astellas Pharma Inc.	3,828,070	45,449
Mitsubishi Corp.	2,378,986	44,130

Mitsui Fudosan Co. Ltd.	1,395,629	42,578
Mitsui & Co. Ltd.	2,841,300	40,158
Panasonic Corp.	3,517,889	40,009
Bridgestone Corp.	1,103,657	39,114
Shin-Etsu Chemical Co. Ltd.	682,507	38,907
Nippon Steel & Sumitomo Metal Corp.	14,006,580	38,221
Denso Corp.	790,000	37,885
Nissan Motor Co. Ltd.	4,191,000	37,356
Nomura Holdings Inc.	5,810,277	37,272
Mitsubishi Electric Corp.	3,272,000	36,832
Central Japan Railway Co.	313,789	36,654
NTT DOCOMO Inc.	2,316,293	36,499
Nippon Telegraph & Telephone Corp.	661,200	35,931
Tokio Marine Holdings Inc.	1,180,998	35,419
Komatsu Ltd.	1,579,800	33,120
Fast Retailing Co. Ltd.	87,500	31,648
Sony Corp.	1,657,600	31,573
Murata Manufacturing Co. Ltd.	333,400	31,513
Keyence Corp.	75,218	30,987
Kao Corp.	874,827	30,981
Mitsubishi Heavy Industries Ltd.	5,322,110	30,796
ITOCHU Corp.	2,577,012	30,152
ORIX Corp.	2,135,800	30,102
Toshiba Corp.	6,833,000	28,962
Sumitomo Mitsui Trust Holdings Inc.	6,348,270	28,723
Fuji Heavy Industries Ltd.	1,042,700	28,236
Sumitomo Realty & Development Co. Ltd.	715,439	28,001
Kubota Corp.	2,098,000	27,884
SMC Corp.	103,500	27,296
Daiwa Securities Group Inc.	2,919,000	25,361
Daikin Industries Ltd.	444,700	24,939
Kyocera Corp.	533,450	24,041
Sumitomo Corp.	1,875,800	23,852
Dai-ichi Life Insurance Co. Ltd.	1,603,300	23,323
Hoya Corp.	721,500	22,569
Nidec Corp.	366,894	22,497
Tokyo Gas Co. Ltd.	4,143,000	21,008
Nintendo Co. Ltd.	175,100	20,931
MS&AD Insurance Group Holdings	908,933	20,807
Kirin Holdings Co. Ltd.	1,485,000	20,552
FUJIFILM Holdings Corp.	755,100	20,268
Asahi Group Holdings Ltd.	709,500	19,891
Mazda Motor Corp.	4,451,000	19,774
Inpex Corp.	1,518,000	19,712
Secom Co. Ltd.	341,700	19,643
Daiichi Sankyo Co. Ltd.	1,163,963	19,613
JX Holdings Inc.	4,019,850	19,380
Otsuka Holdings Co. Ltd.	634,200	18,972
Sumitomo Electric Industries Ltd.	1,262,400	18,846
Marubeni Corp.	2,746,000	18,434
Daiwa House Industry Co. Ltd.	1,083,000	18,387
Suzuki Motor Corp.	690,800	18,011
Tokyo Electron Ltd.	286,900	17,831
Fujitsu Ltd.	2,935,000	17,741
Eisai Co. Ltd.	454,500	17,667
Toray Industries Inc.	2,556,000	16,865
NKSJ Holdings Inc.	636,800	16,349

JFE Holdings Inc.	850,930	15,989
* Olympus Corp.	496,527	15,854
Ajinomoto Co. Inc.	1,077,500	15,421
Resona Holdings Inc.	3,176,036	15,348
Asahi Kasei Corp.	2,198,000	14,904
Omron Corp.	353,400	14,623
Yamato Holdings Co. Ltd.	675,500	14,538
Dentsu Inc.	375,688	14,227
* Chubu Electric Power Co. Inc.	1,192,200	14,027
Ricoh Co. Ltd.	1,163,300	13,486
Toyota Industries Corp.	279,200	13,419
Ono Pharmaceutical Co. Ltd.	153,400	13,335
Nitto Denko Corp.	276,600	13,264
Oriental Land Co. Ltd.	87,000	13,226
LIXIL Group Corp.	477,012	13,163
* Kansai Electric Power Co. Inc.	1,279,350	13,114
Terumo Corp.	601,100	13,093
NEC Corp.	4,251,400	13,059
T&D Holdings Inc.	1,089,830	12,971
JGC Corp.	373,000	12,958
West Japan Railway Co.	313,311	12,788
Tokyu Corp.	2,084,000	12,735
Shimano Inc.	126,300	12,704
Osaka Gas Co. Ltd.	3,264,000	12,336
Isuzu Motors Ltd.	2,101,000	12,063
Aeon Co. Ltd.	1,045,402	11,766
Aisin Seiki Co. Ltd.	325,600	11,753
Daito Trust Construction Co. Ltd.	126,300	11,699
Makita Corp.	211,300	11,633
Sekisui House Ltd.	937,459	11,595
Shiseido Co. Ltd.	646,300	11,387
Hankyu Hanshin Holdings Inc.	2,084,000	11,337
Sumitomo Metal Mining Co. Ltd.	903,000	11,318
Japan Exchange Group Inc.	454,453	11,109
Yahoo Japan Corp.	2,247,900	11,012
Kintetsu Corp.	2,988,190	10,626
Unicharm Corp.	196,400	10,479
Mitsubishi Motors Corp.	994,800	10,390
Bank of Yokohama Ltd.	2,066,000	10,306
Shizuoka Bank Ltd.	1,043,000	10,164
* Tokyo Electric Power Co. Inc.	2,484,770	9,997
IHI Corp.	2,347,000	9,875
Asahi Glass Co. Ltd.	1,703,035	9,854
Dai Nippon Printing Co. Ltd.	1,028,800	9,838
Shionogi & Co. Ltd.	526,900	9,741
NGK Insulators Ltd.	463,000	9,659
Nikon Corp.	597,600	9,627
Toyota Tsusho Corp.	371,993	9,435
Kawasaki Heavy Industries Ltd.	2,546,000	9,380
Chugai Pharmaceutical Co. Ltd.	367,000	9,374
* Kyushu Electric Power Co. Inc.	766,200	9,368
Sumitomo Chemical Co. Ltd.	2,539,000	9,361
Mitsubishi Chemical Holdings Corp.	2,235,000	9,282
Odakyu Electric Railway Co. Ltd.	1,067,000	9,184
Yakult Honsha Co. Ltd.	179,900	9,031
TDK Corp.	208,500	8,695
Tobu Railway Co. Ltd.	1,774,000	8,566

NGK Spark Plug Co. Ltd.	368,000	8,270
Chiba Bank Ltd.	1,322,000	8,137
Tohoku Electric Power Co. Inc.	787,700	8,101
NTT Data Corp.	208,200	8,080
NSK Ltd.	784,000	8,042
Konica Minolta Inc.	859,500	8,041
Taisei Corp.	1,796,000	8,015
Lawson Inc.	111,790	7,910
Sysmex Corp.	243,600	7,767
Nippon Yusen KK	2,664,000	7,737
* Sharp Corp.	2,530,287	7,706
Isetan Mitsukoshi Holdings Ltd.	622,140	7,675
Namco Bandai Holdings Inc.	322,500	7,650
Yamaha Motor Co. Ltd.	472,300	7,535
Seiko Epson Corp.	240,700	7,521
Mitsui OSK Lines Ltd.	1,927,000	7,495
Taiheiyo Cement Corp.	2,073,000	7,466
MEIJI Holdings Co. Ltd.	117,154	7,385
Sega Sammy Holdings Inc.	328,888	7,383
Sekisui Chemical Co. Ltd.	706,000	7,333
Taisho Pharmaceutical Holdings Co. Ltd.	90,600	7,297
Nippon Express Co. Ltd.	1,490,000	7,287
TOTO Ltd.	522,000	7,236
Suntory Beverage & Food Ltd.	209,718	7,225
Toppan Printing Co. Ltd.	1,004,000	7,178
Chugoku Electric Power Co. Inc.	514,000	7,152
Hirose Electric Co. Ltd.	51,700	7,108
Electric Power Development Co. Ltd.	249,540	7,018
Rohm Co. Ltd.	157,000	7,010
Oji Holdings Corp.	1,562,000	6,987
Keio Corp.	999,000	6,955
Keikyu Corp.	819,000	6,906
Hino Motors Ltd.	463,700	6,867
Kobe Steel Ltd.	5,064,233	6,720
Hulic Co. Ltd.	487,200	6,688
Yokogawa Electric Corp.	412,000	6,661
JSR Corp.	358,200	6,627
Kuraray Co. Ltd.	574,500	6,573
Obayashi Corp.	1,148,000	6,471
Hisamitsu Pharmaceutical Co. Inc.	135,000	6,092
Mitsubishi Materials Corp.	2,138,000	6,059
Kansai Paint Co. Ltd.	424,000	6,036
Daihatsu Motor Co. Ltd.	339,800	6,000
Asics Corp.	303,696	5,970
Nissin Foods Holdings Co. Ltd.	129,900	5,862
Nippon Paint Co. Ltd.	387,000	5,860
Santen Pharmaceutical Co. Ltd.	131,800	5,832
Fukuoka Financial Group Inc.	1,418,800	5,828
Brother Industries Ltd.	416,500	5,824
Joyo Bank Ltd.	1,168,000	5,822
Tokyo Tatemono Co. Ltd.	679,000	5,818
Tokyu Fudosan Holdings Corp.	771,459	5,753
Yaskawa Electric Corp.	416,200	5,750
J Front Retailing Co. Ltd.	835,200	5,748
Nitori Holdings Co. Ltd.	131,700	5,715
Rinnai Corp.	64,500	5,674
Kikkoman Corp.	300,000	5,663

Aozora Bank Ltd.	1,986,604	5,656
Suruga Bank Ltd.	320,000	5,637
Stanley Electric Co. Ltd.	253,900	5,635
Shimizu Corp.	1,080,000	5,593
JTEKT Corp.	372,500	5,530
Alfresa Holdings Corp.	84,300	5,497
Nomura Research Institute Ltd.	173,300	5,467
Toyo Suisan Kaisha Ltd.	163,000	5,446
Trend Micro Inc.	172,400	5,327
Shinsei Bank Ltd.	2,685,351	5,272
Credit Saison Co. Ltd.	263,100	5,232
Minebea Co. Ltd.	583,000	5,191
Mitsubishi Tanabe Pharma Corp.	370,350	5,182
Hamamatsu Photonics KK	114,500	5,165
Iyo Bank Ltd.	539,500	5,150
Suzuken Co. Ltd.	132,060	5,109
Japan Airlines Co. Ltd.	103,314	5,085
Bank of Kyoto Ltd.	601,000	4,954
Kajima Corp.	1,413,233	4,945
USS Co. Ltd.	351,300	4,935
M3 Inc.	298,800	4,900
Yamada Denki Co. Ltd.	1,463,700	4,878
Casio Computer Co. Ltd.	405,000	4,789
Kyowa Hakko Kirin Co. Ltd.	448,000	4,774
Ebara Corp.	761,000	4,767
FamilyMart Co. Ltd.	108,300	4,763
Don Quijote Holdings Co. Ltd.	91,000	4,698
Sony Financial Holdings Inc.	287,000	4,693
Nippon Meat Packers Inc.	313,299	4,664
THK Co. Ltd.	205,800	4,613
Toho Gas Co. Ltd.	847,000	4,602
Hachijuni Bank Ltd.	808,600	4,595
Toyo Seikan Group Holdings Ltd.	282,300	4,581
Nabtesco Corp.	197,400	4,556
MediPal Holdings Corp.	295,200	4,520
Fuji Electric Co. Ltd.	1,005,000	4,493
Mitsubishi UFJ Lease & Finance Co. Ltd.	914,200	4,488
Benesse Holdings Inc.	116,400	4,452
Yokohama Rubber Co. Ltd.	464,000	4,364
Nisshin Seifun Group Inc.	397,040	4,361
Takashimaya Co. Ltd.	464,860	4,351
Shimadzu Corp.	489,000	4,345
Nagoya Railroad Co. Ltd.	1,440,000	4,326
Hiroshima Bank Ltd.	1,035,000	4,321
Miraca Holdings Inc.	98,400	4,311
Daicel Corp.	523,000	4,288
Amada Co. Ltd.	609,000	4,285
Hokuhoku Financial Group Inc.	2,227,000	4,270
Mitsubishi Gas Chemical Co. Inc.	752,000	4,239
Seven Bank Ltd.	1,078,800	4,234
Hokuriku Electric Power Co.	326,300	4,231
SBI Holdings Inc.	349,520	4,212
Gunma Bank Ltd.	774,000	4,210
Aeon Mall Co. Ltd.	163,420	4,187
Kurita Water Industries Ltd.	192,700	4,184
^ ANA Holdings Inc.	1,931,317	4,171
Dainippon Sumitomo Pharma Co. Ltd.	262,600	4,169

AEON Financial Service Co. Ltd.	183,210	4,134
TonenGeneral Sekiyu KK	467,000	4,121
Keisei Electric Railway Co. Ltd.	473,000	4,100
Ibiden Co. Ltd.	206,600	4,076
Keihan Electric Railway Co. Ltd.	1,017,000	4,059
Taiyo Nippon Sanso Corp.	516,000	4,059
Air Water Inc.	293,805	4,055
Chugoku Bank Ltd.	303,855	4,049
Hitachi Metals Ltd.	283,234	4,035
MISUMI Group Inc.	144,700	4,009
Sumitomo Rubber Industries Ltd.	314,400	3,999
Teijin Ltd.	1,593,000	3,947
Toho Co. Ltd.	196,400	3,936
Citizen Holdings Co. Ltd.	522,900	3,931
Iida Group Holdings Co. Ltd.	283,000	3,919
Sumitomo Heavy Industries Ltd.	959,000	3,900
Nissan Chemical Industries Ltd.	259,500	3,885
Shimamura Co. Ltd.	44,700	3,868
Sankyo Co. Ltd.	91,900	3,868
Tosoh Corp.	992,000	3,821
Showa Denko KK	2,688,000	3,805
Kakaku.com Inc.	233,700	3,799
Sawai Pharmaceutical Co. Ltd.	62,000	3,799
Nippon Electric Glass Co. Ltd.	736,500	3,794
Otsuka Corp.	29,060	3,790
Nomura Real Estate Holdings Inc.	197,871	3,789
Ryohin Keikaku Co. Ltd.	39,200	3,780
Mitsui Chemicals Inc.	1,535,000	3,758
Kamigumi Co. Ltd.	386,000	3,750
Marui Group Co. Ltd.	436,300	3,743
Konami Corp.	160,100	3,694
Obic Co. Ltd.	116,500	3,676
Yamaguchi Financial Group Inc.	406,000	3,661
DIC Corp.	1,392,000	3,653
Yamaha Corp.	283,900	3,651
Nippon Kayaku Co. Ltd.	320,000	3,597
Mitsubishi Logistics Corp.	257,000	3,571
Sojitz Corp.	2,082,700	3,551
^ Sanrio Co. Ltd.	104,300	3,521
Ube Industries Ltd.	1,902,000	3,503
Alps Electric Co. Ltd.	293,000	3,488
Hitachi Construction Machinery Co. Ltd.	181,300	3,484
COMSYS Holdings Corp.	222,400	3,482
Nippon Paper Industries Co. Ltd.	184,000	3,469
* Shikoku Electric Power Co. Inc.	254,900	3,456
Idemitsu Kosan Co. Ltd.	166,336	3,422
GS Yuasa Corp.	643,000	3,407
Kaneka Corp.	561,000	3,395
Koito Manufacturing Co. Ltd.	198,712	3,370
^ Dena Co. Ltd.	181,711	3,282
Dowa Holdings Co. Ltd.	393,000	3,279
Nippon Shokubai Co. Ltd.	273,000	3,232
Chiyoda Corp.	250,000	3,226
Coca-Cola East Japan Co. Ltd.	128,200	3,224
NOK Corp.	197,900	3,220
Sugi Holdings Co. Ltd.	71,400	3,175
Park24 Co. Ltd.	167,000	3,173

	Zeon Corp.	345,000	3,119
*	NTN Corp.	917,000	3,103
	77 Bank Ltd.	687,000	3,086
	Haseko Corp.	484,500	3,030
	Advantest Corp.	279,900	3,027
	Mabuchi Motor Co. Ltd.	44,700	2,931
	Rohto Pharmaceutical Co. Ltd.	165,400	2,921
	Nishi-Nippon City Bank Ltd.	1,296,000	2,913
	Furukawa Electric Co. Ltd.	1,168,000	2,906
*	Hokkaido Electric Power Co. Inc.	340,200	2,867
	Tokai Tokyo Financial Holdings Inc.	340,900	2,859
	Hakuhodo DY Holdings Inc.	410,300	2,858
	Maruichi Steel Tube Ltd.	110,000	2,847
	Showa Shell Sekiyu KK	317,100	2,831
	Kobayashi Pharmaceutical Co. Ltd.	49,000	2,826
	Sumitomo Osaka Cement Co. Ltd.	682,000	2,818
	Ushio Inc.	216,900	2,802
	Azbil Corp.	112,600	2,784
	Denki Kagaku Kogyo KK	812,000	2,782
	Japan Steel Works Ltd.	615,513	2,764
	Mitsui Engineering & Shipbuilding Co. Ltd.	1,308,000	2,761
	Yamazaki Baking Co. Ltd.	232,000	2,743
	Kawasaki Kisen Kaisha Ltd.	1,266,000	2,735
	Hoshizaki Electric Co. Ltd.	72,400	2,734
	Square Enix Holdings Co. Ltd.	132,500	2,727
	Sundrug Co. Ltd.	59,600	2,724
	Pigeon Corp.	60,400	2,721
	Tsumura & Co.	112,200	2,696
	Fujikura Ltd.	582,000	2,656
	Daido Steel Co. Ltd.	525,000	2,625
	Glory Ltd.	95,700	2,624
	Disco Corp.	42,000	2,614
	NHK Spring Co. Ltd.	278,400	2,589
	Hitachi High-Technologies Corp.	111,051	2,587
	Seino Holdings Co. Ltd.	269,000	2,566
	Lion Corp.	430,000	2,545
	Takara Holdings Inc.	329,000	2,505
	Oracle Corp. Japan	55,100	2,498
	Nagase & Co. Ltd.	202,000	2,494
	Kewpie Corp.	180,900	2,490
	Sapporo Holdings Ltd.	632,000	2,482
	Hitachi Chemical Co. Ltd.	182,000	2,476
	Taiyo Yuden Co. Ltd.	197,900	2,441
	Anritsu Corp.	212,668	2,441
	Toyobo Co. Ltd.	1,557,000	2,440
*,^ Acom Co. Ltd.		754,500	2,411
	Ezaki Glico Co. Ltd.	179,000	2,374
	Sotetsu Holdings Inc.	648,000	2,374
	Calbee Inc.	100,353	2,365
	Aoyama Trading Co. Ltd.	89,900	2,360
	Tsuruha Holdings Inc.	23,800	2,345
	Toyoda Gosei Co. Ltd.	122,400	2,343
	Nisshinbo Holdings Inc.	274,000	2,341
	DMG Mori Seiki Co. Ltd.	184,800	2,337
	OKUMA Corp.	289,000	2,329
	Sohgo Security Services Co. Ltd.	110,700	2,317
	UNY Group Holdings Co. Ltd.	389,700	2,315

Yamato Kogyo Co. Ltd.	72,300	2,267
* Nippon Sheet Glass Co. Ltd.	1,580,000	2,252
Ito En Ltd.	100,200	2,241
Shiga Bank Ltd.	412,000	2,236
Kaken Pharmaceutical Co. Ltd.	141,000	2,229
Juroku Bank Ltd.	636,000	2,218
Okasan Securities Group Inc.	261,516	2,203
Sumitomo Forestry Co. Ltd.	218,400	2,192
Century Tokyo Leasing Corp.	77,600	2,176
Daishi Bank Ltd.	592,000	2,172
Rengo Co. Ltd.	404,000	2,164
Mitsui Mining & Smelting Co. Ltd.	933,000	2,154
Nissan Shatai Co. Ltd.	127,467	2,138
Wacoal Holdings Corp.	209,000	2,134
Nichirei Corp.	504,000	2,127
SCSK Corp.	75,400	2,033
SKY Perfect JSAT Holdings Inc.	377,200	2,022
Nishi-Nippon Railroad Co. Ltd.	534,000	2,018
K's Holdings Corp.	72,200	2,003
Hikari Tsushin Inc.	23,500	1,985
Awa Bank Ltd.	373,000	1,984
Cosmo Oil Co. Ltd.	1,083,000	1,958
House Foods Group Inc.	117,300	1,948
Kose Corp.	58,900	1,937
North Pacific Bank Ltd.	477,500	1,935
Matsumotokiyoshi Holdings Co. Ltd.	60,400	1,927
Kagome Co. Ltd.	113,100	1,917
Hitachi Capital Corp.	89,300	1,907
Coca-Cola West Co. Ltd.	108,700	1,899
Hyakugo Bank Ltd.	458,000	1,881
San-In Godo Bank Ltd.	278,000	1,880
Mochida Pharmaceutical Co. Ltd.	25,900	1,855
KYORIN Holdings Inc.	95,700	1,824
Matsui Securities Co. Ltd.	177,800	1,805
Fukuyama Transporting Co. Ltd.	300,000	1,801
Itochu Techno-Solutions Corp.	42,400	1,791
Shimachu Co. Ltd.	82,200	1,789
Autobacs Seven Co. Ltd.	115,500	1,781
Izumi Co. Ltd.	60,000	1,774
^ Gree Inc.	158,700	1,754
Nexon Co. Ltd.	207,700	1,744
Dainippon Screen Manufacturing Co. Ltd.	377,000	1,741
Kinden Corp.	178,900	1,731
Hokkoku Bank Ltd.	493,000	1,725
Musashino Bank Ltd.	51,900	1,720
Japan Airport Terminal Co. Ltd.	66,300	1,719
Kagoshima Bank Ltd.	270,000	1,711
Fuji Media Holdings Inc.	92,600	1,699
Lintec Corp.	88,800	1,693
Jafco Co. Ltd.	37,700	1,689
Higo Bank Ltd.	317,000	1,689
NTT Urban Development Corp.	179,300	1,688
Exedy Corp.	59,500	1,664
Keiyo Bank Ltd.	380,000	1,618
* Aiful Corp.	528,500	1,614
H2O Retailing Corp.	202,000	1,611
Onward Holdings Co. Ltd.	230,000	1,592

	Start Today Co. Ltd.	62,200	1,591
	Capcom Co. Ltd.	83,900	1,591
	ABC-Mart Inc.	36,100	1,566
	Takata Corp.	61,600	1,545
	Nanto Bank Ltd.	406,000	1,531
	Pola Orbis Holdings Inc.	38,200	1,524
	Senshu Ikeda Holdings Inc.	332,800	1,518
^	Nipro Corp.	168,200	1,511
	Toda Corp.	458,000	1,503
	Temp Holdings Co. Ltd.	56,400	1,495
	Hyakujushi Bank Ltd.	426,000	1,460
	KYB Co. Ltd.	329,000	1,389
	Tokai Rika Co. Ltd.	81,900	1,376
	Sumco Corp.	176,460	1,367
	Nippo Corp.	99,000	1,366
	Canon Marketing Japan Inc.	97,800	1,342
	Hitachi Transport System Ltd.	80,900	1,316
	Shochiku Co. Ltd.	154,000	1,314
	Maeda Road Construction Co. Ltd.	94,000	1,309
	Komeri Co. Ltd.	47,200	1,288
	Cosmos Pharmaceutical Corp.	11,000	1,284
	Toshiba TEC Corp.	224,000	1,276
	Nippon Television Holdings Inc.	76,600	1,251
	TS Tech Co. Ltd.	40,700	1,232
	Japan Petroleum Exploration Co.	36,800	1,225
	FP Corp.	37,800	1,201
	Nisshin Steel Holdings Co. Ltd.	139,200	1,192
	Kissei Pharmaceutical Co. Ltd.	46,600	1,155
	Calsonic Kansei Corp.	249,000	1,155
	Resorttrust Inc.	74,500	1,154
	Asatsu-DK Inc.	52,500	1,082
	PanaHome Corp.	157,000	1,079
^	Toyota Boshoku Corp.	101,100	1,022
	Kandenko Co. Ltd.	189,000	957
*,^ Orient Corp.		469,400	944
	Heiwa Corp.	54,200	928
	Shinko Electric Industries Co. Ltd.	118,500	853
	Toppan Forms Co. Ltd.	85,600	796
	Sumitomo Real Estate Sales Co. Ltd.	24,700	779
	Tokyo Broadcasting System Holdings Inc.	63,300	731
	Tokai Rubber Industries Ltd.	68,300	699
	NS Solutions Corp.	30,800	698
	Mitsubishi Shokuhin Co. Ltd.	26,300	595
	TV Asahi Corp.	7,900	143
			4,751,348
Netherlands (2.8%)
	Unilever NV	2,576,850	105,998
*	ING Groep NV	6,393,931	90,933
	Koninklijke Philips NV	1,480,976	52,100
	ASML Holding NV	548,399	51,047
	Unibail-Rodamco SE	161,372	41,881
	Heineken NV	476,811	33,180
	Akzo Nobel NV	389,357	31,756
*	Koninklijke Ahold NV	1,561,925	31,370
	Aegon NV	3,161,480	29,121
	ArcelorMittal	1,655,934	26,725
	Reed Elsevier NV	1,066,019	23,065

Koninklijke DSM NV	292,840	20,085
* Koninklijke KPN NV	5,087,617	17,960
* CNH Industrial NV	1,493,576	17,190
^ Gemalto NV	134,498	15,677
Wolters Kluwer NV	473,772	13,356
Ziggo NV	238,368	10,586
Randstad Holding NV	172,119	10,074
Heineken Holding NV	153,130	9,888
TNT Express NV	840,436	8,246
Fugro NV	128,252	7,880
Koninklijke Boskalis Westminster NV	114,973	6,328
* OCI	131,431	5,961
Koninklijke Vopak NV	102,965	5,747
* SBM Offshore NV	306,493	5,577
Corio NV	120,364	5,498
		677,229
New Zealand (0.2%)
Fletcher Building Ltd.	1,147,726	9,494
Telecom Corp. of New Zealand Ltd.	2,940,330	6,235
Auckland International Airport Ltd.	1,772,104	5,863
Ryman Healthcare Ltd.	597,410	4,542
SKY Network Television Ltd.	723,950	3,931
* Xero Ltd.	111,501	3,820
SKYCITY Entertainment Group Ltd.	1,080,263	3,687
Fisher & Paykel Healthcare Corp. Ltd.	876,208	3,232
Contact Energy Ltd.	642,152	2,966
Kiwi Income Property Trust	1,672,112	1,618
Air New Zealand Ltd.	728,409	1,294
Vector Ltd.	567,583	1,199
Warehouse Group Ltd.	161,764	452
		48,333
Norway (0.8%)
Statoil ASA	1,580,616	44,597
DNB ASA	1,771,732	30,786
Telenor ASA	1,005,313	22,250
Seadrill Ltd.	588,613	20,723
Yara International ASA	263,032	11,651
Orkla ASA	1,273,472	10,857
Norsk Hydro ASA	2,152,884	10,719
Subsea 7 SA	480,481	8,917
Schibsted ASA	139,757	8,664
Gjensidige Forsikring ASA	292,495	5,939
Aker Solutions ASA	260,418	4,053
		179,156
Portugal (0.2%)
EDP - Energias de Portugal SA	2,770,477	12,862
Galp Energia SGPS SA	490,307	8,464
Jeronimo Martins SGPS SA	398,153	6,681
* Banco Espirito Santo SA	3,298,403	6,177
^ Portugal Telecom SGPS SA	842,435	3,586
EDP Renovaveis SA	348,980	2,323
		40,093
Singapore (1.4%)
DBS Group Holdings Ltd.	2,883,123	37,146
Singapore Telecommunications Ltd.	12,134,290	35,271
Oversea-Chinese Banking Corp. Ltd.	4,493,300	33,970

	United Overseas Bank Ltd.	1,966,504	33,921
	Keppel Corp. Ltd.	2,386,904	20,708
	Genting Singapore plc	10,365,000	11,023
	Global Logistic Properties Ltd.	5,120,400	10,806
	CapitaLand Ltd.	4,367,841	10,060
	Wilmar International Ltd.	3,622,000	9,980
^	Singapore Press Holdings Ltd.	2,756,250	9,211
	City Developments Ltd.	1,032,000	8,305
	Singapore Technologies Engineering Ltd.	2,659,906	8,093
	Singapore Exchange Ltd.	1,444,000	7,980
	Singapore Airlines Ltd.	884,854	7,372
	Sembcorp Industries Ltd.	1,578,660	6,906
	CapitaMall Trust	4,271,000	6,426
	Noble Group Ltd.	6,564,758	6,206
	Jardine Cycle & Carriage Ltd.	165,037	5,957
	Ascendas REIT	3,241,300	5,834
	Hutchison Port Holdings Trust	8,967,251	5,830
	ComfortDelGro Corp. Ltd.	3,595,184	5,687
	Golden Agri-Resources Ltd.	11,310,020	5,175
	Sembcorp Marine Ltd.	1,518,600	4,896
^	Olam International Ltd.	2,525,800	4,473
	Suntec REIT	3,383,000	4,472
	UOL Group Ltd.	843,750	4,208
	CapitaCommercial Trust	3,223,000	3,816
	StarHub Ltd.	1,125,000	3,764
	Keppel Land Ltd.	1,372,839	3,675
	CapitaMalls Asia Ltd.	2,239,000	3,192
	Yangzijiang Shipbuilding Holdings Ltd.	3,414,000	2,938
	Singapore Post Ltd.	2,161,000	2,338
	Venture Corp. Ltd.	332,000	1,971
	SIA Engineering Co. Ltd.	482,000	1,856
	Wing Tai Holdings Ltd.	951,000	1,387
	Yanlord Land Group Ltd.	1,579,000	1,346
	M1 Ltd.	417,000	1,152
^	SMRT Corp. Ltd.	1,182,000	959
*,^ Neptune Orient Lines Ltd.		1,130,000	895
^	Cosco Corp. Singapore Ltd.	1,546,000	881
	Indofood Agri Resources Ltd.	821,000	637
			340,723
South Korea (4.0%)
	Samsung Electronics Co. Ltd.	113,238	143,152
	Samsung Electronics Co. Ltd. GDR	122,525	77,253
	Hyundai Motor Co.	255,198	60,342
	POSCO	120,186	33,555
	Hyundai Mobis	112,013	33,234
	NAVER Corp.	45,098	32,952
*	SK Hynix Inc.	873,590	29,642
	Kia Motors Corp.	440,225	24,601
	Shinhan Financial Group Co. Ltd.	432,712	19,146
	Hana Financial Group Inc.	479,430	17,575
	LG Chem Ltd.	71,688	17,154
	Samsung Life Insurance Co. Ltd.	161,962	15,308
	KT&G Corp.	192,629	14,508
	Samsung Fire & Marine Insurance Co. Ltd.	64,162	14,452
	Hyundai Heavy Industries Co. Ltd.	72,166	14,356
*	Shinhan Financial Group Co. Ltd. ADR	311,008	13,669
	SK Innovation Co. Ltd.	103,711	11,931

Samsung C&T Corp.	204,886	11,912
KB Financial Group Inc.	336,273	11,799
Korea Electric Power Corp.	336,765	11,560
LG Electronics Inc.	175,336	10,718
KB Financial Group Inc. ADR	300,958	10,579
SK Telecom Co. Ltd. ADR	458,140	10,340
* LG Display Co. Ltd.	363,030	9,128
Samsung SDI Co. Ltd.	58,110	8,824
Samsung Heavy Industries Co. Ltd.	290,920	8,746
E-Mart Co. Ltd.	36,972	8,489
LG Corp.	148,529	8,096
SK Holdings Co. Ltd.	43,973	7,986
Hankook Tire Co. Ltd.	131,662	7,492
Hyundai Steel Co.	111,662	7,243
Woori Finance Holdings Co. Ltd.	593,650	6,775
Samsung Electro-Mechanics Co. Ltd.	102,595	6,704
LG Household & Health Care Ltd.	15,371	6,645
Coway Co. Ltd.	92,323	6,471
Amorepacific Corp.	5,461	6,465
Lotte Shopping Co. Ltd.	20,463	6,446
Hyundai Engineering & Construction Co. Ltd.	119,149	6,286
Korea Zinc Co. Ltd.	19,087	5,968
Hyundai Glovis Co. Ltd.	25,390	5,774
Kangwon Land Inc.	191,920	5,599
BS Financial Group Inc.	386,610	5,485
Cheil Industries Inc.	77,754	5,249
NCSoft Corp.	25,551	5,245
OCI Co. Ltd.	31,233	5,225
SK C&C Co. Ltd.	35,117	4,944
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	160,390	4,843
S-Oil Corp.	82,648	4,796
Orion Corp.	6,053	4,667
Celltrion Inc.	109,371	4,531
KCC Corp.	8,637	4,434
Hyundai Department Store Co. Ltd.	32,798	4,382
Industrial Bank of Korea	336,530	4,280
Lotte Chemical Corp.	23,240	4,124
Samsung Securities Co. Ltd.	112,062	4,122
Dongbu Insurance Co. Ltd.	78,937	4,096
GS Holdings	87,385	3,966
Samsung Techwin Co. Ltd.	69,839	3,810
Hyundai Wia Corp.	23,600	3,804
* Cheil Worldwide Inc.	168,390	3,799
Samsung Engineering Co. Ltd.	53,164	3,587
Daelim Industrial Co. Ltd.	43,422	3,542
CJ CheilJedang Corp.	13,091	3,537
LG Uplus Corp.	354,060	3,478
* KT Corp. ADR	237,080	3,293
* Korea Electric Power Corp. ADR	177,871	3,054
CJ Corp.	22,321	2,859
Hyundai Development Co-Engineering & Construction	97,910	2,769
S-1 Corp.	32,549	2,726
Hyosung Corp.	36,786	2,661
* Doosan Infracore Co. Ltd.	205,400	2,654
Korea Gas Corp.	44,359	2,601
DGB Financial Group Inc.	175,010	2,537
Hyundai Marine & Fire Insurance Co. Ltd.	87,210	2,520

SK Telecom Co. Ltd.	12,187	2,473
Hanwha Corp.	81,320	2,458
Mando Corp.	19,009	2,419
* Daewoo Engineering & Construction Co. Ltd.	317,050	2,373
AMOREPACIFIC Group	4,868	2,344
Halla Visteon Climate Control Corp.	51,050	2,338
Daewoo International Corp.	62,870	2,293
Korea Investment Holdings Co. Ltd.	66,110	2,292
Daewoo Securities Co. Ltd.	291,910	2,256
Yuhan Corp.	13,198	2,256
Shinsegae Co. Ltd.	10,194	2,215
Samsung Card Co. Ltd.	67,340	2,194
KT Corp.	77,740	2,164
Doosan Heavy Industries & Construction Co. Ltd.	65,100	2,158
Hanwha Life Insurance Co. Ltd.	328,510	2,157
Kumho Petro chemical Co. Ltd.	25,401	2,104
Lotte Confectionery Co. Ltd.	1,208	2,069
Hanwha Chemical Corp.	107,090	1,953
Hyundai Mipo Dockyard	13,247	1,937
LS Corp.	26,174	1,880
* NHN Entertainment Corp.	20,668	1,870
SK Networks Co. Ltd.	209,060	1,861
GS Engineering & Construction Corp.	53,340	1,820
Mirae Asset Securities Co. Ltd.	44,574	1,739
* CJ Korea Express Co. Ltd.	16,312	1,735
Doosan Corp.	12,889	1,678
Daum Communications Corp.	21,528	1,583
* Korean Air Lines Co. Ltd.	43,262	1,574
Woori Investment & Securities Co. Ltd.	181,900	1,514
LG Hausys Ltd.	8,964	1,344
NongShim Co. Ltd.	4,525	1,271
Hyundai Securities Co. Ltd.	205,980	1,254
Lotte Chilsung Beverage Co. Ltd.	824	1,156
Samsung Fine Chemicals Co. Ltd.	23,855	1,099
* Hyundai Merchant Marine Co. Ltd.	108,990	1,059
Hite Jinro Co. Ltd.	43,210	956
KEPCO Engineering & Construction Co. Inc.	15,437	954
SKC Co. Ltd.	30,290	883
* Hanjin Shipping Co. Ltd.	116,350	705
Dongkuk Steel Mill Co. Ltd.	58,440	687
Hyundai Hysco Co. Ltd.	11,634	604
Daishin Securities Co. Ltd. Preference Shares	39,791	213
Hyundai Securities Co. Ltd. Preference Shares	19,225	113
		968,500
Spain (3.3%)
* Banco Santander SA	19,129,832	182,617
Banco Bilbao Vizcaya Argentaria SA	9,577,362	115,161
Telefonica SA	6,671,999	105,730
Iberdrola SA	8,038,141	56,247
Inditex SA	350,581	52,598
Repsol SA	1,491,156	38,083
Amadeus IT Holding SA	646,540	26,867
Abertis Infraestructuras SA	825,851	18,875
* CaixaBank SA	2,836,934	18,262
* Banco Popular Espanol SA	2,403,170	18,172
Banco de Sabadell SA	5,742,811	17,754
* Bankia SA	7,626,609	16,117

Red Electrica Corp. SA	184,658	15,016
Grifols SA	266,767	14,620
Gas Natural SDG SA	519,322	14,610
Ferrovial SA	670,298	14,531
* ACS Actividades de Construccion y Servicios SA	297,164	11,684
Enagas SA	342,036	10,405
Distribuidora Internacional de Alimentacion SA	987,718	9,032
Bankinter SA	1,096,654	8,830
Mapfre SA	1,767,498	7,458
Endesa SA	141,820	5,106
Zardoya Otis SA	244,283	4,163
Acciona SA	42,103	3,650
* Mediaset Espana Comunicacion SA	265,778	3,098
Corp Financiera Alba SA	28,829	1,721
* Acerinox SA	97,274	1,564
* Banco Bilbao Vizcaya Argentaria SA Rights Exp. 04/14/2014	3,322,019	778
		792,749
Sweden (3.0%)
Nordea Bank AB	5,218,073	74,021
Hennes & Mauritz AB Class B	1,563,430	66,681
Telefonaktiebolaget LM Ericsson Class B	4,911,770	65,510
Swedbank AB Class A	1,762,925	47,327
^ Volvo AB Class B	2,532,847	40,263
^ Svenska Handelsbanken AB Class A	790,540	39,726
Skandinaviska Enskilda Banken AB Class A	2,412,047	33,135
Atlas Copco AB Class A	1,035,714	29,900
Svenska Cellulosa AB SCA Class B	965,307	28,429
Assa Abloy AB Class B	520,408	27,720
TeliaSonera AB	3,604,017	27,219
Investor AB Class B	745,416	27,001
Sandvik AB	1,797,682	25,427
^ SKF AB	698,027	17,873
Atlas Copco AB Class B	613,667	16,809
Scania AB Class B	512,863	15,094
Hexagon AB Class B	428,270	14,560
Skanska AB Class B	610,453	14,390
Alfa Laval AB	526,278	14,256
Investment AB Kinnevik	348,223	12,864
Swedish Match AB	340,021	11,131
Getinge AB	312,491	8,823
^ Electrolux AB Class B	384,535	8,419
Elekta AB Class B	611,808	8,145
Boliden AB	482,005	7,340
* Lundin Petroleum AB	344,740	7,097
* Tele2 AB	503,692	6,254
Securitas AB Class B	536,467	6,213
Industrivarden AB Class A	254,625	5,328
Husqvarna AB	674,587	4,710
Modern Times Group AB Class B	98,087	4,580
Industrivarden AB	194,980	3,780
^ Ratos AB	384,478	3,567
Holmen AB	92,180	3,383
Melker Schorling AB	8,852	462
SSAB AB Class A	50,190	388
		727,825

Switzerland (8.7%)
Nestle SA	5,279,694	397,401
Roche Holding AG	1,163,293	349,876
Novartis AG	3,855,629	327,373
UBS AG	5,838,216	120,812
ABB Ltd.	3,832,448	98,996
Credit Suisse Group AG	2,642,634	85,537
* Cie Financiere Richemont SA	823,980	78,721
Zurich Insurance Group AG	243,672	74,835
Syngenta AG	151,303	57,438
Swiss Re AG	611,596	56,765
Swatch Group AG (Bearer)	50,389	31,611
Holcim Ltd.	377,050	31,250
Adecco SA	290,048	24,140
Transocean Ltd.	575,612	23,732
Givaudan SA	15,176	23,473
Swisscom AG	37,734	23,183
SGS SA	8,428	20,786
Geberit AG	62,255	20,400
Julius Baer Group Ltd.	372,599	16,547
Actelion Ltd.	170,826	16,189
Sonova Holding AG	110,112	16,109
Sika AG	3,336	13,646
Aryzta AG	137,675	12,174
Swiss Life Holding AG	48,182	11,849
Kuehne & Nagel International AG	83,431	11,676
Schindler Holding AG	75,184	11,084
Lindt & Spruengli AG	169	9,954
Baloise Holding AG	78,560	9,889
Lonza Group AG	89,505	9,132
Swatch Group AG (Registered)	74,917	8,688
Clariant AG	431,770	8,396
Partners Group Holding AG	29,668	8,333
Galenica AG	8,069	7,809
Swiss Prime Site AG	91,132	7,750
Lindt & Spruengli AG	1,558	7,727
PSP Swiss Property AG	70,592	6,635
Schindler Holding AG (Registered)	38,646	5,676
GAM Holding AG	293,892	5,305
Sulzer AG	38,391	5,283
EMS-Chemie Holding AG	11,008	4,160
Pargesa Holding SA	46,829	4,056
Barry Callebaut AG	2,971	4,007
DKSH Holding AG	39,889	3,174
Banque Cantonale Vaudoise	4,689	2,737
		2,074,314
United Kingdom (19.8%)
HSBC Holdings plc	31,175,626	315,669
BP plc	30,558,747	245,544
Royal Dutch Shell plc Class A	6,393,141	233,594
GlaxoSmithKline plc	8,049,540	214,646
British American Tobacco plc	3,128,633	174,535
* Vodafone Group plc	43,985,527	161,751
Royal Dutch Shell plc Class B	4,060,704	158,533
AstraZeneca plc	2,065,386	133,894
Diageo plc	4,162,720	129,292
Rio Tinto plc	2,061,052	114,941

* Lloyds Banking Group plc	88,311,537	110,481
BHP Billiton plc	3,489,073	107,739
BG Group plc	5,634,799	105,199
Barclays plc	26,556,722	103,346
Prudential plc	4,224,728	89,457
Reckitt Benckiser Group plc	1,065,711	86,968
Unilever plc	1,997,477	85,432
National Grid plc	6,175,462	84,862
BT Group plc	13,036,451	82,909
Glencore Xstrata plc	15,889,231	81,962
SABMiller plc	1,565,197	78,264
Standard Chartered plc	3,273,262	68,447
Tesco plc	13,302,281	65,609
Imperial Tobacco Group plc	1,595,083	64,502
Rolls-Royce Holdings plc	3,088,400	55,287
Anglo American plc London Shares	2,153,990	55,045
Shire plc	971,052	48,073
Centrica plc	8,401,261	46,220
WPP plc	2,230,761	46,093
Compass Group plc	2,968,956	45,333
ARM Holdings plc	2,302,440	38,885
SSE plc	1,583,135	38,778
Aviva plc	4,848,574	38,686
BAE Systems plc	5,298,201	36,807
Legal & General Group plc	9,704,266	33,132
Experian plc	1,672,129	30,175
Reed Elsevier plc	1,930,602	29,503
Kingfisher plc	3,921,705	27,573
Next plc	246,400	27,117
Old Mutual plc	8,063,925	27,071
Associated British Foods plc	578,153	26,828
Wolseley plc	436,431	24,867
Standard Life plc	3,887,794	24,494
British Sky Broadcasting Group plc	1,596,589	24,290
Pearson plc	1,347,258	23,919
CRH plc	828,853	23,193
Land Securities Group plc	1,320,450	22,505
Smith & Nephew plc	1,481,132	22,495
Whitbread plc	298,511	20,720
Marks & Spencer Group plc	2,692,617	20,270
ITV plc	6,233,101	19,915
Capita plc	1,086,556	19,868
Tullow Oil plc	1,501,262	18,761
Johnson Matthey plc	339,240	18,522
British Land Co. plc	1,681,569	18,348
* Royal Bank of Scotland Group plc	3,474,872	18,028
Burberry Group plc	754,326	17,538
GKN plc	2,690,346	17,530
United Utilities Group plc	1,131,479	14,884
Weir Group plc	351,000	14,846
Bunzl plc	548,392	14,622
InterContinental Hotels Group plc	429,013	13,810
Smiths Group plc	648,990	13,790
Intertek Group plc	265,507	13,632
Ashtead Group plc	831,348	13,203
Babcock International Group plc	581,278	13,054
Sage Group plc	1,869,407	13,039

Travis Perkins plc	407,744	12,839
WM Morrison Supermarkets plc	3,548,472	12,618
J Sainsbury plc	2,311,985	12,192
Severn Trent plc	390,464	11,881
* International Consolidated Airlines Group SA (London Shares)	1,687,399	11,740
St. James's Place plc	837,436	11,540
Carnival plc	301,845	11,532
Randgold Resources Ltd.	151,993	11,409
Persimmon plc	499,231	11,214
Hammerson plc	1,207,565	11,164
Barratt Developments plc	1,610,397	11,100
Resolution Ltd.	2,199,251	10,957
* IMI plc	440,108	10,710
Mondi plc	606,551	10,629
Rexam plc	1,304,054	10,597
Meggitt plc	1,317,082	10,563
3i Group plc	1,587,714	10,544
Petrofac Ltd.	436,589	10,480
Taylor Wimpey plc	5,330,556	10,478
Aberdeen Asset Management plc	1,599,354	10,424
G4S plc	2,568,380	10,363
CRH plc	368,602	10,321
easyJet plc	357,520	10,232
Aggreko plc	408,221	10,227
London Stock Exchange Group plc	304,804	10,019
Direct Line Insurance Group plc	2,477,423	9,814
Croda International plc	223,143	9,490
AMEC plc	491,721	9,209
Hargreaves Lansdown plc	377,378	9,180
Berkeley Group Holdings plc	207,904	9,096
RSA Insurance Group plc	6,055,514	9,055
* Melrose Industries plc	1,820,818	9,024
Cobham plc	1,785,337	8,913
Informa plc	992,457	8,753
Tate & Lyle plc	764,195	8,511
Schroders plc (Voting Shares)	193,961	8,412
Inmarsat plc	683,697	8,288
Drax Group plc	646,397	8,265
Antofagasta plc	587,454	8,196
Coca-Cola HBC AG	325,996	8,128
William Hill plc	1,408,738	8,015
Admiral Group plc	324,521	7,727
John Wood Group plc	583,755	7,473
Investec plc	888,705	7,194
Segro plc	1,228,016	6,804
Daily Mail & General Trust plc	445,903	6,463
TUI Travel plc	852,788	6,232
Rentokil Initial plc	2,986,716	6,136
Serco Group plc	819,378	5,760
ICAP plc	887,155	5,591
Intu Properties plc	1,116,908	5,256
* Sports Direct International plc	345,948	4,915
Fresnillo plc	270,212	3,809
Polyus Gold International Ltd.	1,100,703	3,754
Ashmore Group plc	659,813	3,657
Polymetal International plc	349,300	3,619
* Lonmin plc	711,926	3,401

	Schroders plc			73,553	2,475
	Vedanta Resources plc			151,244	2,280
*	RSA Insurance Group PLC-RTS Exp. 04/09/2014			2,270,817	1,268
*	Intu Properties plc Rights Exp. 04/17/2014			319,116	505
					4,738,766
Total Common Stocks (Cost $20,537,606)					23,866,642
		Coupon
Temporary Cash Investments (1.3%)[1]
Money Market Fund (1.2%)
[2,3] Vanguard Market Liquidity Fund		0.122%		284,660,677	284,661

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	Fannie Mae Discount Notes	0.080%	4/23/14	100	100
[4,5] Fannie Mae Discount Notes		0.080%	5/14/14	500	500
6	Federal Home Loan Bank Discount Notes	0.073%	5/2/14	500	500
[5,6] Federal Home Loan Bank Discount Notes		0.120%	5/28/14	2,700	2,699
6	Federal Home Loan Bank Discount Notes	0.125%	5/30/14	300	300
6	Federal Home Loan Bank Discount Notes	0.070%	6/4/14	8,000	7,999
[5,6] Federal Home Loan Bank Discount Notes		0.077%	6/13/14	5,000	4,999
6	Federal Home Loan Bank Discount Notes	0.075%	6/24/14	1,500	1,500
6	Federal Home Loan Bank Discount Notes	0.090%	7/16/14	500	500
					19,097
Total Temporary Cash Investments (Cost $303,758)					303,758
Total Investments (100.9%) (Cost $20,841,364)					24,170,400
Other Assets and Liabilities-Net (-0.9%)[3]					(221,133)
Net Assets (100%)					23,949,267

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $167,088,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $251,259,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $3,200,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Tax-Managed International Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	48,243	23,780,254	38,145
Temporary Cash Investments	284,661	19,097	—
Futures Contracts—Assets[1]	330	—	—
Forward Currency Contracts—Assets	—	266	—
Forward Currency Contracts—Liabilities	—	(231)	—
Total	333,234	23,799,386	38,145
1 Represents variation margin on the last day of the reporting period.

Tax-Managed International Fund

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Tax-Managed International Fund

At March 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Topix Index	June 2014	200	23,363	1,084
FTSE 100 Index	June 2014	119	12,982	116
Dow Jones EURO STOXX 50 Index	June 2014	301	12,860	381
S&P ASX 200 Index	June 2014	101	12,621	157
				1,738

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

At March 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	6/17/14	JPY	2,291,639	USD	22,429	(217)
UBS AG	6/24/14	AUD	13,488	USD	12,170	266
UBS AG	6/25/14	USD	2,983	EUR	2,171	(7)
UBS AG	6/25/14	USD	3,133	GBP	1,884	(7)
						35
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At March 31, 2014, the cost of investment securities for tax purposes was $20,846,398,000. Net unrealized appreciation of investment securities for tax purposes was $3,324,002,000, consisting of unrealized gains of $3,981,916,000 on securities that had risen in value since their purchase and $657,914,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 19, 2014

VANGUARD TAX-MANAGED FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 19, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.